Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001174610
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 28, 2011
Prospectus Date	rr_ProspectusDate	Oct 1, 2011

ProShares Ultra QQQ

Ultra QQQ

Important Information About the Fund

ProShares Ultra QQQ (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the NASDAQ-100 Index® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. As of June 30, 2011, the Index included companies with capitalizations between  $4.4 billion and  $310.4 billion. The average capitalization of the companies comprising the Index was approximately  $28 billion. The Index is published under the Bloomberg ticker symbol "NDX."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra QQQ
Investment Advisory Fees		0.75%
Other Expenses		0.28%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.03%
Fee Waiver/Reimbursement	[1]	(0.08%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra QQQ	97	320	561	1,252

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 23% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

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Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the technology and communications industry groups, which comprised approximately 45.74% and 29.73%, respectively, of the market capitalization of the Index.

The Fund will not directly short the securities of issuers contained in the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 26.37%. The Index's highest June to June volatility rate during the five-year period was 44.82% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 8.77%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Technology Industry Risk — The Fund is subject to risks faced by companies in the technology industry to the same extent as the Index is so concentrated. Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industries as a whole. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

•

Telecommunications Industry Risk — The Fund is subject to risks faced by companies in the telecommunications economic sector to the same extent as the Index is so concentrated, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 6/30/2009): 40.38% Worst Quarter (ended 12/31/2008): -48.57% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 8.68%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Ultra QQQ		37.04%	6.01%	Jun 19, 2006
ProShares Ultra QQQ After Taxes on Distributions		37.04%	5.14%
ProShares Ultra QQQ After Taxes on Distributions and Sale of Shares		24.08%	4.71%
ProShares Ultra QQQ NASDAQ-100 Index	[1]	20.14%	8.89%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra QQQ | ProShares Ultra QQQ
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.03%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	320
5 Years	rr_ExpenseExampleYear05	561
10 Years	rr_ExpenseExampleYear10	1,252
Annual Return 2007	rr_AnnualReturn2007	28.68%
Annual Return 2008	rr_AnnualReturn2008	(72.66%)
Annual Return 2009	rr_AnnualReturn2009	119.08%
Annual Return 2010	rr_AnnualReturn2010	37.04%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	40.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(48.57%)
One Year	rr_AverageAnnualReturnYear01	37.04%
Since Inception	rr_AverageAnnualReturnSinceInception	6.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 2006
ProShares Ultra QQQ | ProShares Ultra QQQ | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	37.04%
Since Inception	rr_AverageAnnualReturnSinceInception	5.14%
ProShares Ultra QQQ | ProShares Ultra QQQ | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	24.08%
Since Inception	rr_AverageAnnualReturnSinceInception	4.71%
ProShares Ultra QQQ
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra QQQ

Important Information About the Fund

ProShares Ultra QQQ (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the NASDAQ-100 Index® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. As of June 30, 2011, the Index included companies with capitalizations between  $4.4 billion and  $310.4 billion. The average capitalization of the companies comprising the Index was approximately  $28 billion. The Index is published under the Bloomberg ticker symbol "NDX."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 23% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

¡

Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the technology and communications industry groups, which comprised approximately 45.74% and 29.73%, respectively, of the market capitalization of the Index.

The Fund will not directly short the securities of issuers contained in the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the technology and communications industry groups, which comprised approximately 45.74% and 29.73%, respectively, of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 26.37%. The Index's highest June to June volatility rate during the five-year period was 44.82% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 8.77%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Technology Industry Risk — The Fund is subject to risks faced by companies in the technology industry to the same extent as the Index is so concentrated. Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industries as a whole. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

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Telecommunications Industry Risk — The Fund is subject to risks faced by companies in the telecommunications economic sector to the same extent as the Index is so concentrated, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 6/30/2009): 40.38% Worst Quarter (ended 12/31/2008): -48.57% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 8.68%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

ProShares Ultra QQQ | NASDAQ-100 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	20.14%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	8.89%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Ultra Dow30

Ultra Dow30

Important Information About the Fund

ProShares Ultra Dow30 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Dow Jones Industrial AverageSM (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no predetermined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors and accurately represent the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks, instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component's core business. When such an event necessitates that one component be replaced, the entire Index is reviewed. As of June 30, 2011, the Index included companies with capitalizations between  $16.9 billion and  $400.9 billion. The average capitalization of the companies comprising the Index was approximately  $125.2 billion. The Index is published under the Bloomberg ticker symbol "INDU."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra Dow30
Investment Advisory Fees		0.75%
Other Expenses		0.25%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.00%
Fee Waiver/Reimbursement	[1]	(0.05%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra Dow30	97	313	548	1,220

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

¡

Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 22.82%. The Index's highest June to June volatility rate during the five-year period was 41.28% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 4.96%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 9/30/2009): 32.85% Worst Quarter (ended 12/31/2008): -40.44% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 16.24%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Ultra Dow30		25.02%	(1.60%)	Jun 19, 2006
ProShares Ultra Dow30 After Taxes on Distributions		24.89%	(2.67%)
ProShares Ultra Dow30 After Taxes on Distributions and Sale of Shares		16.41%	(1.75%)
ProShares Ultra Dow30 Dow Jones Industrial Average	[1]	14.06%	4.02%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra Dow30 | ProShares Ultra Dow30
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.00%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	313
5 Years	rr_ExpenseExampleYear05	548
10 Years	rr_ExpenseExampleYear10	1,220
Annual Return 2007	rr_AnnualReturn2007	8.71%
Annual Return 2008	rr_AnnualReturn2008	(61.68%)
Annual Return 2009	rr_AnnualReturn2009	39.59%
Annual Return 2010	rr_AnnualReturn2010	25.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(40.44%)
One Year	rr_AverageAnnualReturnYear01	25.02%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.60%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 2006
ProShares Ultra Dow30 | ProShares Ultra Dow30 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	24.89%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.67%)
ProShares Ultra Dow30 | ProShares Ultra Dow30 | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.41%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.75%)
ProShares Ultra Dow30
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra Dow30

Important Information About the Fund

ProShares Ultra Dow30 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Dow Jones Industrial AverageSM (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no predetermined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors and accurately represent the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks, instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component's core business. When such an event necessitates that one component be replaced, the entire Index is reviewed. As of June 30, 2011, the Index included companies with capitalizations between  $16.9 billion and  $400.9 billion. The average capitalization of the companies comprising the Index was approximately  $125.2 billion. The Index is published under the Bloomberg ticker symbol "INDU."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

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Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 22.82%. The Index's highest June to June volatility rate during the five-year period was 41.28% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 4.96%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 9/30/2009): 32.85% Worst Quarter (ended 12/31/2008): -40.44% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 16.24%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

ProShares Ultra Dow30 | Dow Jones Industrial Average
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.06%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.02%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Ultra S&P500

Ultra S&P500

Important Information About the Fund

ProShares Ultra S&P500 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the S&P 500® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability. As of June 30, 2011, the Index included companies with capitalizations between  $1.4 billion and  $400.9 billion. The average capitalization of the companies comprising the Index was approximately  $25.2 billion. The Index is published under the Bloomberg ticker symbol "SPX."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra S&P500
Investment Advisory Fees		0.75%
Other Expenses		0.17%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		0.92%
Fee Waiver/Reimbursement	[1]	none
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.92%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra S&P500	94	293	509	1,131

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 4% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

¡

Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 25.06%. The Index's highest June to June volatility rate during the five-year period was 45.47% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 2.94%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term per formance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 9/30/2009): 32.16% Worst Quarter (ended 12/31/2008): -46.28% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 10.75%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Ultra S&P500		26.47%	(5.41%)	Jun 19, 2006
ProShares Ultra S&P500 After Taxes on Distributions		26.30%	(6.14%)
ProShares Ultra S&P500 After Taxes on Distributions and Sale of Shares		17.38%	(4.74%)
ProShares Ultra S&P500 S&P 500	[1]	15.06%	2.48%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra S&P500 | ProShares Ultra S&P500
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	0.92%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.92%
1 Year	rr_ExpenseExampleYear01	94
3 Years	rr_ExpenseExampleYear03	293
5 Years	rr_ExpenseExampleYear05	509
10 Years	rr_ExpenseExampleYear10	1,131
Annual Return 2007	rr_AnnualReturn2007	1.66%
Annual Return 2008	rr_AnnualReturn2008	(67.80%)
Annual Return 2009	rr_AnnualReturn2009	46.10%
Annual Return 2010	rr_AnnualReturn2010	26.47%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(46.28%)
One Year	rr_AverageAnnualReturnYear01	26.47%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.41%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 2006
ProShares Ultra S&P500 | ProShares Ultra S&P500 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.30%
Since Inception	rr_AverageAnnualReturnSinceInception	(6.14%)
ProShares Ultra S&P500 | ProShares Ultra S&P500 | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.38%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.74%)
ProShares Ultra S&P500
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra S&P500

Important Information About the Fund

ProShares Ultra S&P500 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the S&P 500® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability. As of June 30, 2011, the Index included companies with capitalizations between  $1.4 billion and  $400.9 billion. The average capitalization of the companies comprising the Index was approximately  $25.2 billion. The Index is published under the Bloomberg ticker symbol "SPX."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 4% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

¡

Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 25.06%. The Index's highest June to June volatility rate during the five-year period was 45.47% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 2.94%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term per formance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 9/30/2009): 32.16% Worst Quarter (ended 12/31/2008): -46.28% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 10.75%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

ProShares Ultra S&P500 | S&P 500
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.06%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.48%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Ultra Russell3000

Ultra Russell3000

Important Information About the Fund

ProShares Ultra Russell3000 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Russell 3000® Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market. The Index is designed to be a comprehensive representation of the investable U.S. equity market and its segments. It is a free float adjusted, market capitalization-weighted index, and includes only common stocks belonging to corporations incorporated in the U.S. and its territories. As of June 30, 2011, the Index included companies with capitalizations between  $76.4 million and  $400.8 billion. The average capitalization of the companies comprising the Index was approximately  $5.5 billion. The Index is published under the Bloomberg ticker symbol "RAY."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra Russell3000
Investment Advisory Fees		0.75%
Other Expenses	[1]	2.95%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		3.70%
Fee Waiver/Reimbursement	[2]	(2.75%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	"Acquired Fund Fees and Expenses" for the fiscal year end May 31, 2011 were less than 0.01% and are included in "Other Expenses".
[2]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra Russell3000	97	877	1,677	3,771

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 42% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 25.47%. The Index's highest June to June volatility rate during the five-year period was 45.96% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 3.35%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 12/31/2010): 23.48% Worst Quarter (ended 6/30/2010): -22.94% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 11.34%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Ultra Russell3000		30.12%	54.88%	Jun 30, 2009
ProShares Ultra Russell3000 After Taxes on Distributions		30.03%	54.78%
ProShares Ultra Russell3000 After Taxes on Distributions and Sale of Shares		19.67%	47.30%
ProShares Ultra Russell3000 Russell 3000 Index	[1]	16.93%	27.45%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra Russell3000 | ProShares Ultra Russell3000
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	2.95%	[1]
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	3.70%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.75%)	[2]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	877
5 Years	rr_ExpenseExampleYear05	1,677
10 Years	rr_ExpenseExampleYear10	3,771
Annual Return 2010	rr_AnnualReturn2010	30.12%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.94%)
One Year	rr_AverageAnnualReturnYear01	30.12%
Since Inception	rr_AverageAnnualReturnSinceInception	54.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2009
ProShares Ultra Russell3000 | ProShares Ultra Russell3000 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	30.03%
Since Inception	rr_AverageAnnualReturnSinceInception	54.78%
ProShares Ultra Russell3000 | ProShares Ultra Russell3000 | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	19.67%
Since Inception	rr_AverageAnnualReturnSinceInception	47.30%
ProShares Ultra Russell3000
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra Russell3000

Important Information About the Fund

ProShares Ultra Russell3000 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Russell 3000® Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market. The Index is designed to be a comprehensive representation of the investable U.S. equity market and its segments. It is a free float adjusted, market capitalization-weighted index, and includes only common stocks belonging to corporations incorporated in the U.S. and its territories. As of June 30, 2011, the Index included companies with capitalizations between  $76.4 million and  $400.8 billion. The average capitalization of the companies comprising the Index was approximately  $5.5 billion. The Index is published under the Bloomberg ticker symbol "RAY."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 42% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 25.47%. The Index's highest June to June volatility rate during the five-year period was 45.96% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 3.35%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 12/31/2010): 23.48% Worst Quarter (ended 6/30/2010): -22.94% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 11.34%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

ProShares Ultra Russell3000 | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.93%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	27.45%	[3]

[1]	"Acquired Fund Fees and Expenses" for the fiscal year end May 31, 2011 were less than 0.01% and are included in "Other Expenses".
[2]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[3]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Ultra MidCap400

Ultra MidCap400

Important Information About the Fund

ProShares Ultra MidCap400 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the S&P MidCap400® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability. As of June 30, 2011, the Index included companies with capitalizations between  $517.9 million and  $13.4 billion. The average capitalization of the companies comprising the Index was approximately  $3.1 billion. The Index is published under the Bloomberg ticker symbol "MID."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra MidCap400
Investment Advisory Fees		0.75%
Other Expenses	[1]	0.32%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.07%
Fee Waiver/Reimbursement	[2]	(0.12%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	"Acquired Fund Fees and Expenses" for the fiscal year end May 31, 2011 were less than 0.01% and are included in "Other Expenses".
[2]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra MidCap400	97	328	578	1,295

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 12% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

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Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 27.7%. The Index's highest June to June volatility rate during the five-year period was 49.65% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 6.59%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 9/30/2009): 41.81% Worst Quarter (ended 12/31/2008): -52.35% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 15.66%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Ultra MidCap400		51.35%	0.48%	Jun 19, 2006
ProShares Ultra MidCap400 After Taxes on Distributions		51.33%	(0.30%)
ProShares Ultra MidCap400 After Taxes on Distributions and Sale of Shares		33.40%	0.06%
ProShares Ultra MidCap400 S&P MidCap400	[1]	26.64%	6.52%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra MidCap400 | ProShares Ultra MidCap400
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[1]
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.07%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	328
5 Years	rr_ExpenseExampleYear05	578
10 Years	rr_ExpenseExampleYear10	1,295
Annual Return 2007	rr_AnnualReturn2007	6.37%
Annual Return 2008	rr_AnnualReturn2008	(67.92%)
Annual Return 2009	rr_AnnualReturn2009	67.48%
Annual Return 2010	rr_AnnualReturn2010	51.35%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	41.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(52.35%)
One Year	rr_AverageAnnualReturnYear01	51.35%
Since Inception	rr_AverageAnnualReturnSinceInception	0.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 2006
ProShares Ultra MidCap400 | ProShares Ultra MidCap400 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	51.33%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.30%)
ProShares Ultra MidCap400 | ProShares Ultra MidCap400 | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	33.40%
Since Inception	rr_AverageAnnualReturnSinceInception	0.06%
ProShares Ultra MidCap400
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra MidCap400

Important Information About the Fund

ProShares Ultra MidCap400 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the S&P MidCap400® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability. As of June 30, 2011, the Index included companies with capitalizations between  $517.9 million and  $13.4 billion. The average capitalization of the companies comprising the Index was approximately  $3.1 billion. The Index is published under the Bloomberg ticker symbol "MID."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 12% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

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Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 27.7%. The Index's highest June to June volatility rate during the five-year period was 49.65% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 6.59%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 9/30/2009): 41.81% Worst Quarter (ended 12/31/2008): -52.35% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 15.66%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

ProShares Ultra MidCap400 | S&P MidCap400
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.64%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.52%	[3]

[1]	"Acquired Fund Fees and Expenses" for the fiscal year end May 31, 2011 were less than 0.01% and are included in "Other Expenses".
[2]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[3]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Ultra SmallCap600

Ultra SmallCap600

Important Information About the Fund

ProShares Ultra SmallCap600 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the S&P SmallCap 600® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors criteria such as liquidity, price, market capitalization, financial viability and public float. As of June 30, 2011, the Index included companies with capitalizations between  $52.3 million and  $5.2 billion. The average capitalization of the companies comprising the Index was approximately  $908.9 million. The Index is published under the Bloomberg ticker symbol "SML."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra SmallCap600
Investment Advisory Fees		0.75%
Other Expenses	[1]	0.57%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.32%
Fee Waiver/Reimbursement	[2]	(0.37%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	"Acquired Fund Fees and Expenses" for the fiscal year end May 31, 2011 were less than 0.01% and are included in "Other Expenses".
[2]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra SmallCap600	97	382	688	1,558

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 12% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 29.54%. The Index's highest June to June volatility rate during the five-year period was 50.78% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 4.61%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 6/30/2009): 40.72% Worst Quarter (ended 12/31/2008): -51.63% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 13.15%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Ultra SmallCap600		48.84%	(8.68%)	Jan 23, 2007
ProShares Ultra SmallCap600 After Taxes on Distributions		48.83%	(9.10%)
ProShares Ultra SmallCap600 After Taxes on Distributions and Sale of Shares		31.75%	(7.40%)
ProShares Ultra SmallCap600 S&P SmallCap 600	[1]	26.31%	2.20%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra SmallCap600 | ProShares Ultra SmallCap600
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[1]
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.32%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[2]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	382
5 Years	rr_ExpenseExampleYear05	688
10 Years	rr_ExpenseExampleYear10	1,558
Annual Return 2008	rr_AnnualReturn2008	(62.20%)
Annual Return 2009	rr_AnnualReturn2009	37.66%
Annual Return 2010	rr_AnnualReturn2010	48.84%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	40.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(51.63%)
One Year	rr_AverageAnnualReturnYear01	48.84%
Since Inception	rr_AverageAnnualReturnSinceInception	(8.68%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 23, 2007
ProShares Ultra SmallCap600 | ProShares Ultra SmallCap600 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	48.83%
Since Inception	rr_AverageAnnualReturnSinceInception	(9.10%)
ProShares Ultra SmallCap600 | ProShares Ultra SmallCap600 | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	31.75%
Since Inception	rr_AverageAnnualReturnSinceInception	(7.40%)
ProShares Ultra SmallCap600
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra SmallCap600

Important Information About the Fund

ProShares Ultra SmallCap600 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the S&P SmallCap 600® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors criteria such as liquidity, price, market capitalization, financial viability and public float. As of June 30, 2011, the Index included companies with capitalizations between  $52.3 million and  $5.2 billion. The average capitalization of the companies comprising the Index was approximately  $908.9 million. The Index is published under the Bloomberg ticker symbol "SML."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 12% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 29.54%. The Index's highest June to June volatility rate during the five-year period was 50.78% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 4.61%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 6/30/2009): 40.72% Worst Quarter (ended 12/31/2008): -51.63% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 13.15%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

ProShares Ultra SmallCap600 | S&P SmallCap 600
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.31%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.20%	[3]

[1]	"Acquired Fund Fees and Expenses" for the fiscal year end May 31, 2011 were less than 0.01% and are included in "Other Expenses".
[2]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[3]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Ultra Russell2000

Ultra Russell2000

Important Information About the Fund

ProShares Ultra Russell2000 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Russell 2000® Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market. As of June 30, 2011, the Index included companies with capitalizations between  $76.4 million and  $3.1 billion. The average capitalization of the companies comprising the Index was approximately  $754.7 million. The Index is published under the Bloomberg ticker symbol "RTY."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra Russell2000
Investment Advisory Fees		0.75%
Other Expenses		0.41%
Acquired Fund Fees and Expenses	[1]	0.03%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.19%
Fee Waiver/Reimbursement	[2]	(0.21%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.98%
[1]	"Acquired Fund Fees and Expenses" are not directly borne by the Fund and are not reflected in the Fund's Financial Statements. Therefore, the amounts listed in "Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements" will differ from those presented in the Fund's Financial Highlights.
[2]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding Acquired Fund Fees and Expenses), as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra Russell2000	100	357	634	1,425

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 43% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

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Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 31.15%. The Index's highest June to June volatility rate during the five-year period was 53.68% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 4.08%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 6/30/2009): 40.26% Worst Quarter (ended 12/31/2008): -53.88% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 10.46%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Ultra Russell2000		50.27%	(11.05%)	Jan 23, 2007
ProShares Ultra Russell2000 After Taxes on Distributions		50.27%	(11.25%)
ProShares Ultra Russell2000 After Taxes on Distributions and Sale of Shares		32.68%	(9.20%)
ProShares Ultra Russell2000 Russell 2000 Index	[1]	26.85%	1.35%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra Russell2000 | ProShares Ultra Russell2000
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[1]
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.19%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.98%
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	357
5 Years	rr_ExpenseExampleYear05	634
10 Years	rr_ExpenseExampleYear10	1,425
Annual Return 2008	rr_AnnualReturn2008	(66.25%)
Annual Return 2009	rr_AnnualReturn2009	40.44%
Annual Return 2010	rr_AnnualReturn2010	50.27%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	40.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(53.88%)
One Year	rr_AverageAnnualReturnYear01	50.27%
Since Inception	rr_AverageAnnualReturnSinceInception	(11.05%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 23, 2007
ProShares Ultra Russell2000 | ProShares Ultra Russell2000 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	50.27%
Since Inception	rr_AverageAnnualReturnSinceInception	(11.25%)
ProShares Ultra Russell2000 | ProShares Ultra Russell2000 | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	32.68%
Since Inception	rr_AverageAnnualReturnSinceInception	(9.20%)
ProShares Ultra Russell2000
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra Russell2000

Important Information About the Fund

ProShares Ultra Russell2000 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Russell 2000® Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market. As of June 30, 2011, the Index included companies with capitalizations between  $76.4 million and  $3.1 billion. The average capitalization of the companies comprising the Index was approximately  $754.7 million. The Index is published under the Bloomberg ticker symbol "RTY."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 43% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

¡

Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 31.15%. The Index's highest June to June volatility rate during the five-year period was 53.68% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 4.08%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 6/30/2009): 40.26% Worst Quarter (ended 12/31/2008): -53.88% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 10.46%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

ProShares Ultra Russell2000 | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.85%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	1.35%	[3]

[1]	"Acquired Fund Fees and Expenses" are not directly borne by the Fund and are not reflected in the Fund's Financial Statements. Therefore, the amounts listed in "Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements" will differ from those presented in the Fund's Financial Highlights.
[2]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding Acquired Fund Fees and Expenses), as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[3]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares UltraPro QQQ

UltraPro QQQ

Important Information About the Fund

ProShares UltraPro QQQ (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from three times (3x) the return of the NASDAQ-100 Index® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. As of June 30, 2011, the Index included companies with capitalizations between  $4.4 billion and  $310.4 billion. The average capitalization of the companies comprising the Index was approximately  $28 billion. The Index is published under the Bloomberg ticker symbol "NDX."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraPro QQQ
Investment Advisory Fees		0.75%
Other Expenses		0.40%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.15%
Fee Waiver/Reimbursement	[1]	(0.20%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraPro QQQ	97	346	614	1,380

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 31% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as three times (3x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

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Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of three times (3x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from three times (3x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the technology and communications industry groups, which comprised approximately 45.74% and 29.73%, respectively, of the market capitalization of the Index.

The Fund will not directly short the securities of issuers contained in the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or to invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of three times (3x) the Index, a single day movement in the Index approaching 33% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from three times the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than three times (3x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than three times (3x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	300% One Year Index	10%	25%	50%	75%	100%

-60%	-180%	-93.8%	-94.7%	-97.0%	-98.8%	-99.7%

-50%	-150%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%

-40%	-120%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%

-30%	-90%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%

-20%	-60%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%

-10%	-30%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	30%	29.2%	10.3%	-37.1%	-75.4%	-93.4%

20%	60%	67.7%	43.3%	-18.4%	-68.0%	-91.4%

30%	90%	113.2%	82.1%	3.8%	-59.4%	-89.1%

40%	120%	166.3%	127.5%	29.6%	-49.2%	-86.3%

50%	150%	227.5%	179.8%	59.4%	-37.6%	-83.2%

60%	180%	297.5%	239.6%	93.5%	-24.2%	-79.6%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 26.37%. The Index's highest June to June volatility rate during the five-year period was 44.82% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 8.77%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 3x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of three times (3x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on The NASDAQ Stock Market and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Technology Industry Risk — The Fund is subject to risks faced by companies in the technology industry to the same extent as the Index is so concentrated. Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industries as a whole. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

•

Telecommunications Industry Risk — The Fund is subject to risks faced by companies in the telecommunications economic sector to the same extent as the Index is so concentrated, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraPro QQQ | ProShares UltraPro QQQ
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.15%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	346
5 Years	rr_ExpenseExampleYear05	614
10 Years	rr_ExpenseExampleYear10	1,380
ProShares UltraPro QQQ
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraPro QQQ

Important Information About the Fund

ProShares UltraPro QQQ (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from three times (3x) the return of the NASDAQ-100 Index® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. As of June 30, 2011, the Index included companies with capitalizations between  $4.4 billion and  $310.4 billion. The average capitalization of the companies comprising the Index was approximately  $28 billion. The Index is published under the Bloomberg ticker symbol "NDX."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 31% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as three times (3x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

¡

Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of three times (3x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from three times (3x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the technology and communications industry groups, which comprised approximately 45.74% and 29.73%, respectively, of the market capitalization of the Index.

The Fund will not directly short the securities of issuers contained in the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the technology and communications industry groups, which comprised approximately 45.74% and 29.73%, respectively, of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or to invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of three times (3x) the Index, a single day movement in the Index approaching 33% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from three times the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than three times (3x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than three times (3x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	300% One Year Index	10%	25%	50%	75%	100%

-60%	-180%	-93.8%	-94.7%	-97.0%	-98.8%	-99.7%

-50%	-150%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%

-40%	-120%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%

-30%	-90%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%

-20%	-60%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%

-10%	-30%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	30%	29.2%	10.3%	-37.1%	-75.4%	-93.4%

20%	60%	67.7%	43.3%	-18.4%	-68.0%	-91.4%

30%	90%	113.2%	82.1%	3.8%	-59.4%	-89.1%

40%	120%	166.3%	127.5%	29.6%	-49.2%	-86.3%

50%	150%	227.5%	179.8%	59.4%	-37.6%	-83.2%

60%	180%	297.5%	239.6%	93.5%	-24.2%	-79.6%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 26.37%. The Index's highest June to June volatility rate during the five-year period was 44.82% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 8.77%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 3x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of three times (3x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on The NASDAQ Stock Market and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Technology Industry Risk — The Fund is subject to risks faced by companies in the technology industry to the same extent as the Index is so concentrated. Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industries as a whole. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

•

Telecommunications Industry Risk — The Fund is subject to risks faced by companies in the telecommunications economic sector to the same extent as the Index is so concentrated, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for a full calendar year

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

ProShares UltraPro Dow30

UltraPro Dow30

Important Information About the Fund

ProShares UltraPro Dow30 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from three times (3x) the return of the Dow Jones Industrial AverageSM (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no predetermined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors and accurately represent the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks, instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component's core business. When such an event necessitates that one component be replaced, the entire Index is reviewed. As of June 30, 2011, the Index included companies with capitalizations between  $16.9 billion and  $400.9 billion. The average capitalization of the companies comprising the Index was approximately  $125.2 billion. The Index is published under the Bloomberg ticker symbol "INDU."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraPro Dow30
Investment Advisory Fees		0.75%
Other Expenses		0.57%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.32%
Fee Waiver/Reimbursement	[1]	(0.37%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraPro Dow30	97	382	688	1,558

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as three times (3x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

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Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of three times (3x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from three times (3x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or to invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of three times (3x) the Index, a single day movement in the Index approaching 33% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from three times the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than three times (3x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than three times (3x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	300% One Year Index	10%	25%	50%	75%	100%

-60%	-180%	-93.8%	-94.7%	-97.0%	-98.8%	-99.7%

-50%	-150%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%

-40%	-120%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%

-30%	-90%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%

-20%	-60%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%

-10%	-30%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	30%	29.2%	10.3%	-37.1%	-75.4%	-93.4%

20%	60%	67.7%	43.3%	-18.4%	-68.0%	-91.4%

30%	90%	113.2%	82.1%	3.8%	-59.4%	-89.1%

40%	120%	166.3%	127.5%	29.6%	-49.2%	-86.3%

50%	150%	227.5%	179.8%	59.4%	-37.6%	-83.2%

60%	180%	297.5%	239.6%	93.5%	-24.2%	-79.6%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 22.82%. The Index's highest June to June volatility rate during the five-year period was 41.28% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 4.96%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 3x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of three times (3x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraPro Dow30 | ProShares UltraPro Dow30
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.32%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	382
5 Years	rr_ExpenseExampleYear05	688
10 Years	rr_ExpenseExampleYear10	1,558
ProShares UltraPro Dow30
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraPro Dow30

Important Information About the Fund

ProShares UltraPro Dow30 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from three times (3x) the return of the Dow Jones Industrial AverageSM (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no predetermined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors and accurately represent the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks, instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component's core business. When such an event necessitates that one component be replaced, the entire Index is reviewed. As of June 30, 2011, the Index included companies with capitalizations between  $16.9 billion and  $400.9 billion. The average capitalization of the companies comprising the Index was approximately  $125.2 billion. The Index is published under the Bloomberg ticker symbol "INDU."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as three times (3x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

¡

Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of three times (3x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from three times (3x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or to invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of three times (3x) the Index, a single day movement in the Index approaching 33% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from three times the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than three times (3x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than three times (3x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	300% One Year Index	10%	25%	50%	75%	100%

-60%	-180%	-93.8%	-94.7%	-97.0%	-98.8%	-99.7%

-50%	-150%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%

-40%	-120%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%

-30%	-90%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%

-20%	-60%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%

-10%	-30%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	30%	29.2%	10.3%	-37.1%	-75.4%	-93.4%

20%	60%	67.7%	43.3%	-18.4%	-68.0%	-91.4%

30%	90%	113.2%	82.1%	3.8%	-59.4%	-89.1%

40%	120%	166.3%	127.5%	29.6%	-49.2%	-86.3%

50%	150%	227.5%	179.8%	59.4%	-37.6%	-83.2%

60%	180%	297.5%	239.6%	93.5%	-24.2%	-79.6%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 22.82%. The Index's highest June to June volatility rate during the five-year period was 41.28% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 4.96%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 3x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of three times (3x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for a full calendar year

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

ProShares UltraPro S&P500

UltraPro S&P500

Important Information About the Fund

ProShares UltraPro S&P500 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from three times (3x) the return of the S&P 500® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability. As of June 30, 2011, the Index included companies with capitalizations between  $1.4 billion and  $400.9 billion. The average capitalization of the companies comprising the Index was approximately  $25.2 billion. The Index is published under the Bloomberg ticker symbol "SPX."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraPro S&P500
Investment Advisory Fees		0.75%
Other Expenses		0.28%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.03%
Fee Waiver/Reimbursement	[1]	(0.08%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraPro S&P500	97	320	561	1,252

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 70% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as three times (3x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

¡

Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of three times (3x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from three times (3x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or to invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of three times (3x) the Index, a single day movement in the Index approaching 33% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from three times the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than three times (3x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than three times (3x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	300% One Year Index	10%	25%	50%	75%	100%

-60%	-180%	-93.8%	-94.7%	-97.0%	-98.8%	-99.7%

-50%	-150%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%

-40%	-120%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%

-30%	-90%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%

-20%	-60%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%

-10%	-30%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	30%	29.2%	10.3%	-37.1%	-75.4%	-93.4%

20%	60%	67.7%	43.3%	-18.4%	-68.0%	-91.4%

30%	90%	113.2%	82.1%	3.8%	-59.4%	-89.1%

40%	120%	166.3%	127.5%	29.6%	-49.2%	-86.3%

50%	150%	227.5%	179.8%	59.4%	-37.6%	-83.2%

60%	180%	297.5%	239.6%	93.5%	-24.2%	-79.6%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 25.06%. The Index's highest June to June volatility rate during the five-year period was 45.47% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 2.94%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 3x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of three times (3x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund.Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 9/30/2010): 33.9% Worst Quarter (ended 6/30/2010): -34% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 15.19%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraPro S&P500		35.77%	85.61%	Jun 23, 2009
ProShares UltraPro S&P500 After Taxes on Distributions		35.72%	85.55%
ProShares UltraPro S&P500 After Taxes on Distributions and Sale of Shares		23.29%	74.24%
ProShares UltraPro S&P500 S&P 500	[1]	15.06%	27.58%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 3x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraPro S&P500 | ProShares UltraPro S&P500
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.03%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	320
5 Years	rr_ExpenseExampleYear05	561
10 Years	rr_ExpenseExampleYear10	1,252
Annual Return 2010	rr_AnnualReturn2010	35.77%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.00%)
One Year	rr_AverageAnnualReturnYear01	35.77%
Since Inception	rr_AverageAnnualReturnSinceInception	85.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2009
ProShares UltraPro S&P500 | ProShares UltraPro S&P500 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	35.72%
Since Inception	rr_AverageAnnualReturnSinceInception	85.55%
ProShares UltraPro S&P500 | ProShares UltraPro S&P500 | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	23.29%
Since Inception	rr_AverageAnnualReturnSinceInception	74.24%
ProShares UltraPro S&P500
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraPro S&P500

Important Information About the Fund

ProShares UltraPro S&P500 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from three times (3x) the return of the S&P 500® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability. As of June 30, 2011, the Index included companies with capitalizations between  $1.4 billion and  $400.9 billion. The average capitalization of the companies comprising the Index was approximately  $25.2 billion. The Index is published under the Bloomberg ticker symbol "SPX."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 70% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as three times (3x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

¡

Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of three times (3x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from three times (3x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or to invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of three times (3x) the Index, a single day movement in the Index approaching 33% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from three times the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than three times (3x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than three times (3x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	300% One Year Index	10%	25%	50%	75%	100%

-60%	-180%	-93.8%	-94.7%	-97.0%	-98.8%	-99.7%

-50%	-150%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%

-40%	-120%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%

-30%	-90%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%

-20%	-60%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%

-10%	-30%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	30%	29.2%	10.3%	-37.1%	-75.4%	-93.4%

20%	60%	67.7%	43.3%	-18.4%	-68.0%	-91.4%

30%	90%	113.2%	82.1%	3.8%	-59.4%	-89.1%

40%	120%	166.3%	127.5%	29.6%	-49.2%	-86.3%

50%	150%	227.5%	179.8%	59.4%	-37.6%	-83.2%

60%	180%	297.5%	239.6%	93.5%	-24.2%	-79.6%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 25.06%. The Index's highest June to June volatility rate during the five-year period was 45.47% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 2.94%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 3x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of three times (3x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund.Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 9/30/2010): 33.9% Worst Quarter (ended 6/30/2010): -34% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 15.19%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 3x). Shareholders should actively monitor their investments.

ProShares UltraPro S&P500 | S&P 500
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.06%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	27.58%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares UltraPro MidCap400

UltraPro MidCap400

Important Information About the Fund

ProShares UltraPro MidCap400 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from three times (3x) the return of the S&P MidCap400® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability. As of June 30, 2011, the Index included companies with capitalizations between  $517.9 million and  $13.4 billion. The average capitalization of the companies comprising the Index was approximately  $3.1 billion. The Index is published under the Bloomberg ticker symbol "MID."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraPro MidCap400
Investment Advisory Fees		0.75%
Other Expenses		0.52%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.27%
Fee Waiver/Reimbursement	[1]	(0.32%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraPro MidCap400	97	371	666	1,506

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 35% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as three times (3x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

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Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of three times (3x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from three times (3x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or to invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of three times (3x) the Index, a single day movement in the Index approaching 33% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from three times the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than three times (3x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than three times (3x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	300% One Year Index	10%	25%	50%	75%	100%

-60%	-180%	-93.8%	-94.7%	-97.0%	-98.8%	-99.7%

-50%	-150%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%

-40%	-120%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%

-30%	-90%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%

-20%	-60%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%

-10%	-30%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	30%	29.2%	10.3%	-37.1%	-75.4%	-93.4%

20%	60%	67.7%	43.3%	-18.4%	-68.0%	-91.4%

30%	90%	113.2%	82.1%	3.8%	-59.4%	-89.1%

40%	120%	166.3%	127.5%	29.6%	-49.2%	-86.3%

50%	150%	227.5%	179.8%	59.4%	-37.6%	-83.2%

60%	180%	297.5%	239.6%	93.5%	-24.2%	-79.6%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 27.7%. The Index's highest June to June volatility rate during the five-year period was 49.65% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 6.59%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 3x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of three times (3x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraPro MidCap400 | ProShares UltraPro MidCap400
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.27%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	371
5 Years	rr_ExpenseExampleYear05	666
10 Years	rr_ExpenseExampleYear10	1,506
ProShares UltraPro MidCap400
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraPro MidCap400

Important Information About the Fund

ProShares UltraPro MidCap400 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from three times (3x) the return of the S&P MidCap400® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability. As of June 30, 2011, the Index included companies with capitalizations between  $517.9 million and  $13.4 billion. The average capitalization of the companies comprising the Index was approximately  $3.1 billion. The Index is published under the Bloomberg ticker symbol "MID."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 35% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as three times (3x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

¡

Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of three times (3x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from three times (3x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or to invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of three times (3x) the Index, a single day movement in the Index approaching 33% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from three times the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than three times (3x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than three times (3x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	300% One Year Index	10%	25%	50%	75%	100%

-60%	-180%	-93.8%	-94.7%	-97.0%	-98.8%	-99.7%

-50%	-150%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%

-40%	-120%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%

-30%	-90%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%

-20%	-60%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%

-10%	-30%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	30%	29.2%	10.3%	-37.1%	-75.4%	-93.4%

20%	60%	67.7%	43.3%	-18.4%	-68.0%	-91.4%

30%	90%	113.2%	82.1%	3.8%	-59.4%	-89.1%

40%	120%	166.3%	127.5%	29.6%	-49.2%	-86.3%

50%	150%	227.5%	179.8%	59.4%	-37.6%	-83.2%

60%	180%	297.5%	239.6%	93.5%	-24.2%	-79.6%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 27.7%. The Index's highest June to June volatility rate during the five-year period was 49.65% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 6.59%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 3x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of three times (3x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for a full calendar year

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

ProShares UltraPro Russell2000

UltraPro Russell2000

Important Information About the Fund
ProShares UltraPro Russell2000 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from three times (3x) the return of the Russell 2000® Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market. As of June 30, 2011, the Index included companies with capitalizations between  $76.4 million and  $3.1 billion. The average capitalization of the companies comprising the Index was approximately  $754.7 million. The Index is published under the Bloomberg ticker symbol "RTY."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraPro Russell2000
Investment Advisory Fees		0.75%
Other Expenses		0.79%
Acquired Fund Fees and Expenses	[1]	0.03%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.57%
Fee Waiver/Reimbursement	[2]	(0.59%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.98%
[1]	"Acquired Fund Fees and Expenses" are not directly borne by the Fund and are not reflected in the Fund's Financial Statements. Therefore, the amounts listed in "Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements" will differ from those presented in the Fund's Financial Highlights.
[2]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding Acquired Fund Fees and Expenses), as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraPro Russell2000	100	438	799	1,817

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 116% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as three times (3x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

¡

Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of three times (3x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from three times (3x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or to invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of three times (3x) the Index, a single day movement in the Index approaching 33% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from three times the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than three times (3x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than three times (3x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	300% One Year Index	10%	25%	50%	75%	100%

-60%	-180%	-93.8%	-94.7%	-97.0%	-98.8%	-99.7%

-50%	-150%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%

-40%	-120%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%

-30%	-90%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%

-20%	-60%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%

-10%	-30%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	30%	29.2%	10.3%	-37.1%	-75.4%	-93.4%

20%	60%	67.7%	43.3%	-18.4%	-68.0%	-91.4%

30%	90%	113.2%	82.1%	3.8%	-59.4%	-89.1%

40%	120%	166.3%	127.5%	29.6%	-49.2%	-86.3%

50%	150%	227.5%	179.8%	59.4%	-37.6%	-83.2%

60%	180%	297.5%	239.6%	93.5%	-24.2%	-79.6%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 31.15%. The Index's highest June to June volatility rate during the five-year period was 53.68% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 4.08%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 3x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of three times (3x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraPro Russell2000 | ProShares UltraPro Russell2000
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[1]
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.57%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[2]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.98%
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	438
5 Years	rr_ExpenseExampleYear05	799
10 Years	rr_ExpenseExampleYear10	1,817
ProShares UltraPro Russell2000
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraPro Russell2000

Important Information About the Fund
ProShares UltraPro Russell2000 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from three times (3x) the return of the Russell 2000® Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market. As of June 30, 2011, the Index included companies with capitalizations between  $76.4 million and  $3.1 billion. The average capitalization of the companies comprising the Index was approximately  $754.7 million. The Index is published under the Bloomberg ticker symbol "RTY."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 116% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	116.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired Fund Fees and Expenses" are not directly borne by the Fund and are not reflected in the Fund's Financial Statements. Therefore, the amounts listed in "Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements" will differ from those presented in the Fund's Financial Highlights
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as three times (3x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

¡

Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of three times (3x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from three times (3x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or to invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of three times (3x) the Index, a single day movement in the Index approaching 33% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from three times the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than three times (3x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than three times (3x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	300% One Year Index	10%	25%	50%	75%	100%

-60%	-180%	-93.8%	-94.7%	-97.0%	-98.8%	-99.7%

-50%	-150%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%

-40%	-120%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%

-30%	-90%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%

-20%	-60%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%

-10%	-30%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	30%	29.2%	10.3%	-37.1%	-75.4%	-93.4%

20%	60%	67.7%	43.3%	-18.4%	-68.0%	-91.4%

30%	90%	113.2%	82.1%	3.8%	-59.4%	-89.1%

40%	120%	166.3%	127.5%	29.6%	-49.2%	-86.3%

50%	150%	227.5%	179.8%	59.4%	-37.6%	-83.2%

60%	180%	297.5%	239.6%	93.5%	-24.2%	-79.6%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 31.15%. The Index's highest June to June volatility rate during the five-year period was 53.68% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 4.08%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 3x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of three times (3x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for a full calendar year

[1]	"Acquired Fund Fees and Expenses" are not directly borne by the Fund and are not reflected in the Fund's Financial Statements. Therefore, the amounts listed in "Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements" will differ from those presented in the Fund's Financial Highlights.
[2]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding Acquired Fund Fees and Expenses), as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

ProShares Ultra Russell1000 Value

Ultra Russell1000 Value

Important Information About the Fund
ProShares Ultra Russell1000 Value (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Russell 1000® Value Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is designed to provide a comprehensive measure of large-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000® Index that have been identified as being on the value end of the growth-value spectrum. As of June 30, 2011, the Index included companies with capitalizations between  $660.9 million and  $400.9 billion. The average capitalization of the companies comprising the Index was approximately  $14.8 billion. The Index is published under the Bloomberg ticker symbol "RLV."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra Russell1000 Value
Investment Advisory Fees		0.75%
Other Expenses	[1]	1.19%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.94%
Fee Waiver/Reimbursement	[2]	(0.99%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	"Acquired Fund Fees and Expenses" for the fiscal year end May 31, 2011 were less than 0.01% and are included in "Other Expenses".
[2]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra Russell1000 Value	97	513	955	2,184

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 30% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 26.60% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 27.36%. The Index's highest June to June volatility rate during the five-year period was 50.16% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 1.15%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

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Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Value Investing Risk — Value investing carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock deemed to be undervalued may actually be appropriately priced or overvalued.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 9/30/2009): 37.97% Worst Quarter (ended 12/31/2008): -47.69% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 10.4%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Ultra Russell1000 Value		26.99%	(19.09%)	Feb 20, 2007
ProShares Ultra Russell1000 Value After Taxes on Distributions		26.84%	(19.35%)
ProShares Ultra Russell1000 Value After Taxes on Distributions and Sale of Shares		17.71%	(15.40%)
ProShares Ultra Russell1000 Value Russell 1000 Value Index	[1]	15.51%	(4.30%)
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra Russell1000 Value | ProShares Ultra Russell1000 Value
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	1.19%	[1]
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.94%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.99%)	[2]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	513
5 Years	rr_ExpenseExampleYear05	955
10 Years	rr_ExpenseExampleYear10	2,184
Annual Return 2008	rr_AnnualReturn2008	(68.54%)
Annual Return 2009	rr_AnnualReturn2009	28.07%
Annual Return 2010	rr_AnnualReturn2010	26.99%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(47.69%)
One Year	rr_AverageAnnualReturnYear01	26.99%
Since Inception	rr_AverageAnnualReturnSinceInception	(19.09%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2007
ProShares Ultra Russell1000 Value | ProShares Ultra Russell1000 Value | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.84%
Since Inception	rr_AverageAnnualReturnSinceInception	(19.35%)
ProShares Ultra Russell1000 Value | ProShares Ultra Russell1000 Value | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.71%
Since Inception	rr_AverageAnnualReturnSinceInception	(15.40%)
ProShares Ultra Russell1000 Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra Russell1000 Value

Important Information About the Fund
ProShares Ultra Russell1000 Value (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Russell 1000® Value Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is designed to provide a comprehensive measure of large-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000® Index that have been identified as being on the value end of the growth-value spectrum. As of June 30, 2011, the Index included companies with capitalizations between  $660.9 million and  $400.9 billion. The average capitalization of the companies comprising the Index was approximately  $14.8 billion. The Index is published under the Bloomberg ticker symbol "RLV."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 30% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 26.60% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 26.60% of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 27.36%. The Index's highest June to June volatility rate during the five-year period was 50.16% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 1.15%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Value Investing Risk — Value investing carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock deemed to be undervalued may actually be appropriately priced or overvalued.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 9/30/2009): 37.97% Worst Quarter (ended 12/31/2008): -47.69% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 10.4%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

ProShares Ultra Russell1000 Value | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.51%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(4.30%)	[3]

[1]	"Acquired Fund Fees and Expenses" for the fiscal year end May 31, 2011 were less than 0.01% and are included in "Other Expenses".
[2]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[3]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Ultra Russell1000 Growth

Ultra Russell1000 Growth

Important Information About the Fund

ProShares Ultra Russell1000 Growth (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Russell 1000® Growth Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is designed to provide a comprehensive measure of large-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000® Index that have been identified as being on the growth end of the growth-value spectrum. As of June 30, 2011, the Index included companies with capitalizations between  $1.4 billion and  $400.8 billion. The average capitalization of the companies comprising the Index was approximately  $16.4 billion. The Index is published under the Bloomberg ticker symbol "RLG."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra Russell1000 Growth
Investment Advisory Fees		0.75%
Other Expenses		1.09%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.84%
Fee Waiver/Reimbursement	[1]	(0.89%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra Russell1000 Growth	97	492	912	2,086

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 59% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 23.64%. The Index's highest June to June volatility rate during the five-year period was 42.31% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 5.33%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

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Growth Investing Risk — An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 6/30/2009): 32.83% Worst Quarter (ended 12/31/2008): -46.83% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 12.3%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Ultra Russell1000 Growth		30.62%	(6.79%)	Feb 20, 2007
ProShares Ultra Russell1000 Growth After Taxes on Distributions		30.56%	(7.15%)
ProShares Ultra Russell1000 Growth After Taxes on Distributions and Sale of Shares		19.97%	(5.83%)
ProShares Ultra Russell1000 Growth Russell 1000 Growth Index	[1]	16.71%	1.43%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra Russell1000 Growth | ProShares Ultra Russell1000 Growth
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	1.09%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.84%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.89%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	492
5 Years	rr_ExpenseExampleYear05	912
10 Years	rr_ExpenseExampleYear10	2,086
Annual Return 2008	rr_AnnualReturn2008	(68.55%)
Annual Return 2009	rr_AnnualReturn2009	74.42%
Annual Return 2010	rr_AnnualReturn2010	30.62%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(46.83%)
One Year	rr_AverageAnnualReturnYear01	30.62%
Since Inception	rr_AverageAnnualReturnSinceInception	(6.79%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2007
ProShares Ultra Russell1000 Growth | ProShares Ultra Russell1000 Growth | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	30.56%
Since Inception	rr_AverageAnnualReturnSinceInception	(7.15%)
ProShares Ultra Russell1000 Growth | ProShares Ultra Russell1000 Growth | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	19.97%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.83%)
ProShares Ultra Russell1000 Growth
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra Russell1000 Growth

Important Information About the Fund

ProShares Ultra Russell1000 Growth (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Russell 1000® Growth Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is designed to provide a comprehensive measure of large-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000® Index that have been identified as being on the growth end of the growth-value spectrum. As of June 30, 2011, the Index included companies with capitalizations between  $1.4 billion and  $400.8 billion. The average capitalization of the companies comprising the Index was approximately  $16.4 billion. The Index is published under the Bloomberg ticker symbol "RLG."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 59% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 23.64%. The Index's highest June to June volatility rate during the five-year period was 42.31% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 5.33%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Growth Investing Risk — An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 6/30/2009): 32.83% Worst Quarter (ended 12/31/2008): -46.83% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 12.3%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

ProShares Ultra Russell1000 Growth | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.71%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.43%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Ultra Russell MidCap Value

Ultra Russell MidCap Value

Important Information About the Fund

ProShares Ultra Russell MidCap Value (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Russell MidCap® Value Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is designed to provide a comprehensive measure of mid-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap® Index that have been identified as being on the value end of the growth-value spectrum. As of June 30, 2011, the Index included companies with capitalizations between  $660.9 million and  $17.8 billion. The average capitalization of the companies comprising the Index was approximately  $5.6 billion. The Index is published under the Bloomberg ticker symbol "RMV."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra Russell MidCap Value
Investment Advisory Fees		0.75%
Other Expenses	[1]	2.07%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		2.82%
Fee Waiver/Reimbursement	[2]	(1.87%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	"Acquired Fund Fees and Expenses" for the fiscal year end May 31, 2011 were less than 0.01% and are included in "Other Expenses".
[2]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra Russell MidCap Value	97	697	1,323	3,012

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 92% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 31.04% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 28.46%. The Index's highest June to June volatility rate during the five-year period was 51.65% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 4.01%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

•

Value Investing Risk — Value investing carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock deemed to be undervalued may actually be appropriately priced or overvalued.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 9/30/2009): 50.14% Worst Quarter (ended 12/31/2008): -54.31% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 11.78%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Ultra Russell MidCap Value		46.20%	(14.70%)	Feb 20, 2007
ProShares Ultra Russell MidCap Value After Taxes on Distributions		46.12%	(14.93%)
ProShares Ultra Russell MidCap Value After Taxes on Distributions and Sale of Shares		30.10%	(12.08%)
ProShares Ultra Russell MidCap Value Russell Midcap Value Index	[1]	24.75%	(1.31%)
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra Russell MidCap Value | ProShares Ultra Russell MidCap Value
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	2.07%	[1]
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	2.82%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.87%)	[2]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	697
5 Years	rr_ExpenseExampleYear05	1,323
10 Years	rr_ExpenseExampleYear10	3,012
Annual Return 2008	rr_AnnualReturn2008	(70.04%)
Annual Return 2009	rr_AnnualReturn2009	57.54%
Annual Return 2010	rr_AnnualReturn2010	46.20%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	50.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(54.31%)
One Year	rr_AverageAnnualReturnYear01	46.20%
Since Inception	rr_AverageAnnualReturnSinceInception	(14.70%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2007
ProShares Ultra Russell MidCap Value | ProShares Ultra Russell MidCap Value | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	46.12%
Since Inception	rr_AverageAnnualReturnSinceInception	(14.93%)
ProShares Ultra Russell MidCap Value | ProShares Ultra Russell MidCap Value | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	30.10%
Since Inception	rr_AverageAnnualReturnSinceInception	(12.08%)
ProShares Ultra Russell MidCap Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra Russell MidCap Value

Important Information About the Fund

ProShares Ultra Russell MidCap Value (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Russell MidCap® Value Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is designed to provide a comprehensive measure of mid-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap® Index that have been identified as being on the value end of the growth-value spectrum. As of June 30, 2011, the Index included companies with capitalizations between  $660.9 million and  $17.8 billion. The average capitalization of the companies comprising the Index was approximately  $5.6 billion. The Index is published under the Bloomberg ticker symbol "RMV."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 92% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	92.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 31.04% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 31.04% of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 28.46%. The Index's highest June to June volatility rate during the five-year period was 51.65% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 4.01%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

•

Value Investing Risk — Value investing carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock deemed to be undervalued may actually be appropriately priced or overvalued.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 9/30/2009): 50.14% Worst Quarter (ended 12/31/2008): -54.31% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 11.78%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

ProShares Ultra Russell MidCap Value | Russell Midcap Value Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	24.75%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.31%)	[3]

[1]	"Acquired Fund Fees and Expenses" for the fiscal year end May 31, 2011 were less than 0.01% and are included in "Other Expenses".
[2]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[3]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Ultra Russell MidCap Growth
Ultra Russell MidCap Growth

Important Information About the Fund

ProShares Ultra Russell MidCap Growth (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Russell MidCap® Growth Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is designed to provide a comprehensive measure of mid-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap® Index that have been identified as being on the growth end of the growth-value spectrum. As of June 30, 2011, the Index included companies with capitalizations between  $1.4 billion and  $17.9 billion. The average capitalization of the companies comprising the Index was approximately  $6.3 billion. The Index is published under the Bloomberg ticker symbol "RDG."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra Russell MidCap Growth
Investment Advisory Fees		0.75%
Other Expenses		1.28%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		2.03%
Fee Waiver/Reimbursement	[1]	(1.08%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra Russell MidCap Growth	97	532	993	2,272

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 73% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 27.39%. The Index's highest June to June volatility rate during the five-year period was 48.99% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 6.28%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Growth Investing Risk — An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 6/30/2009): 41.61% Worst Quarter (ended 12/31/2008): -54.6% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 17.76%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Ultra Russell MidCap Growth		50.92%	(8.48%)	Feb 20, 2007
ProShares Ultra Russell MidCap Growth After Taxes on Distributions		50.92%	(8.78%)
ProShares Ultra Russell MidCap Growth After Taxes on Distributions and Sale of Shares		33.10%	(7.19%)
ProShares Ultra Russell MidCap Growth Russell Midcap Growth Index	[1]	26.38%	1.82%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra Russell MidCap Growth | ProShares Ultra Russell MidCap Growth
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	1.28%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	2.03%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.08%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	532
5 Years	rr_ExpenseExampleYear05	993
10 Years	rr_ExpenseExampleYear10	2,272
Annual Return 2008	rr_AnnualReturn2008	(75.55%)
Annual Return 2009	rr_AnnualReturn2009	92.38%
Annual Return 2010	rr_AnnualReturn2010	50.92%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	17.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	41.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(54.60%)
One Year	rr_AverageAnnualReturnYear01	50.92%
Since Inception	rr_AverageAnnualReturnSinceInception	(8.48%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2007
ProShares Ultra Russell MidCap Growth | ProShares Ultra Russell MidCap Growth | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	50.92%
Since Inception	rr_AverageAnnualReturnSinceInception	(8.78%)
ProShares Ultra Russell MidCap Growth | ProShares Ultra Russell MidCap Growth | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	33.10%
Since Inception	rr_AverageAnnualReturnSinceInception	(7.19%)
ProShares Ultra Russell MidCap Growth
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading
Ultra Russell MidCap Growth

Important Information About the Fund

ProShares Ultra Russell MidCap Growth (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Russell MidCap® Growth Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is designed to provide a comprehensive measure of mid-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap® Index that have been identified as being on the growth end of the growth-value spectrum. As of June 30, 2011, the Index included companies with capitalizations between  $1.4 billion and  $17.9 billion. The average capitalization of the companies comprising the Index was approximately  $6.3 billion. The Index is published under the Bloomberg ticker symbol "RDG."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 73% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 27.39%. The Index's highest June to June volatility rate during the five-year period was 48.99% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 6.28%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Growth Investing Risk — An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 6/30/2009): 41.61% Worst Quarter (ended 12/31/2008): -54.6% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 17.76%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

ProShares Ultra Russell MidCap Growth | Russell Midcap Growth Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.38%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.82%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Ultra Russell2000 Value

Ultra Russell2000 Value

Important Information About the Fund

ProShares Ultra Russell2000 Value (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Russell 2000® Value Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is designed to provide a comprehensive measure of small-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000® Index that have been identified as being on the value end of the growth-value spectrum. As of June 30, 2011, the Index included companies with capitalizations between  $96.2 million and  $3.1 billion. The average capitalization of the companies comprising the Index was approximately  $674 million. The Index is published under the Bloomberg ticker symbol "RUJ."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra Russell2000 Value
Investment Advisory Fees		0.75%
Other Expenses		0.93%
Acquired Fund Fees and Expenses	[1]	0.06%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.74%
Fee Waiver/Reimbursement	[2]	(0.73%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		1.01%
[1]	"Acquired Fund Fees and Expenses" are not directly borne by the Fund and are not reflected in the Fund's Financial Statements. Therefore, the amounts listed in "Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements" will differ from those presented in the Fund's Financial Highlights.
[2]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding Acquired Fund Fees and Expenses), as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra Russell2000 Value	103	477	875	1,991

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 37% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 33.49% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 32.72%. The Index's highest June to June volatility rate during the five-year period was 57.25% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 4.08%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

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Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

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Value Investing Risk — Value investing carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock deemed to be undervalued may actually be appropriately priced or overvalued.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 9/30/2009): 47.62% Worst Quarter (ended 12/31/2008): -52.47% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 5.34%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Ultra Russell2000 Value		43.61%	(17.75%)	Feb 20, 2007
ProShares Ultra Russell2000 Value After Taxes on Distributions		43.53%	(17.94%)
ProShares Ultra Russell2000 Value After Taxes on Distributions and Sale of Shares		28.41%	(14.41%)
ProShares Ultra Russell2000 Value Russell 2000 Value Index	[1]	24.50%	(2.08%)
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra Russell2000 Value | ProShares Ultra Russell2000 Value
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.93%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[1]
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.74%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[2]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.01%
1 Year	rr_ExpenseExampleYear01	103
3 Years	rr_ExpenseExampleYear03	477
5 Years	rr_ExpenseExampleYear05	875
10 Years	rr_ExpenseExampleYear10	1,991
Annual Return 2008	rr_AnnualReturn2008	(61.21%)
Annual Return 2009	rr_AnnualReturn2009	23.84%
Annual Return 2010	rr_AnnualReturn2010	43.61%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	47.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(52.47%)
One Year	rr_AverageAnnualReturnYear01	43.61%
Since Inception	rr_AverageAnnualReturnSinceInception	(17.75%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2007
ProShares Ultra Russell2000 Value | ProShares Ultra Russell2000 Value | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	43.53%
Since Inception	rr_AverageAnnualReturnSinceInception	(17.94%)
ProShares Ultra Russell2000 Value | ProShares Ultra Russell2000 Value | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	28.41%
Since Inception	rr_AverageAnnualReturnSinceInception	(14.41%)
ProShares Ultra Russell2000 Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra Russell2000 Value

Important Information About the Fund

ProShares Ultra Russell2000 Value (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Russell 2000® Value Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is designed to provide a comprehensive measure of small-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000® Index that have been identified as being on the value end of the growth-value spectrum. As of June 30, 2011, the Index included companies with capitalizations between  $96.2 million and  $3.1 billion. The average capitalization of the companies comprising the Index was approximately  $674 million. The Index is published under the Bloomberg ticker symbol "RUJ."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 37% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 33.49% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 33.49% of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 32.72%. The Index's highest June to June volatility rate during the five-year period was 57.25% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 4.08%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

•

Value Investing Risk — Value investing carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock deemed to be undervalued may actually be appropriately priced or overvalued.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 9/30/2009): 47.62% Worst Quarter (ended 12/31/2008): -52.47% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 5.34%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

ProShares Ultra Russell2000 Value | Russell 2000 Value Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	24.50%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.08%)	[3]

[1]	"Acquired Fund Fees and Expenses" are not directly borne by the Fund and are not reflected in the Fund's Financial Statements. Therefore, the amounts listed in "Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements" will differ from those presented in the Fund's Financial Highlights.
[2]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding Acquired Fund Fees and Expenses), as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[3]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Ultra Russell2000 Growth

Ultra Russell2000 Growth

Important Information About the Fund

ProShares Ultra Russell2000 Growth (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Russell 2000® Growth Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is designed to provide a comprehensive measure of small-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000® Index that have been identified as being on the growth end of the growth-value spectrum. As of June 30, 2011, the Index included companies with capitalizations between  $76.4 million and  $3.1 billion. The average capitalization of the companies comprising the Index was approximately  $846.6 million. The Index is published under the Bloomberg ticker symbol "RUO."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra Russell2000 Growth
Investment Advisory Fees		0.75%
Other Expenses		0.79%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.54%
Fee Waiver/Reimbursement	[1]	(0.59%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra Russell2000 Growth	97	429	784	1,784

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 36% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the consumer, non-cyclical industry groups, which comprised approximately 27.90% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 29.99%. The Index's highest June to June volatility rate during the five-year period was 50.63% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 5.79%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Consumer Goods Industry Risk — The Fund is subject to risks faced by companies in the consumer goods economic sector to the same extent as the Index is so concentrated, including: governmental regulation affecting the permissibility of using various food additives and production methods could affect profitability; new laws or litigation that may adversely affect tobacco companies; fads, marketing campaigns and other factors affecting supply and demand that may strongly affect securities prices and profitability of food, soft drink and fashion related products; and international events that may affect food and beverage companies that derive a substantial portion of their net income from foreign countries. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Growth Investing Risk — An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 6/30/2009): 47.46% Worst Quarter (ended 12/31/2008): -55.03% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 15.12%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Ultra Russell2000 Growth		55.33%	(8.99%)	Feb 20, 2007
ProShares Ultra Russell2000 Growth After Taxes on Distributions		55.33%	(9.10%)
ProShares Ultra Russell2000 Growth After Taxes on Distributions and Sale of Shares		35.96%	(7.52%)
ProShares Ultra Russell2000 Growth Russell 2000 Growth Index	[1]	29.09%	2.04%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra Russell2000 Growth | ProShares Ultra Russell2000 Growth
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.54%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	429
5 Years	rr_ExpenseExampleYear05	784
10 Years	rr_ExpenseExampleYear10	1,784
Annual Return 2008	rr_AnnualReturn2008	(70.37%)
Annual Return 2009	rr_AnnualReturn2009	60.39%
Annual Return 2010	rr_AnnualReturn2010	55.33%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	47.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(55.03%)
One Year	rr_AverageAnnualReturnYear01	55.33%
Since Inception	rr_AverageAnnualReturnSinceInception	(8.99%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2007
ProShares Ultra Russell2000 Growth | ProShares Ultra Russell2000 Growth | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	55.33%
Since Inception	rr_AverageAnnualReturnSinceInception	(9.10%)
ProShares Ultra Russell2000 Growth | ProShares Ultra Russell2000 Growth | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	35.96%
Since Inception	rr_AverageAnnualReturnSinceInception	(7.52%)
ProShares Ultra Russell2000 Growth
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra Russell2000 Growth

Important Information About the Fund

ProShares Ultra Russell2000 Growth (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Russell 2000® Growth Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is designed to provide a comprehensive measure of small-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000® Index that have been identified as being on the growth end of the growth-value spectrum. As of June 30, 2011, the Index included companies with capitalizations between  $76.4 million and  $3.1 billion. The average capitalization of the companies comprising the Index was approximately  $846.6 million. The Index is published under the Bloomberg ticker symbol "RUO."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 36% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the consumer, non-cyclical industry groups, which comprised approximately 27.90% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the consumer, non-cyclical industry groups, which comprised approximately 27.90% of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 29.99%. The Index's highest June to June volatility rate during the five-year period was 50.63% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 5.79%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Consumer Goods Industry Risk — The Fund is subject to risks faced by companies in the consumer goods economic sector to the same extent as the Index is so concentrated, including: governmental regulation affecting the permissibility of using various food additives and production methods could affect profitability; new laws or litigation that may adversely affect tobacco companies; fads, marketing campaigns and other factors affecting supply and demand that may strongly affect securities prices and profitability of food, soft drink and fashion related products; and international events that may affect food and beverage companies that derive a substantial portion of their net income from foreign countries. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Growth Investing Risk — An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 6/30/2009): 47.46% Worst Quarter (ended 12/31/2008): -55.03% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 15.12%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

ProShares Ultra Russell2000 Growth | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	29.09%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.04%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Ultra Basic Materials

Ultra Basic Materials

Important Information About the Fund

ProShares Ultra Basic Materials (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Dow Jones U.S. Basic MaterialsSM Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal. As of June 30, 2011, the Index included companies with capitalizations between  $777.3 million and  $49.8 billion. The average capitalization of the companies comprising the Index was approximately  $7.9 billion. The Index is published under the Bloomberg ticker symbol "DJUSBM."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra Basic Materials
Investment Advisory Fees		0.75%
Other Expenses		0.25%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.00%
Fee Waiver/Reimbursement	[1]	(0.05%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra Basic Materials	97	313	548	1,220

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 6% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the chemicals industry group, which comprised approximately 55.67% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Basic Materials Industry Risk — The Fund is subject to risks faced by companies in the basic materials economic sector to the same extent as the Index is so concentrated, including: adverse effects from commodity price volatility, exchange rates, import controls and increased competition; the possibility that production of industrial materials will exceed demand as a result of overbuilding or economic downturns, leading to poor investment returns; risk for environmental damage and product liability claims; and adverse effects from depletion of resources, technical progress, labor relations and government regulations. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 36.83%. The Index's highest June to June volatility rate during the five-year period was 64.89% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 9.55%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 9/30/2009): 56.54% Worst Quarter (ended 12/31/2008): -66.86% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 3.26%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Ultra Basic Materials		57.41%	(4.03%)	Jan 30, 2007
ProShares Ultra Basic Materials After Taxes on Distributions		57.37%	(5.00%)
ProShares Ultra Basic Materials After Taxes on Distributions and Sale of Shares		37.33%	(3.57%)
ProShares Ultra Basic Materials Dow Jones U.S. Basic MaterialsSM Index	[1]	31.73%	8.40%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra Basic Materials | ProShares Ultra Basic Materials
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.00%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	313
5 Years	rr_ExpenseExampleYear05	548
10 Years	rr_ExpenseExampleYear10	1,220
Annual Return 2008	rr_AnnualReturn2008	(83.71%)
Annual Return 2009	rr_AnnualReturn2009	126.18%
Annual Return 2010	rr_AnnualReturn2010	57.41%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	56.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(66.86%)
One Year	rr_AverageAnnualReturnYear01	57.41%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.03%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 30, 2007
ProShares Ultra Basic Materials | ProShares Ultra Basic Materials | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	57.37%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.00%)
ProShares Ultra Basic Materials | ProShares Ultra Basic Materials | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	37.33%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.57%)
ProShares Ultra Basic Materials
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra Basic Materials

Important Information About the Fund

ProShares Ultra Basic Materials (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Dow Jones U.S. Basic MaterialsSM Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal. As of June 30, 2011, the Index included companies with capitalizations between  $777.3 million and  $49.8 billion. The average capitalization of the companies comprising the Index was approximately  $7.9 billion. The Index is published under the Bloomberg ticker symbol "DJUSBM."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 6% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the chemicals industry group, which comprised approximately 55.67% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the chemicals industry group, which comprised approximately 55.67% of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Basic Materials Industry Risk — The Fund is subject to risks faced by companies in the basic materials economic sector to the same extent as the Index is so concentrated, including: adverse effects from commodity price volatility, exchange rates, import controls and increased competition; the possibility that production of industrial materials will exceed demand as a result of overbuilding or economic downturns, leading to poor investment returns; risk for environmental damage and product liability claims; and adverse effects from depletion of resources, technical progress, labor relations and government regulations. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 36.83%. The Index's highest June to June volatility rate during the five-year period was 64.89% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 9.55%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 9/30/2009): 56.54% Worst Quarter (ended 12/31/2008): -66.86% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 3.26%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

ProShares Ultra Basic Materials | Dow Jones U.S. Basic MaterialsSM Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	31.73%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	8.40%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Ultra Nasdaq Biotechnology

Ultra Nasdaq Biotechnology

Important Information About the Fund

ProShares Ultra Nasdaq Biotechnology (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Nasdaq Biotechnology Index® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a modified capitalization weighted index that includes securities of NASDAQ listed companies that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark ("ICB") which also meet other eligibility criteria determined by NASDAQ, including minimum market capitalization and liquidity requirements. As of June 30, 2011, the Index included companies with capitalizations between  $73 million and  $54.2 billion. The average capitalization of the companies comprising the Index was approximately  $3 billion. The Index is published under the Bloomberg ticker symbol "NBI."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra Nasdaq Biotechnology
Investment Advisory Fees		0.75%
Other Expenses		1.17%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.92%
Fee Waiver/Reimbursement	[1]	(0.97%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra Nasdaq Biotechnology	97	509	947	2,164

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 8% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the consumer, non-cyclical industry groups, which comprised approximately 100% of the market capitalization of the Index.

The Fund will not directly short the securities of issuers contained in the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Biotechnology Industry Risk — The Fund is subject to risks faced by companies in the biotechnology economic sector to the same extent as the Index is so concentrated, including: heavy dependence on patents and intellectual property rights, with profitability affected by the loss or impairment of such rights; risks of new technologies and competitive pressures; large expenditures on research and development of products or services that may not prove commercially successful or may become obsolete quickly; regulations and restrictions imposed by the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, such stocks in the Index may underperform fixed-income investments and stock market indices that track other markets, segments and sectors. Moreover, stock prices of biotechnology companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 23.46%. The Index's highest June to June volatility rate during the five-year period was 38.19% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 8.46%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on The NASDAQ Stock Market and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra Nasdaq Biotechnology | ProShares Ultra Nasdaq Biotechnology
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	1.17%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.92%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.97%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	509
5 Years	rr_ExpenseExampleYear05	947
10 Years	rr_ExpenseExampleYear10	2,164
ProShares Ultra Nasdaq Biotechnology
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra Nasdaq Biotechnology

Important Information About the Fund

ProShares Ultra Nasdaq Biotechnology (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Nasdaq Biotechnology Index® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a modified capitalization weighted index that includes securities of NASDAQ listed companies that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark ("ICB") which also meet other eligibility criteria determined by NASDAQ, including minimum market capitalization and liquidity requirements. As of June 30, 2011, the Index included companies with capitalizations between  $73 million and  $54.2 billion. The average capitalization of the companies comprising the Index was approximately  $3 billion. The Index is published under the Bloomberg ticker symbol "NBI."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 8% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the consumer, non-cyclical industry groups, which comprised approximately 100% of the market capitalization of the Index.

The Fund will not directly short the securities of issuers contained in the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the consumer, non-cyclical industry groups, which comprised approximately 100% of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Biotechnology Industry Risk — The Fund is subject to risks faced by companies in the biotechnology economic sector to the same extent as the Index is so concentrated, including: heavy dependence on patents and intellectual property rights, with profitability affected by the loss or impairment of such rights; risks of new technologies and competitive pressures; large expenditures on research and development of products or services that may not prove commercially successful or may become obsolete quickly; regulations and restrictions imposed by the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, such stocks in the Index may underperform fixed-income investments and stock market indices that track other markets, segments and sectors. Moreover, stock prices of biotechnology companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 23.46%. The Index's highest June to June volatility rate during the five-year period was 38.19% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 8.46%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on The NASDAQ Stock Market and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for a full calendar year

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

ProShares Ultra Consumer Goods

Ultra Consumer Goods

Important Information About the Fund

ProShares Ultra Consumer Goods (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Dow Jones U.S. Consumer GoodsSM Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of consumer spending in the goods sector of the U.S. equity market. Component companies include, among others, automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear. As of June 30, 2011, the Index included companies with capitalizations between  $517.9 million and  $177.9 billion. The average capitalization of the companies comprising the Index was approximately  $12 billion. The Index is published under the Bloomberg ticker symbol "DJUSNC."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra Consumer Goods
Investment Advisory Fees		0.75%
Other Expenses		0.88%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.63%
Fee Waiver/Reimbursement	[1]	(0.68%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra Consumer Goods	97	448	822	1,876

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 6% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 18.49%. The Index's highest June to June volatility rate during the five-year period was 32.78% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 8.16%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long- term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Consumer Goods Industry Risk — The Fund is subject to risks faced by companies in the consumer goods economic sector to the same extent as the Index is so concentrated, including: governmental regulation affecting the permissibility of using various food additives and production methods could affect profitability; new laws or litigation that may adversely affect tobacco companies; fads, marketing campaigns and other factors affecting supply and demand that may strongly affect securities prices and profitability of food, soft drink and fashion related products; and international events that may affect food and beverage companies that derive a substantial portion of their net income from foreign countries. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 6/30/2009): 29.96% Worst Quarter (ended 12/31/2008): -38.1% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 15.73%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Ultra Consumer Goods		38.05%	1.56%	Jan 30, 2007
ProShares Ultra Consumer Goods After Taxes on Distributions		37.84%	1.17%
ProShares Ultra Consumer Goods After Taxes on Distributions and Sale of Shares		24.92%	1.15%
ProShares Ultra Consumer Goods Dow Jones U.S. Consumer GoodsSM Index	[1]	19.50%	4.48%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra Consumer Goods | ProShares Ultra Consumer Goods
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.88%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.63%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	448
5 Years	rr_ExpenseExampleYear05	822
10 Years	rr_ExpenseExampleYear10	1,876
Annual Return 2008	rr_AnnualReturn2008	(51.15%)
Annual Return 2009	rr_AnnualReturn2009	45.51%
Annual Return 2010	rr_AnnualReturn2010	38.05%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(38.10%)
One Year	rr_AverageAnnualReturnYear01	38.05%
Since Inception	rr_AverageAnnualReturnSinceInception	1.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 30, 2007
ProShares Ultra Consumer Goods | ProShares Ultra Consumer Goods | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	37.84%
Since Inception	rr_AverageAnnualReturnSinceInception	1.17%
ProShares Ultra Consumer Goods | ProShares Ultra Consumer Goods | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	24.92%
Since Inception	rr_AverageAnnualReturnSinceInception	1.15%
ProShares Ultra Consumer Goods
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra Consumer Goods

Important Information About the Fund

ProShares Ultra Consumer Goods (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Dow Jones U.S. Consumer GoodsSM Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of consumer spending in the goods sector of the U.S. equity market. Component companies include, among others, automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear. As of June 30, 2011, the Index included companies with capitalizations between  $517.9 million and  $177.9 billion. The average capitalization of the companies comprising the Index was approximately  $12 billion. The Index is published under the Bloomberg ticker symbol "DJUSNC."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 6% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 18.49%. The Index's highest June to June volatility rate during the five-year period was 32.78% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 8.16%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long- term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Consumer Goods Industry Risk — The Fund is subject to risks faced by companies in the consumer goods economic sector to the same extent as the Index is so concentrated, including: governmental regulation affecting the permissibility of using various food additives and production methods could affect profitability; new laws or litigation that may adversely affect tobacco companies; fads, marketing campaigns and other factors affecting supply and demand that may strongly affect securities prices and profitability of food, soft drink and fashion related products; and international events that may affect food and beverage companies that derive a substantial portion of their net income from foreign countries. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 6/30/2009): 29.96% Worst Quarter (ended 12/31/2008): -38.1% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 15.73%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

ProShares Ultra Consumer Goods | Dow Jones U.S. Consumer GoodsSM Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	19.50%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.48%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Ultra Consumer Services

Ultra Consumer Services

Important Information About the Fund

ProShares Ultra Consumer Services (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Dow Jones U.S. Consumer ServicesSM Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of consumer spending in the services sector of the U.S. equity market. Component companies include, among others, airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism. As of June 30, 2011, the Index included companies with capitalizations between  $589.4 million and  $94.1 billion. The average capitalization of the companies comprising the Index was approximately  $8.8 billion. The Index is published under the Bloomberg ticker symbol "DJUSCY."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra Consumer Services
Investment Advisory Fees		0.75%
Other Expenses		1.21%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.96%
Fee Waiver/Reimbursement	[1]	(1.01%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra Consumer Services	97	517	964	2,204

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 4% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the general retailers and media industry groups, which comprised approximately 39.56% and 27.39%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 24.41%. The Index's highest June to June volatility rate during the five-year period was 42.77% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 5.22%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Consumer Services Industry Risk — The Fund is subject to risks faced by companies in the consumer services industry to the same extent as the Index is so concentrated, including: the fact that securities prices and profitability may be tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes, which can affect the success of consumer products. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 9/30/2009): 37.45% Worst Quarter (ended 12/31/2008): -42.69% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 16.15%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Ultra Consumer Services		46.12%	(8.15%)	Jan 30, 2007
ProShares Ultra Consumer Services After Taxes on Distributions		46.08%	(8.28%)
ProShares Ultra Consumer Services After Taxes on Distributions and Sale of Shares		30.00%	(6.84%)
ProShares Ultra Consumer Services Dow Jones U.S. Consumer ServicesSM Index	[1]	23.71%	0.88%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra Consumer Services | ProShares Ultra Consumer Services
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	1.21%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.96%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.01%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	517
5 Years	rr_ExpenseExampleYear05	964
10 Years	rr_ExpenseExampleYear10	2,204
Annual Return 2008	rr_AnnualReturn2008	(60.38%)
Annual Return 2009	rr_AnnualReturn2009	63.99%
Annual Return 2010	rr_AnnualReturn2010	46.12%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(42.69%)
One Year	rr_AverageAnnualReturnYear01	46.12%
Since Inception	rr_AverageAnnualReturnSinceInception	(8.15%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 30, 2007
ProShares Ultra Consumer Services | ProShares Ultra Consumer Services | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	46.08%
Since Inception	rr_AverageAnnualReturnSinceInception	(8.28%)
ProShares Ultra Consumer Services | ProShares Ultra Consumer Services | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	30.00%
Since Inception	rr_AverageAnnualReturnSinceInception	(6.84%)
ProShares Ultra Consumer Services
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra Consumer Services

Important Information About the Fund

ProShares Ultra Consumer Services (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Dow Jones U.S. Consumer ServicesSM Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of consumer spending in the services sector of the U.S. equity market. Component companies include, among others, airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism. As of June 30, 2011, the Index included companies with capitalizations between  $589.4 million and  $94.1 billion. The average capitalization of the companies comprising the Index was approximately  $8.8 billion. The Index is published under the Bloomberg ticker symbol "DJUSCY."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 4% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the general retailers and media industry groups, which comprised approximately 39.56% and 27.39%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the general retailers and media industry groups, which comprised approximately 39.56% and 27.39%, respectively, of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 24.41%. The Index's highest June to June volatility rate during the five-year period was 42.77% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 5.22%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Consumer Services Industry Risk — The Fund is subject to risks faced by companies in the consumer services industry to the same extent as the Index is so concentrated, including: the fact that securities prices and profitability may be tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes, which can affect the success of consumer products. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 9/30/2009): 37.45% Worst Quarter (ended 12/31/2008): -42.69% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 16.15%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

ProShares Ultra Consumer Services | Dow Jones U.S. Consumer ServicesSM Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	23.71%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	0.88%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Ultra Financials

Ultra Financials

Important Information About the Fund

ProShares Ultra Financials (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Dow Jones U.S. FinancialsSM Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges. As of June 30, 2011, the Index included companies with capitalizations between  $557 million and  $162.7 billion. The average capitalization of the companies comprising the Index was approximately  $8.7 billion. The Index is published under the Bloomberg ticker symbol "DJUSFN."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra Financials
Investment Advisory Fees		0.75%
Other Expenses		0.20%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		0.95%
Fee Waiver/Reimbursement	[1]	none
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra Financials	97	303	525	1,166

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 8% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in banks, which comprised approximately 35.57% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 43.68%. The Index's highest June to June volatility rate during the five-year period was 84.8% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was -9.33%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 6/30/2009): 51% Worst Quarter (ended 12/31/2008): -66.45% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -4.22%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Ultra Financials		17.72%	(44.56%)	Jan 30, 2007
ProShares Ultra Financials After Taxes on Distributions		17.70%	(44.70%)
ProShares Ultra Financials After Taxes on Distributions and Sale of Shares		11.55%	(30.86%)
ProShares Ultra Financials Dow Jones U.S. FinancialsSM Index	[1]	12.72%	(14.71%)
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra Financials | ProShares Ultra Financials
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	0.95%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	1,166
Annual Return 2008	rr_AnnualReturn2008	(85.19%)
Annual Return 2009	rr_AnnualReturn2009	(5.42%)
Annual Return 2010	rr_AnnualReturn2010	17.72%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.22%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	51.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(66.45%)
One Year	rr_AverageAnnualReturnYear01	17.72%
Since Inception	rr_AverageAnnualReturnSinceInception	(44.56%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 30, 2007
ProShares Ultra Financials | ProShares Ultra Financials | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.70%
Since Inception	rr_AverageAnnualReturnSinceInception	(44.70%)
ProShares Ultra Financials | ProShares Ultra Financials | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.55%
Since Inception	rr_AverageAnnualReturnSinceInception	(30.86%)
ProShares Ultra Financials
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra Financials

Important Information About the Fund

ProShares Ultra Financials (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Dow Jones U.S. FinancialsSM Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges. As of June 30, 2011, the Index included companies with capitalizations between  $557 million and  $162.7 billion. The average capitalization of the companies comprising the Index was approximately  $8.7 billion. The Index is published under the Bloomberg ticker symbol "DJUSFN."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 8% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in banks, which comprised approximately 35.57% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in banks, which comprised approximately 35.57% of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 43.68%. The Index's highest June to June volatility rate during the five-year period was 84.8% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was -9.33%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 6/30/2009): 51% Worst Quarter (ended 12/31/2008): -66.45% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -4.22%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

ProShares Ultra Financials | Dow Jones U.S. FinancialsSM Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.72%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(14.71%)	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Ultra Health Care

Ultra Health Care

Important Information About the Fund

ProShares Ultra Health Care (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Dow Jones U.S. Health CareSM Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of the healthcare sector of the U.S. equity market. Component companies include, among others, health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals. As of June 30, 2011, the Index included companies with capitalizations between  $526.2 million and  $181.9 billion. The average capitalization of the companies comprising the Index was approximately  $12.6 billion. The Index is published under the Bloomberg ticker symbol "DJUSHC."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra Health Care
Investment Advisory Fees		0.75%
Other Expenses		0.51%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.26%
Fee Waiver/Reimbursement	[1]	(0.31%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra Health Care	97	369	662	1,495

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 6% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the pharmaceuticals and biotechnology and healthcare equipment and services industry groups, which comprised approximately 61.44% and 38.56%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 19.1%. The Index's highest June to June volatility rate during the five-year period was 33.99% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 6.05%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Health Care Industry Risk — The Fund is subject to risks faced by companies in the healthcare economic sector to the same extent as the Index is so concentrated, including: heavy dependence on patent protection, with profitability affected by the expiration of patents; expenses and losses from extensive litigation based on product liability and similar claims; competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting; the long and costly process for obtaining new product approval by the Food and Drug Administration; the difficulty healthcare providers may have obtaining staff to deliver service; susceptibility to product obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Pharmaceuticals Industry Risk — The Fund is subject to the risks faced by companies in the pharmaceuticals economic sector to the same extent as the Index is so concentrated, including: securities prices may fluctuate widely due to government regulation and approval of products and services, which can have a significant effect on their price and availability; heavy spending on research and development for products and services that may not prove commercially successful or may become obsolete quickly; liability for products that are later alleged to be harmful or unsafe may be substantial, which may have a significant impact on market value and/or securities prices; adverse effects from government regulation, world events and economic conditions; and market, economic and political risks of the countries where pharmaceutical companies are located or do business. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 9/30/2009): 19.15% Worst Quarter (ended 12/31/2008): -30.64% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 27.94%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Ultra Health Care		5.04%	(5.72%)	Jan 30, 2007
ProShares Ultra Health Care After Taxes on Distributions		4.91%	(6.11%)
ProShares Ultra Health Care After Taxes on Distributions and Sale of Shares		3.43%	(4.93%)
ProShares Ultra Health Care Dow Jones U.S. Health CareSM Index	[1]	4.52%	0.94%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra Health Care | ProShares Ultra Health Care
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.26%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	369
5 Years	rr_ExpenseExampleYear05	662
10 Years	rr_ExpenseExampleYear10	1,495
Annual Return 2008	rr_AnnualReturn2008	(47.78%)
Annual Return 2009	rr_AnnualReturn2009	39.30%
Annual Return 2010	rr_AnnualReturn2010	5.04%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	27.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.64%)
One Year	rr_AverageAnnualReturnYear01	5.04%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.72%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 30, 2007
ProShares Ultra Health Care | ProShares Ultra Health Care | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.91%
Since Inception	rr_AverageAnnualReturnSinceInception	(6.11%)
ProShares Ultra Health Care | ProShares Ultra Health Care | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.43%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.93%)
ProShares Ultra Health Care
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra Health Care

Important Information About the Fund

ProShares Ultra Health Care (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Dow Jones U.S. Health CareSM Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of the healthcare sector of the U.S. equity market. Component companies include, among others, health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals. As of June 30, 2011, the Index included companies with capitalizations between  $526.2 million and  $181.9 billion. The average capitalization of the companies comprising the Index was approximately  $12.6 billion. The Index is published under the Bloomberg ticker symbol "DJUSHC."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 6% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the pharmaceuticals and biotechnology and healthcare equipment and services industry groups, which comprised approximately 61.44% and 38.56%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the pharmaceuticals and biotechnology and healthcare equipment and services industry groups, which comprised approximately 61.44% and 38.56%, respectively, of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 19.1%. The Index's highest June to June volatility rate during the five-year period was 33.99% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 6.05%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

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Health Care Industry Risk — The Fund is subject to risks faced by companies in the healthcare economic sector to the same extent as the Index is so concentrated, including: heavy dependence on patent protection, with profitability affected by the expiration of patents; expenses and losses from extensive litigation based on product liability and similar claims; competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting; the long and costly process for obtaining new product approval by the Food and Drug Administration; the difficulty healthcare providers may have obtaining staff to deliver service; susceptibility to product obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Pharmaceuticals Industry Risk — The Fund is subject to the risks faced by companies in the pharmaceuticals economic sector to the same extent as the Index is so concentrated, including: securities prices may fluctuate widely due to government regulation and approval of products and services, which can have a significant effect on their price and availability; heavy spending on research and development for products and services that may not prove commercially successful or may become obsolete quickly; liability for products that are later alleged to be harmful or unsafe may be substantial, which may have a significant impact on market value and/or securities prices; adverse effects from government regulation, world events and economic conditions; and market, economic and political risks of the countries where pharmaceutical companies are located or do business. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 9/30/2009): 19.15% Worst Quarter (ended 12/31/2008): -30.64% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 27.94%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

ProShares Ultra Health Care | Dow Jones U.S. Health CareSM Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.52%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	0.94%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Ultra Industrials

Ultra Industrials

Important Information About the Fund

ProShares Ultra Industrials (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Dow Jones U.S. IndustrialsSM Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of the industrial sector of the U.S. equity market. Component companies include, among others, building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace. As of June 30, 2011, the Index included companies with capitalizations between  $548.3 million and  $201.2 billion. The average capitalization of the companies comprising the Index was approximately  $7.6 billion. The Index is published under the Bloomberg ticker symbol "DJUSIN."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra Industrials
Investment Advisory Fees		0.75%
Other Expenses		0.56%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.31%
Fee Waiver/Reimbursement	[1]	(0.36%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra Industrials	97	380	684	1,548

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 40% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 27.1%. The Index's highest June to June volatility rate during the five-year period was 47.64% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 4.57%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Industrial Sector Risk — The Fund is subject to risks faced by companies in the industrial economic sector to the same extent as the Index is so concentrated, including: effects on stock prices by supply and demand both for their specific product or service and for industrial sector products in general; decline in demand for products due to rapid technological developments and frequent new product introduction; effects on securities prices and profitability from government regulation, world events and economic conditions; and risks for environmental damage and product liability claims. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 9/30/2009): 44.74% Worst Quarter (ended 12/31/2008): -49.89% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 14.77%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Ultra Industrials		48.87%	(8.11%)	Jan 30, 2007
ProShares Ultra Industrials After Taxes on Distributions		48.81%	(8.66%)
ProShares Ultra Industrials After Taxes on Distributions and Sale of Shares		31.82%	(6.95%)
ProShares Ultra Industrials Dow Jones U.S. IndustrialsSM Index	[1]	26.02%	2.01%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra Industrials | ProShares Ultra Industrials
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.31%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	380
5 Years	rr_ExpenseExampleYear05	684
10 Years	rr_ExpenseExampleYear10	1,548
Annual Return 2008	rr_AnnualReturn2008	(70.36%)
Annual Return 2009	rr_AnnualReturn2009	39.65%
Annual Return 2010	rr_AnnualReturn2010	48.87%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	44.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(49.89%)
One Year	rr_AverageAnnualReturnYear01	48.87%
Since Inception	rr_AverageAnnualReturnSinceInception	(8.11%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 30, 2007
ProShares Ultra Industrials | ProShares Ultra Industrials | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	48.81%
Since Inception	rr_AverageAnnualReturnSinceInception	(8.66%)
ProShares Ultra Industrials | ProShares Ultra Industrials | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	31.82%
Since Inception	rr_AverageAnnualReturnSinceInception	(6.95%)
ProShares Ultra Industrials
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra Industrials

Important Information About the Fund

ProShares Ultra Industrials (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Dow Jones U.S. IndustrialsSM Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of the industrial sector of the U.S. equity market. Component companies include, among others, building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace. As of June 30, 2011, the Index included companies with capitalizations between  $548.3 million and  $201.2 billion. The average capitalization of the companies comprising the Index was approximately  $7.6 billion. The Index is published under the Bloomberg ticker symbol "DJUSIN."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 40% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 27.1%. The Index's highest June to June volatility rate during the five-year period was 47.64% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 4.57%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Industrial Sector Risk — The Fund is subject to risks faced by companies in the industrial economic sector to the same extent as the Index is so concentrated, including: effects on stock prices by supply and demand both for their specific product or service and for industrial sector products in general; decline in demand for products due to rapid technological developments and frequent new product introduction; effects on securities prices and profitability from government regulation, world events and economic conditions; and risks for environmental damage and product liability claims. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 9/30/2009): 44.74% Worst Quarter (ended 12/31/2008): -49.89% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 14.77%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

ProShares Ultra Industrials | Dow Jones U.S. IndustrialsSM Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.02%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.01%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Ultra Oil & Gas

Ultra Oil & Gas

Important Information About the Fund

ProShares Ultra Oil & Gas (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Dow Jones U.S. Oil & GasSM Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers. As of June 30, 2011, the Index included companies with capitalizations between  $279.6 million and  $400.9 billion. The average capitalization of the companies comprising the Index was approximately  $18.1 billion. The Index is published under the Bloomberg ticker symbol "DJUSEN."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra Oil & Gas
Investment Advisory Fees		0.75%
Other Expenses		0.25%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.00%
Fee Waiver/Reimbursement	[1]	(0.05%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra Oil & Gas	97	313	548	1,220

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 7% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the oil and gas producers and oil equipment, services and distribution industry groups, which comprised approximately 74.20% and 25.31%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 34.89%. The Index's highest June to June volatility rate during the five-year period was 62.94% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 7.94%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Energy Industry Risk — The Fund is subject to risks faced by companies in the energy sector to the same extent as the Index is so concentrated, including: effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; and risk for environmental damage claims. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 12/31/2010): 45% Worst Quarter (ended 12/31/2008): -53.55% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 20.9%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Ultra Oil & Gas		33.35%	(7.03%)	Jan 30, 2007
ProShares Ultra Oil & Gas After Taxes on Distributions		33.20%	(8.05%)
ProShares Ultra Oil & Gas After Taxes on Distributions and Sale of Shares		21.78%	(6.12%)
ProShares Ultra Oil & Gas Dow Jones U.S. Oil & GasSM Index	[1]	19.70%	5.54%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra Oil & Gas | ProShares Ultra Oil & Gas
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.00%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	313
5 Years	rr_ExpenseExampleYear05	548
10 Years	rr_ExpenseExampleYear10	1,220
Annual Return 2008	rr_AnnualReturn2008	(72.19%)
Annual Return 2009	rr_AnnualReturn2009	19.85%
Annual Return 2010	rr_AnnualReturn2010	33.35%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	20.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	45.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(53.55%)
One Year	rr_AverageAnnualReturnYear01	33.35%
Since Inception	rr_AverageAnnualReturnSinceInception	(7.03%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 30, 2007
ProShares Ultra Oil & Gas | ProShares Ultra Oil & Gas | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	33.20%
Since Inception	rr_AverageAnnualReturnSinceInception	(8.05%)
ProShares Ultra Oil & Gas | ProShares Ultra Oil & Gas | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	21.78%
Since Inception	rr_AverageAnnualReturnSinceInception	(6.12%)
ProShares Ultra Oil & Gas
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra Oil & Gas

Important Information About the Fund

ProShares Ultra Oil & Gas (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Dow Jones U.S. Oil & GasSM Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers. As of June 30, 2011, the Index included companies with capitalizations between  $279.6 million and  $400.9 billion. The average capitalization of the companies comprising the Index was approximately  $18.1 billion. The Index is published under the Bloomberg ticker symbol "DJUSEN."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 7% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the oil and gas producers and oil equipment, services and distribution industry groups, which comprised approximately 74.20% and 25.31%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the oil and gas producers and oil equipment, services and distribution industry groups, which comprised approximately 74.20% and 25.31%, respectively, of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 34.89%. The Index's highest June to June volatility rate during the five-year period was 62.94% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 7.94%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Energy Industry Risk — The Fund is subject to risks faced by companies in the energy sector to the same extent as the Index is so concentrated, including: effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; and risk for environmental damage claims. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 12/31/2010): 45% Worst Quarter (ended 12/31/2008): -53.55% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 20.9%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

ProShares Ultra Oil & Gas | Dow Jones U.S. Oil & GasSM Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	19.70%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.54%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Ultra Real Estate

Ultra Real Estate

Important Information About the Fund

ProShares Ultra Real Estate (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Dow Jones U.S. Real EstateSM Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include, among others, real estate holding and development and real estate services companies and real estate investment trusts ("REITs") that invest in industrial, offices and retail properties REITs are passive investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. As of June 30, 2011, the Index included companies with capitalizations between  $586.6 million and  $34 billion. The average capitalization of the companies comprising the Index was approximately  $5 billion. The Index is published under the Bloomberg ticker symbol "DJUSRE."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra Real Estate
Investment Advisory Fees		0.75%
Other Expenses		0.23%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		0.98%
Fee Waiver/Reimbursement	[1]	(0.03%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra Real Estate	97	309	539	1,199

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 11% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the real estate industry group, which comprised 100% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 48.47%. The Index's highest June to June volatility rate during the five-year period was 94.35% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 1.32%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Real Estate Industry Risk — The Fund is subject to risks faced by companies in the real estate industry to the same extent as the Index is so concentrated, including: adverse changes in national, state or local real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates); obsolescence of properties; changes in the availability, cost and terms of mortgage funds; the impact of environmental laws; failure to comply with the federal tax requirements affecting REITs which could subject a REIT to federal income taxation; and the risk that the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders could result in a REIT having insufficient capital for future expenditures. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 9/30/2009): 68.6% Worst Quarter (ended 12/31/2008): -75.93% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 18.99%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Ultra Real Estate		47.89%	(37.20%)	Jan 30, 2007
ProShares Ultra Real Estate After Taxes on Distributions		47.42%	(37.62%)
ProShares Ultra Real Estate After Taxes on Distributions and Sale of Shares		31.08%	(27.28%)
ProShares Ultra Real Estate Dow Jones U.S. Real EstateSM Index	[1]	26.93%	(6.86%)
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra Real Estate | ProShares Ultra Real Estate
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	0.98%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	309
5 Years	rr_ExpenseExampleYear05	539
10 Years	rr_ExpenseExampleYear10	1,199
Annual Return 2008	rr_AnnualReturn2008	(80.73%)
Annual Return 2009	rr_AnnualReturn2009	11.31%
Annual Return 2010	rr_AnnualReturn2010	47.89%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	18.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	68.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(75.93%)
One Year	rr_AverageAnnualReturnYear01	47.89%
Since Inception	rr_AverageAnnualReturnSinceInception	(37.20%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 30, 2007
ProShares Ultra Real Estate | ProShares Ultra Real Estate | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	47.42%
Since Inception	rr_AverageAnnualReturnSinceInception	(37.62%)
ProShares Ultra Real Estate | ProShares Ultra Real Estate | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	31.08%
Since Inception	rr_AverageAnnualReturnSinceInception	(27.28%)
ProShares Ultra Real Estate
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra Real Estate

Important Information About the Fund

ProShares Ultra Real Estate (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Dow Jones U.S. Real EstateSM Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include, among others, real estate holding and development and real estate services companies and real estate investment trusts ("REITs") that invest in industrial, offices and retail properties REITs are passive investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. As of June 30, 2011, the Index included companies with capitalizations between  $586.6 million and  $34 billion. The average capitalization of the companies comprising the Index was approximately  $5 billion. The Index is published under the Bloomberg ticker symbol "DJUSRE."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 11% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the real estate industry group, which comprised 100% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the real estate industry group, which comprised 100% of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 48.47%. The Index's highest June to June volatility rate during the five-year period was 94.35% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 1.32%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Real Estate Industry Risk — The Fund is subject to risks faced by companies in the real estate industry to the same extent as the Index is so concentrated, including: adverse changes in national, state or local real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates); obsolescence of properties; changes in the availability, cost and terms of mortgage funds; the impact of environmental laws; failure to comply with the federal tax requirements affecting REITs which could subject a REIT to federal income taxation; and the risk that the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders could result in a REIT having insufficient capital for future expenditures. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 9/30/2009): 68.6% Worst Quarter (ended 12/31/2008): -75.93% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 18.99%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

ProShares Ultra Real Estate | Dow Jones U.S. Real EstateSM Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.93%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(6.86%)	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Ultra KBW Regional Banking

Ultra KBW Regional Banking

Important Information About the Fund

ProShares Ultra KBW Regional Banking (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the KBW Regional Banking IndexSM (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The KBW Regional Banking Index is an equal-weighted index that seeks to provide diverse regional banking exposure. The Index includes stocks of 50 publicly traded companies that do business as regional banks or thrifts. Component companies include, among others, leading regional banks or thrifts listed on a U.S. exchange. As of June 30, 2011, the Index included companies with capitalizations between approximately  $503.3 million and  $4.3 billion. The average capitalization of the companies comprising the Index was approximately  $1.5 billion. The Index is published under the Bloomberg ticker symbol "KRX."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra KBW Regional Banking
Investment Advisory Fees		0.75%
Other Expenses		1.10%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.85%
Fee Waiver/Reimbursement	[1]	(0.90%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra KBW Regional Banking	97	494	917	2,095

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 29% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 100% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 43.93%. The Index's highest June to June volatility rate during the five-year period was 80.67% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was -9.23%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra KBW Regional Banking | ProShares Ultra KBW Regional Banking
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	1.10%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.85%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.90%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	494
5 Years	rr_ExpenseExampleYear05	917
10 Years	rr_ExpenseExampleYear10	2,095
ProShares Ultra KBW Regional Banking
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra KBW Regional Banking

Important Information About the Fund

ProShares Ultra KBW Regional Banking (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the KBW Regional Banking IndexSM (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The KBW Regional Banking Index is an equal-weighted index that seeks to provide diverse regional banking exposure. The Index includes stocks of 50 publicly traded companies that do business as regional banks or thrifts. Component companies include, among others, leading regional banks or thrifts listed on a U.S. exchange. As of June 30, 2011, the Index included companies with capitalizations between approximately  $503.3 million and  $4.3 billion. The average capitalization of the companies comprising the Index was approximately  $1.5 billion. The Index is published under the Bloomberg ticker symbol "KRX."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 29% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 100% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 100% of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 43.93%. The Index's highest June to June volatility rate during the five-year period was 80.67% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was -9.23%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for a full calendar year

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

ProShares Ultra Semiconductors

Ultra Semiconductors

Important Information About the Fund

ProShares Ultra Semiconductors (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Dow Jones U.S. SemiconductorsSM Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards. As of June 30, 2011, the Index included companies with capitalizations between  $573.7 million and  $121.6 billion. The average capitalization of the companies comprising the Index was approximately  $7.6 billion. The Index is published under the Bloomberg ticker symbol "DJUSSC."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra Semiconductors
Investment Advisory Fees		0.75%
Other Expenses		0.38%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.13%
Fee Waiver/Reimbursement	[1]	(0.18%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra Semiconductors	97	341	605	1,359

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 5% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the semi-conductor industry group, which comprised 100% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 32.64%. The Index's highest June to June volatility rate during the five-year period was 52.98% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 2.51%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Semiconductors Industry Risk — The Fund is subject to risks faced by companies in the semiconductor industry to the same extent as the Index is so concentrated, including: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; wide fluctuations in securities prices due to risks of rapid obsolescence of products; economic performance of the customers of semiconductor companies, their research costs and the risks that their products may not prove commercially successful; capital equipment expenditures that could be substantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

•

Technology Industry Risk — The Fund is subject to risks faced by companies in the technology industry to the same extent as the Index is so concentrated. Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industries as a whole. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 9/30/2009): 45.02% Worst Quarter (ended 12/31/2008): -52.84% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 0.35%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Ultra Semiconductors		19.48%	(11.68%)	Jan 30, 2007
ProShares Ultra Semiconductors After Taxes on Distributions		19.43%	(12.18%)
ProShares Ultra Semiconductors After Taxes on Distributions and Sale of Shares		12.71%	(9.79%)
ProShares Ultra Semiconductors Dow Jones U.S. SemiconductorsSM Index	[1]	14.22%	1.41%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra Semiconductors | ProShares Ultra Semiconductors
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.13%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	341
5 Years	rr_ExpenseExampleYear05	605
10 Years	rr_ExpenseExampleYear10	1,359
Annual Return 2008	rr_AnnualReturn2008	(79.85%)
Annual Return 2009	rr_AnnualReturn2009	137.73%
Annual Return 2010	rr_AnnualReturn2010	19.48%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	45.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(52.84%)
One Year	rr_AverageAnnualReturnYear01	19.48%
Since Inception	rr_AverageAnnualReturnSinceInception	(11.68%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 30, 2007
ProShares Ultra Semiconductors | ProShares Ultra Semiconductors | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	19.43%
Since Inception	rr_AverageAnnualReturnSinceInception	(12.18%)
ProShares Ultra Semiconductors | ProShares Ultra Semiconductors | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.71%
Since Inception	rr_AverageAnnualReturnSinceInception	(9.79%)
ProShares Ultra Semiconductors
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra Semiconductors

Important Information About the Fund

ProShares Ultra Semiconductors (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Dow Jones U.S. SemiconductorsSM Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards. As of June 30, 2011, the Index included companies with capitalizations between  $573.7 million and  $121.6 billion. The average capitalization of the companies comprising the Index was approximately  $7.6 billion. The Index is published under the Bloomberg ticker symbol "DJUSSC."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 5% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the semi-conductor industry group, which comprised 100% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the semi-conductor industry group, which comprised 100% of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 32.64%. The Index's highest June to June volatility rate during the five-year period was 52.98% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 2.51%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Semiconductors Industry Risk — The Fund is subject to risks faced by companies in the semiconductor industry to the same extent as the Index is so concentrated, including: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; wide fluctuations in securities prices due to risks of rapid obsolescence of products; economic performance of the customers of semiconductor companies, their research costs and the risks that their products may not prove commercially successful; capital equipment expenditures that could be substantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

•

Technology Industry Risk — The Fund is subject to risks faced by companies in the technology industry to the same extent as the Index is so concentrated. Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industries as a whole. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 9/30/2009): 45.02% Worst Quarter (ended 12/31/2008): -52.84% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 0.35%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

ProShares Ultra Semiconductors | Dow Jones U.S. SemiconductorsSM Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.22%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.41%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Ultra Technology

 Ultra Technology

Important Information About the Fund

ProShares Ultra Technology (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Dow Jones U.S. TechnologySM Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of the technology sector of the U.S. equity market. Component companies include, among others, those involved in computers and office equipment, soft-ware, communications technology, semiconductors, diversified technology services and Internet services. As of June 30, 2011, the Index included companies with capitalizations between  $519 million and  $307.9 billion. The average capitalization of the companies comprising the Index was approximately  $13.4 billion. The Index is published under the Bloomberg ticker symbol "DJUSTC."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra Technology
Investment Advisory Fees		0.75%
Other Expenses		0.31%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.06%
Fee Waiver/Reimbursement	[1]	(0.11%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra Technology	97	326	574	1,284

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 6% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the technology hardware and equipment and computer and software services industry groups, which comprised approximately 55.71% and 44.29%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 26.29%. The Index's highest June to June volatility rate during the five-year period was 44.81% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 7.42%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Technology Industry Risk — The Fund is subject to risks faced by companies in the technology industry to the same extent as the Index is so concentrated. Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industries as a whole. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 6/30/2009): 42.11% Worst Quarter (ended 12/31/2008): -49.79% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 0.96%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Ultra Technology		19.77%	(1.67%)	Jan 30, 2007
ProShares Ultra Technology After Taxes on Distributions		19.77%	(1.95%)
ProShares Ultra Technology After Taxes on Distributions and Sale of Shares		12.85%	(1.55%)
ProShares Ultra Technology Dow Jones U.S. TechnologySM Index	[1]	12.58%	4.92%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra Technology | ProShares Ultra Technology
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.06%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	326
5 Years	rr_ExpenseExampleYear05	574
10 Years	rr_ExpenseExampleYear10	1,284
Annual Return 2008	rr_AnnualReturn2008	(73.20%)
Annual Return 2009	rr_AnnualReturn2009	145.04%
Annual Return 2010	rr_AnnualReturn2010	19.77%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	42.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(49.79%)
One Year	rr_AverageAnnualReturnYear01	19.77%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.67%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 30, 2007
ProShares Ultra Technology | ProShares Ultra Technology | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	19.77%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.95%)
ProShares Ultra Technology | ProShares Ultra Technology | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.85%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.55%)
ProShares Ultra Technology
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

 Ultra Technology

Important Information About the Fund

ProShares Ultra Technology (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Dow Jones U.S. TechnologySM Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of the technology sector of the U.S. equity market. Component companies include, among others, those involved in computers and office equipment, soft-ware, communications technology, semiconductors, diversified technology services and Internet services. As of June 30, 2011, the Index included companies with capitalizations between  $519 million and  $307.9 billion. The average capitalization of the companies comprising the Index was approximately  $13.4 billion. The Index is published under the Bloomberg ticker symbol "DJUSTC."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 6% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the technology hardware and equipment and computer and software services industry groups, which comprised approximately 55.71% and 44.29%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the technology hardware and equipment and computer and software services industry groups, which comprised approximately 55.71% and 44.29%, respectively, of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 26.29%. The Index's highest June to June volatility rate during the five-year period was 44.81% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 7.42%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Technology Industry Risk — The Fund is subject to risks faced by companies in the technology industry to the same extent as the Index is so concentrated. Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industries as a whole. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 6/30/2009): 42.11% Worst Quarter (ended 12/31/2008): -49.79% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 0.96%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

ProShares Ultra Technology | Dow Jones U.S. TechnologySM Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.58%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.92%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Ultra Telecommunications

Ultra Telecommunications

Important Information About the Fund

ProShares Ultra Telecommunications (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Dow Jones U.S. Select TelecommunicationsSM Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a measure of U.S. stock market performance of fixed line (regional and long-distance carriers) and mobile telephone services (cellular, satellite and paging services). As of June 30, 2011, the Index included companies with capitalizations between  $673.8 million and  $186.6 billion. The average capitalization of the companies comprising the Index was approximately  $13.8 billion. The Index is published under the Bloomberg ticker symbol "DJSTEL."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra Telecommunications
Investment Advisory Fees		0.75%
Other Expenses		2.01%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		2.76%
Fee Waiver/Reimbursement	[1]	(1.81%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra Telecommunications	97	684	1,298	2,957

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 26% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the fixed line and mobile telecommunications industry groups, which comprised approximately 84.07% and 15.93%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 27.39%. The Index's highest June to June volatility rate during the five-year period was 50.24% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 2.42%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Mobile Telecommunications Industry Risk — The Fund is subject to risks faced by companies in the wireless communications economic sector to the same extent as the Index is so concentrated, including: dramatic securities price fluctuations due to both federal and state regulations governing rates of return and services that may be offered; fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors; recent industry consolidation trends that may lead to increased regulation in primary markets; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Telecommunications Industry Risk — The Fund is subject to risks faced by companies in the telecommunications economic sector to the same extent as the Index is so concentrated, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 9/30/2010): 36.19% Worst Quarter (ended 6/30/2010): -12.78% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 14.3%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Ultra Telecommunications		40.28%	(6.07%)	Mar 25, 2008
ProShares Ultra Telecommunications After Taxes on Distributions		39.93%	(6.66%)
ProShares Ultra Telecommunications After Taxes on Distributions and Sale of Shares		26.47%	(5.40%)
ProShares Ultra Telecommunications Dow Jones U.S. Select TelecommunicationsSM Index	[1]	21.34%	4.23%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra Telecommunications | ProShares Ultra Telecommunications
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	2.01%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	2.76%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.81%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	684
5 Years	rr_ExpenseExampleYear05	1,298
10 Years	rr_ExpenseExampleYear10	2,957
Annual Return 2009	rr_AnnualReturn2009	46.18%
Annual Return 2010	rr_AnnualReturn2010	40.28%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.78%)
One Year	rr_AverageAnnualReturnYear01	40.28%
Since Inception	rr_AverageAnnualReturnSinceInception	(6.07%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 25, 2008
ProShares Ultra Telecommunications | ProShares Ultra Telecommunications | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	39.93%
Since Inception	rr_AverageAnnualReturnSinceInception	(6.66%)
ProShares Ultra Telecommunications | ProShares Ultra Telecommunications | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.47%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.40%)
ProShares Ultra Telecommunications
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra Telecommunications

Important Information About the Fund

ProShares Ultra Telecommunications (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Dow Jones U.S. Select TelecommunicationsSM Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a measure of U.S. stock market performance of fixed line (regional and long-distance carriers) and mobile telephone services (cellular, satellite and paging services). As of June 30, 2011, the Index included companies with capitalizations between  $673.8 million and  $186.6 billion. The average capitalization of the companies comprising the Index was approximately  $13.8 billion. The Index is published under the Bloomberg ticker symbol "DJSTEL."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 26% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the fixed line and mobile telecommunications industry groups, which comprised approximately 84.07% and 15.93%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the fixed line and mobile telecommunications industry groups, which comprised approximately 84.07% and 15.93%, respectively, of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 27.39%. The Index's highest June to June volatility rate during the five-year period was 50.24% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 2.42%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Mobile Telecommunications Industry Risk — The Fund is subject to risks faced by companies in the wireless communications economic sector to the same extent as the Index is so concentrated, including: dramatic securities price fluctuations due to both federal and state regulations governing rates of return and services that may be offered; fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors; recent industry consolidation trends that may lead to increased regulation in primary markets; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Telecommunications Industry Risk — The Fund is subject to risks faced by companies in the telecommunications economic sector to the same extent as the Index is so concentrated, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 9/30/2010): 36.19% Worst Quarter (ended 6/30/2010): -12.78% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 14.3%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

ProShares Ultra Telecommunications | Dow Jones U.S. Select TelecommunicationsSM Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	21.34%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.23%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Ultra Utilities

Ultra Utilities

Important Information About the Fund

ProShares Ultra Utilities (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Dow Jones U.S. UtilitiesSM Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of the utilities sector of the U.S. equity market. Component companies include, among others, electric utilities, gas utilities, multi-utilities and water utilities. As of June 30, 2011, the Index included companies with capitalizations between  $634 million and  $33.9 billion. The average capitalization of the companies comprising the Index was approximately  $7.1 billion. The Index is published under the Bloomberg ticker symbol "DJUSUT."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra Utilities
Investment Advisory Fees		0.75%
Other Expenses		0.86%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.61%
Fee Waiver/Reimbursement	[1]	(0.66%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra Utilities	97	443	814	1,855

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 5% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the electricity and gas, water, and MultiUtilities industry groups, which comprised approximately 72.41% and 27.59%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 22.42%. The Index's highest June to June volatility rate during the five-year period was 40.06% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 4.72%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Utilities Industry Risk — The Fund is subject to risks faced by companies in the utilities economic sector to the same extent as the Index is so concentrated, including: review and limitation of rates by governmental regulatory commissions; the fact that the value of regulated utility debt instruments (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates; the risk that utilities may engage in riskier ventures where they have little or no experience; as deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business and greater competition as a result of deregulation, which may adversely affect profitability due to lower operating margins, higher costs and diversification into unprofitable business lines. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 9/30/2010): 24.46% Worst Quarter (ended 9/30/2008): -36.31% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 18.06%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Ultra Utilities		11.66%	(8.78%)	Jan 30, 2007
ProShares Ultra Utilities After Taxes on Distributions		11.18%	(9.62%)
ProShares Ultra Utilities After Taxes on Distributions and Sale of Shares		8.12%	(7.50%)
ProShares Ultra Utilities Dow Jones U.S. Utilities Index	[1]	7.80%	0.05%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra Utilities | ProShares Ultra Utilities
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.86%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.61%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	443
5 Years	rr_ExpenseExampleYear05	814
10 Years	rr_ExpenseExampleYear10	1,855
Annual Return 2008	rr_AnnualReturn2008	(59.07%)
Annual Return 2009	rr_AnnualReturn2009	18.99%
Annual Return 2010	rr_AnnualReturn2010	11.66%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	18.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.31%)
One Year	rr_AverageAnnualReturnYear01	11.66%
Since Inception	rr_AverageAnnualReturnSinceInception	(8.78%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 30, 2007
ProShares Ultra Utilities | ProShares Ultra Utilities | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.18%
Since Inception	rr_AverageAnnualReturnSinceInception	(9.62%)
ProShares Ultra Utilities | ProShares Ultra Utilities | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.12%
Since Inception	rr_AverageAnnualReturnSinceInception	(7.50%)
ProShares Ultra Utilities
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra Utilities

Important Information About the Fund

ProShares Ultra Utilities (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Dow Jones U.S. UtilitiesSM Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of the utilities sector of the U.S. equity market. Component companies include, among others, electric utilities, gas utilities, multi-utilities and water utilities. As of June 30, 2011, the Index included companies with capitalizations between  $634 million and  $33.9 billion. The average capitalization of the companies comprising the Index was approximately  $7.1 billion. The Index is published under the Bloomberg ticker symbol "DJUSUT."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 5% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the electricity and gas, water, and MultiUtilities industry groups, which comprised approximately 72.41% and 27.59%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the electricity and gas, water, and MultiUtilities industry groups, which comprised approximately 72.41% and 27.59%, respectively, of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 22.42%. The Index's highest June to June volatility rate during the five-year period was 40.06% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 4.72%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Utilities Industry Risk — The Fund is subject to risks faced by companies in the utilities economic sector to the same extent as the Index is so concentrated, including: review and limitation of rates by governmental regulatory commissions; the fact that the value of regulated utility debt instruments (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates; the risk that utilities may engage in riskier ventures where they have little or no experience; as deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business and greater competition as a result of deregulation, which may adversely affect profitability due to lower operating margins, higher costs and diversification into unprofitable business lines. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 9/30/2010): 24.46% Worst Quarter (ended 9/30/2008): -36.31% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 18.06%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

ProShares Ultra Utilities | Dow Jones U.S. Utilities Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.80%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	0.05%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Ultra MSCI EAFE

Ultra MSCI EAFE

Important Information About the Fund

ProShares Ultra MSCI EAFE (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the MSCI EAFE Index® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes 85% of free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. As of June 30, 2011, the Index consisted of the following 22 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. As of June 30, 2011, the Index included companies with capitalizations between  $861.9 million and  $215 billion. The average capitalization of the companies comprising the Index was approximately  $12.2 billion. The Index is published under the Bloomberg ticker symbol "MXEA."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra MSCI EAFE
Investment Advisory Fees		0.75%
Other Expenses		1.67%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		2.42%
Fee Waiver/Reimbursement	[1]	(1.47%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra MSCI EAFE	97	614	1,157	2,644

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 23.03%. The Index's highest June to June volatility rate during the five-year period was 38.65% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 1.96%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate.

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Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

•

Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 9/30/2010): 36.87% Worst Quarter (ended 6/30/2010): -31.02% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 7.74%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Ultra MSCI EAFE		9.40%	25.00%	Jun 2, 2009
ProShares Ultra MSCI EAFE After Taxes on Distributions		9.39%	24.98%
ProShares Ultra MSCI EAFE After Taxes on Distributions and Sale of Shares		6.13%	21.44%
ProShares Ultra MSCI EAFE MSCI EAFE Index	[1]	8.21%	16.43%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra MSCI EAFE | ProShares Ultra MSCI EAFE
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	1.67%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	2.42%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.47%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	614
5 Years	rr_ExpenseExampleYear05	1,157
10 Years	rr_ExpenseExampleYear10	2,644
Annual Return 2010	rr_AnnualReturn2010	9.40%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.02%)
One Year	rr_AverageAnnualReturnYear01	9.40%
Since Inception	rr_AverageAnnualReturnSinceInception	25.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 2, 2009
ProShares Ultra MSCI EAFE | ProShares Ultra MSCI EAFE | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.39%
Since Inception	rr_AverageAnnualReturnSinceInception	24.98%
ProShares Ultra MSCI EAFE | ProShares Ultra MSCI EAFE | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.13%
Since Inception	rr_AverageAnnualReturnSinceInception	21.44%
ProShares Ultra MSCI EAFE
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra MSCI EAFE

Important Information About the Fund

ProShares Ultra MSCI EAFE (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the MSCI EAFE Index® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes 85% of free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. As of June 30, 2011, the Index consisted of the following 22 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. As of June 30, 2011, the Index included companies with capitalizations between  $861.9 million and  $215 billion. The average capitalization of the companies comprising the Index was approximately  $12.2 billion. The Index is published under the Bloomberg ticker symbol "MXEA."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 23.03%. The Index's highest June to June volatility rate during the five-year period was 38.65% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 1.96%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

•

Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 9/30/2010): 36.87% Worst Quarter (ended 6/30/2010): -31.02% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 7.74%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

ProShares Ultra MSCI EAFE | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.21%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	16.43%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Ultra MSCI Emerging Markets

Ultra MSCI Emerging Markets

Important Information About the Fund

ProShares Ultra MSCI Emerging Markets (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the MSCI Emerging Markets Index® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes 85% of free float-adjusted market capitalization in each industry group in emerging market countries. As of June 30, 2011, the Index consisted of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. As of June 30, 2011, the Index included companies with capitalizations between  $385.5 million and  $85.5 billion. The average capitalization of the companies comprising the Index was approximately  $4.8 billion. The Index is published under the Bloomberg ticker symbol "MXEF."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra MSCI Emerging Markets
Investment Advisory Fees		0.75%
Other Expenses		0.58%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.33%
Fee Waiver/Reimbursement	[1]	(0.38%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra MSCI Emerging Markets	97	384	692	1,568

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 163% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in equity securities, derivatives and depositary receipts that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities, derivatives or depository receipts will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

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Depositary Receipts — The Fund may invest in American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and New York Shares (NYSs). ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. A NYS is a share of a New York registry, representing equity ownership in a non-U.S. company, allowing for a part of the capital of the company to be outstanding in the U.S. and part in the home (foreign) market.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 25.45%. The Index's highest June to June volatility rate during the five-year period was 43.32% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 11.74%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

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Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate.

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Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Because the Fund's foreign investments will be in developing or "emerging market" countries, all the aforementioned factors are heightened and foreign investments risk is higher.

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Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

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Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 9/30/2010): 40.26% Worst Quarter (ended 6/30/2010): -22.79% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -1.23%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Ultra MSCI Emerging Markets		25.32%	46.49%	Jun 2, 2009
ProShares Ultra MSCI Emerging Markets After Taxes on Distributions		25.28%	46.47%
ProShares Ultra MSCI Emerging Markets After Taxes on Distributions and Sale of Shares		16.48%	40.10%
ProShares Ultra MSCI Emerging Markets MSCI Emerging Markets Index	[1]	19.20%	29.33%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra MSCI Emerging Markets | ProShares Ultra MSCI Emerging Markets
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.33%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	384
5 Years	rr_ExpenseExampleYear05	692
10 Years	rr_ExpenseExampleYear10	1,568
Annual Return 2010	rr_AnnualReturn2010	25.32%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.23%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	40.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.79%)
One Year	rr_AverageAnnualReturnYear01	25.32%
Since Inception	rr_AverageAnnualReturnSinceInception	46.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 2, 2009
ProShares Ultra MSCI Emerging Markets | ProShares Ultra MSCI Emerging Markets | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.28%
Since Inception	rr_AverageAnnualReturnSinceInception	46.47%
ProShares Ultra MSCI Emerging Markets | ProShares Ultra MSCI Emerging Markets | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.48%
Since Inception	rr_AverageAnnualReturnSinceInception	40.10%
ProShares Ultra MSCI Emerging Markets
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra MSCI Emerging Markets

Important Information About the Fund

ProShares Ultra MSCI Emerging Markets (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the MSCI Emerging Markets Index® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes 85% of free float-adjusted market capitalization in each industry group in emerging market countries. As of June 30, 2011, the Index consisted of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. As of June 30, 2011, the Index included companies with capitalizations between  $385.5 million and  $85.5 billion. The average capitalization of the companies comprising the Index was approximately  $4.8 billion. The Index is published under the Bloomberg ticker symbol "MXEF."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 163% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	163.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in equity securities, derivatives and depositary receipts that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities, derivatives or depository receipts will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

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Depositary Receipts — The Fund may invest in American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and New York Shares (NYSs). ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. A NYS is a share of a New York registry, representing equity ownership in a non-U.S. company, allowing for a part of the capital of the company to be outstanding in the U.S. and part in the home (foreign) market.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 25.45%. The Index's highest June to June volatility rate during the five-year period was 43.32% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 11.74%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

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Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate.

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Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Because the Fund's foreign investments will be in developing or "emerging market" countries, all the aforementioned factors are heightened and foreign investments risk is higher.

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Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

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Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 9/30/2010): 40.26% Worst Quarter (ended 6/30/2010): -22.79% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -1.23%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

ProShares Ultra MSCI Emerging Markets | MSCI Emerging Markets Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	19.20%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	29.33%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Ultra MSCI Europe
Ultra MSCI Europe

Important Information About the Fund

ProShares Ultra MSCI Europe (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the MSCI Europe Index® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a free float-adjusted market capitalization-weighted Index that is designed to measure the equity market performance of the developed markets in Europe. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region. As of June 30, 2011, the Index consists of the following 16 developed market countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. As of June 30, 2011, the Index included companies with capitalizations between  $861.9 million and  $215 billion. The average capitalization of the companies comprising the Index was approximately  $16.4 billion. The Index is published under the Bloomberg ticker symbol "MXEU."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra MSCI Europe
Investment Advisory Fees		0.75%
Other Expenses		2.30%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		3.05%
Fee Waiver/Reimbursement	[1]	(2.10%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra MSCI Europe	97	744	1,417	3,216

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 27.82%. The Index's highest June to June volatility rate during the five-year period was 46.1% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 2.63%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

•

Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra MSCI Europe | ProShares Ultra MSCI Europe
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	2.30%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	3.05%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.10%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	744
5 Years	rr_ExpenseExampleYear05	1,417
10 Years	rr_ExpenseExampleYear10	3,216
ProShares Ultra MSCI Europe
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading
Ultra MSCI Europe

Important Information About the Fund

ProShares Ultra MSCI Europe (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the MSCI Europe Index® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a free float-adjusted market capitalization-weighted Index that is designed to measure the equity market performance of the developed markets in Europe. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region. As of June 30, 2011, the Index consists of the following 16 developed market countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. As of June 30, 2011, the Index included companies with capitalizations between  $861.9 million and  $215 billion. The average capitalization of the companies comprising the Index was approximately  $16.4 billion. The Index is published under the Bloomberg ticker symbol "MXEU."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 27.82%. The Index's highest June to June volatility rate during the five-year period was 46.1% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 2.63%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

•

Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for a full calendar year

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

ProShares Ultra MSCI Pacific ex-Japan

Ultra MSCI Pacific ex-Japan

Important Information About the Fund

ProShares Ultra MSCI Pacific ex-Japan (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the MSCI Pacific Ex-Japan Index® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a free-float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in the eastern Pacific region, excluding Japan. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region. As of June 30, 2011, the Index consists of the following 4 developed market countries/cities: Australia, Hong Kong, New Zealand and Singapore. As of June 30, 2011, the Index included companies with capitalizations between  $949.3 million and  $150.6 billion. The average capitalization of the companies comprising the Index was approximately  $10.2 billion. The Index is published under the Bloomberg ticker symbol "MXPCJ."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra MSCI Pacific ex-Japan
Investment Advisory Fees		0.75%
Other Expenses		2.31%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		3.06%
Fee Waiver/Reimbursement	[1]	(2.11%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra MSCI Pacific ex-Japan	97	746	1,421	3,225

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 46.29% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 28.45%. The Index's highest June to June volatility rate during the five-year period was 46.79% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 10.74%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

•

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

•

Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra MSCI Pacific ex-Japan | ProShares Ultra MSCI Pacific ex-Japan
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	2.31%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	3.06%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.11%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	746
5 Years	rr_ExpenseExampleYear05	1,421
10 Years	rr_ExpenseExampleYear10	3,225
ProShares Ultra MSCI Pacific ex-Japan
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra MSCI Pacific ex-Japan

Important Information About the Fund

ProShares Ultra MSCI Pacific ex-Japan (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the MSCI Pacific Ex-Japan Index® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a free-float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in the eastern Pacific region, excluding Japan. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region. As of June 30, 2011, the Index consists of the following 4 developed market countries/cities: Australia, Hong Kong, New Zealand and Singapore. As of June 30, 2011, the Index included companies with capitalizations between  $949.3 million and  $150.6 billion. The average capitalization of the companies comprising the Index was approximately  $10.2 billion. The Index is published under the Bloomberg ticker symbol "MXPCJ."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 46.29% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 46.29% of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 28.45%. The Index's highest June to June volatility rate during the five-year period was 46.79% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 10.74%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

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Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate.

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Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

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Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

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Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for a full calendar year

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

ProShares Ultra MSCI Brazil

Ultra MSCI Brazil

Important Information About the Fund

ProShares Ultra MSCI Brazil (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the MSCI Brazil Index® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a free-float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region. As of June 30, 2011, the Index included companies with capitalizations between  $884.3 million and  $63.8 billion. The average capitalization of the companies comprising the Index was approximately  $7.4 billion. The Index is published under the Bloomberg ticker symbol "MXBR."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra MSCI Brazil
Investment Advisory Fees		0.75%
Other Expenses		0.95%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.70%
Fee Waiver/Reimbursement	[1]	(0.75%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra MSCI Brazil	97	462	853	1,946

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 25.02% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 42.18%. The Index's highest June to June volatility rate during the five-year period was 72.1% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 18.52%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

•

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

•

Geographic Concentration Risk — Because the Fund focuses its investments only in Brazil it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in Brazil and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra MSCI Brazil | ProShares Ultra MSCI Brazil
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.95%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.70%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	462
5 Years	rr_ExpenseExampleYear05	853
10 Years	rr_ExpenseExampleYear10	1,946
ProShares Ultra MSCI Brazil
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra MSCI Brazil

Important Information About the Fund

ProShares Ultra MSCI Brazil (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the MSCI Brazil Index® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a free-float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region. As of June 30, 2011, the Index included companies with capitalizations between  $884.3 million and  $63.8 billion. The average capitalization of the companies comprising the Index was approximately  $7.4 billion. The Index is published under the Bloomberg ticker symbol "MXBR."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

•

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 25.02% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 25.02% of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 42.18%. The Index's highest June to June volatility rate during the five-year period was 72.1% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 18.52%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

•

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

•

Geographic Concentration Risk — Because the Fund focuses its investments only in Brazil it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in Brazil and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for a full calendar year

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

ProShares Ultra FTSE China 25

Ultra FTSE China 25

Important Information About the Fund

ProShares Ultra FTSE China 25 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the FTSE China 25 Index® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange. As of June 30, 2011, the Index included companies with capitalizations between  $91.9 billion and  $2.4 trillion. The average capitalization of the companies comprising the Index was approximately  $100.0 billion. The Index is published under the Bloomberg ticker symbol "XIN0I."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra FTSE China 25
Investment Advisory Fees		0.75%
Other Expenses		0.52%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.27%
Fee Waiver/Reimbursement	[1]	(0.32%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra FTSE China 25	97	371	666	1,506

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial and energy industry groups, which comprised approximately 51.62% and 25.21%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 38.19%. The Index's highest June to June volatility rate during the five-year period was 60.89% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 13.37%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Energy Industry Risk — The Fund is subject to risks faced by companies in the energy sector to the same extent as the Index is so concentrated, including: effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; and risk for environmental damage claims. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

•

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

•

Geographic Concentration Risk — Because the Fund focuses its investments only in China it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in China and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 9/30/2010): 19.15% Worst Quarter (ended 6/30/2010): -13.21% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 1.61%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Ultra FTSE China 25		2.68%	13.32%	Jun 2, 2009
ProShares Ultra FTSE China 25 After Taxes on Distributions		2.68%	13.32%
ProShares Ultra FTSE China 25 After Taxes on Distributions and Sale of Shares		1.74%	11.38%
ProShares Ultra FTSE China 25 FTSE China 25 Index	[1]	3.45%	11.29%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra FTSE China 25 | ProShares Ultra FTSE China 25
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.27%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	371
5 Years	rr_ExpenseExampleYear05	666
10 Years	rr_ExpenseExampleYear10	1,506
Annual Return 2010	rr_AnnualReturn2010	2.68%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.21%)
One Year	rr_AverageAnnualReturnYear01	2.68%
Since Inception	rr_AverageAnnualReturnSinceInception	13.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 2, 2009
ProShares Ultra FTSE China 25 | ProShares Ultra FTSE China 25 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.68%
Since Inception	rr_AverageAnnualReturnSinceInception	13.32%
ProShares Ultra FTSE China 25 | ProShares Ultra FTSE China 25 | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.74%
Since Inception	rr_AverageAnnualReturnSinceInception	11.38%
ProShares Ultra FTSE China 25
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra FTSE China 25

Important Information About the Fund

ProShares Ultra FTSE China 25 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the FTSE China 25 Index® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange. As of June 30, 2011, the Index included companies with capitalizations between  $91.9 billion and  $2.4 trillion. The average capitalization of the companies comprising the Index was approximately  $100.0 billion. The Index is published under the Bloomberg ticker symbol "XIN0I."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial and energy industry groups, which comprised approximately 51.62% and 25.21%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial and energy industry groups, which comprised approximately 51.62% and 25.21%, respectively, of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 38.19%. The Index's highest June to June volatility rate during the five-year period was 60.89% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 13.37%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Energy Industry Risk — The Fund is subject to risks faced by companies in the energy sector to the same extent as the Index is so concentrated, including: effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; and risk for environmental damage claims. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

•

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

•

Geographic Concentration Risk — Because the Fund focuses its investments only in China it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in China and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 9/30/2010): 19.15% Worst Quarter (ended 6/30/2010): -13.21% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 1.61%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

ProShares Ultra FTSE China 25 | FTSE China 25 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.45%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	11.29%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Ultra MSCI Japan

Ultra MSCI Japan

Important Information About the Fund

ProShares Ultra MSCI Japan (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the MSCI Japan Index® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes 85% of free-float adjusted, market capitalization in each industry group in Japan. As of June 30, 2011, the Index included companies with capitalizations between  $979.3 million and  $112.7 billion. The average capitalization of the companies comprising the Index was approximately  $7.2 billion. The Index is published under the Bloomberg ticker symbol "MXJP."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra MSCI Japan
Investment Advisory Fees		0.75%
Other Expenses		1.12%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.87%
Fee Waiver/Reimbursement	[1]	(0.92%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra MSCI Japan	97	498	925	2,115

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 25.71%. The Index's highest June to June volatility rate during the five-year period was 39.51% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was -3.64%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

•

Geographic Concentration Risk — Because the Fund focuses its investments only in Japan it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in Japan and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 12/31/2010): 21.93% Worst Quarter (ended 6/30/2010): -22.04% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -9.93%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Ultra MSCI Japan		23.95%	18.10%	Jun 2, 2009
ProShares Ultra MSCI Japan After Taxes on Distributions		23.95%	18.10%
ProShares Ultra MSCI Japan After Taxes on Distributions and Sale of Shares		15.57%	15.49%
ProShares Ultra MSCI Japan MSCI Japan Index	[1]	15.59%	12.52%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra MSCI Japan | ProShares Ultra MSCI Japan
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	1.12%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.87%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.92%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	498
5 Years	rr_ExpenseExampleYear05	925
10 Years	rr_ExpenseExampleYear10	2,115
Annual Return 2010	rr_AnnualReturn2010	23.95%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(9.93%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.04%)
One Year	rr_AverageAnnualReturnYear01	23.95%
Since Inception	rr_AverageAnnualReturnSinceInception	18.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 2, 2009
ProShares Ultra MSCI Japan | ProShares Ultra MSCI Japan | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	23.95%
Since Inception	rr_AverageAnnualReturnSinceInception	18.10%
ProShares Ultra MSCI Japan | ProShares Ultra MSCI Japan | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.57%
Since Inception	rr_AverageAnnualReturnSinceInception	15.49%
ProShares Ultra MSCI Japan
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra MSCI Japan

Important Information About the Fund

ProShares Ultra MSCI Japan (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the MSCI Japan Index® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes 85% of free-float adjusted, market capitalization in each industry group in Japan. As of June 30, 2011, the Index included companies with capitalizations between  $979.3 million and  $112.7 billion. The average capitalization of the companies comprising the Index was approximately  $7.2 billion. The Index is published under the Bloomberg ticker symbol "MXJP."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 25.71%. The Index's highest June to June volatility rate during the five-year period was 39.51% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was -3.64%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

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Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate.

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Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

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Geographic Concentration Risk — Because the Fund focuses its investments only in Japan it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in Japan and subject to the related risks.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 12/31/2010): 21.93% Worst Quarter (ended 6/30/2010): -22.04% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -9.93%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

ProShares Ultra MSCI Japan | MSCI Japan Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.59%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	12.52%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Ultra MSCI Mexico Investable Market

Ultra MSCI Mexico Investable Market

Important Information About the Fund

ProShares Ultra MSCI Mexico Investable Market (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the MSCI Mexico Investable Market Index® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Mexican equity market by capturing 99% of the (publicly available) total market capitalization. Component companies must meet objective criteria for inclusion in the MSCI Mexico Investable Market Index, taking into consideration unavailable strategic shareholdings and limitations to foreign ownership. As of June 30, 2011, the Index included companies with capitalizations between  $74.3 million and  $52.6 billion. The average capitalization of the companies comprising the Index was approximately  $4.3 billion. The Index is published under the Bloomberg ticker symbol "MZMXI."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra MSCI Mexico Investable Market
Investment Advisory Fees		0.75%
Other Expenses		3.28%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		4.03%
Fee Waiver/Reimbursement	[1]	(3.08%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra MSCI Mexico Investable Market	97	944	1,807	4,040

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the telecommunications services and consumer staples industry groups, which comprised approximately 30.66% and 25.60%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 31.74%. The Index's highest June to June volatility rate during the five-year period was 53.79% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 10.86%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Consumer Goods Industry Risk — The Fund is subject to risks faced by companies in the consumer goods economic sector to the same extent as the Index is so concentrated, including: governmental regulation affecting the permissibility of using various food additives and production methods could affect profitability; new laws or litigation that may adversely affect tobacco companies; fads, marketing campaigns and other factors affecting supply and demand that may strongly affect securities prices and profitability of food, soft drink and fashion related products; and international events that may affect food and beverage companies that derive a substantial portion of their net income from foreign countries. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

•

Geographic Concentration Risk — Because the Fund focuses its investments only in Mexico it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in Mexico and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Telecommunications Industry Risk — The Fund is subject to risks faced by companies in the telecommunications economic sector to the same extent as the Index is so concentrated, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra MSCI Mexico Investable Market | ProShares Ultra MSCI Mexico Investable Market
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	3.28%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	4.03%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.08%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	944
5 Years	rr_ExpenseExampleYear05	1,807
10 Years	rr_ExpenseExampleYear10	4,040
ProShares Ultra MSCI Mexico Investable Market
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra MSCI Mexico Investable Market

Important Information About the Fund

ProShares Ultra MSCI Mexico Investable Market (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the MSCI Mexico Investable Market Index® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Mexican equity market by capturing 99% of the (publicly available) total market capitalization. Component companies must meet objective criteria for inclusion in the MSCI Mexico Investable Market Index, taking into consideration unavailable strategic shareholdings and limitations to foreign ownership. As of June 30, 2011, the Index included companies with capitalizations between  $74.3 million and  $52.6 billion. The average capitalization of the companies comprising the Index was approximately  $4.3 billion. The Index is published under the Bloomberg ticker symbol "MZMXI."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the telecommunications services and consumer staples industry groups, which comprised approximately 30.66% and 25.60%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the telecommunications services and consumer staples industry groups, which comprised approximately 30.66% and 25.60%, respectively, of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 31.74%. The Index's highest June to June volatility rate during the five-year period was 53.79% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 10.86%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Consumer Goods Industry Risk — The Fund is subject to risks faced by companies in the consumer goods economic sector to the same extent as the Index is so concentrated, including: governmental regulation affecting the permissibility of using various food additives and production methods could affect profitability; new laws or litigation that may adversely affect tobacco companies; fads, marketing campaigns and other factors affecting supply and demand that may strongly affect securities prices and profitability of food, soft drink and fashion related products; and international events that may affect food and beverage companies that derive a substantial portion of their net income from foreign countries. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

•

Geographic Concentration Risk — Because the Fund focuses its investments only in Mexico it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in Mexico and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Telecommunications Industry Risk — The Fund is subject to risks faced by companies in the telecommunications economic sector to the same extent as the Index is so concentrated, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for a full calendar year

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

ProShares Ultra 7-10 Year Treasury

Ultra 7-10 Year Treasury

Important Information About the Fund

ProShares Ultra 7-10 Year Treasury (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Barclays Capital U.S. 7-10 Year Treasury Bond Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC, are fixed rate, and have more than  $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes ("TINs"), U.S. Treasury inflation-protected securities ("TIPs"), state and local government bonds ("SLGs"), and coupon issues that have been stripped from assets already included. The Index is published under the Bloomberg ticker symbol "LT09TRUU."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra 7-10 Year Treasury
Investment Advisory Fees		0.75%
Other Expenses		0.88%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.63%
Fee Waiver/Reimbursement	[1]	(0.68%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra 7-10 Year Treasury	97	448	822	1,876

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 314% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in U.S. government securities and derivatives, that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in U.S. government securities or derivatives will typically by held in money market instruments.

•

U.S. Government Debt Securities — The Fund invests in U.S. government securities, which are issued by the U.S. government or one of its agencies or instrumentalities, including U.S. Treasury securities. Some, but not all U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in debt in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security or instrument, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to its Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 7.83%. The Index's highest June to June volatility rate during the five-year period was 11.07% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 7.8%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in the Fund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than securities issued by and guaranteed as to principal and interest by the U.S. government.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Risk — The Fund is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra 7-10 Year Treasury | ProShares Ultra 7-10 Year Treasury
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.88%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.63%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	448
5 Years	rr_ExpenseExampleYear05	822
10 Years	rr_ExpenseExampleYear10	1,876
ProShares Ultra 7-10 Year Treasury
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra 7-10 Year Treasury

Important Information About the Fund

ProShares Ultra 7-10 Year Treasury (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Barclays Capital U.S. 7-10 Year Treasury Bond Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC, are fixed rate, and have more than  $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes ("TINs"), U.S. Treasury inflation-protected securities ("TIPs"), state and local government bonds ("SLGs"), and coupon issues that have been stripped from assets already included. The Index is published under the Bloomberg ticker symbol "LT09TRUU."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 314% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	314.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in U.S. government securities and derivatives, that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in U.S. government securities or derivatives will typically by held in money market instruments.

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U.S. Government Debt Securities — The Fund invests in U.S. government securities, which are issued by the U.S. government or one of its agencies or instrumentalities, including U.S. Treasury securities. Some, but not all U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in debt in order to gain leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security or instrument, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to its Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 7.83%. The Index's highest June to June volatility rate during the five-year period was 11.07% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 7.8%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in the Fund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than securities issued by and guaranteed as to principal and interest by the U.S. government.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

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Market Risk — The Fund is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for a full calendar year

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

ProShares Ultra 20+ Year Treasury

Ultra 20+ Year Treasury

Important Information About the Fund

ProShares Ultra 20+ Year Treasury (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Barclays Capital U.S. 20+ Year Treasury Bond Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC, are fixed rate, and have more than  $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes ("TINs"), U.S. Treasury inflation protected securities ("TIPs"), state and local government series bonds ("SLGs"), and coupon issues that have been stripped from assets already included. The Index is published under the Bloomberg ticker symbol "LT11TRUU."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra 20+ Year Treasury
Investment Advisory Fees		0.75%
Other Expenses		0.67%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.42%
Fee Waiver/Reimbursement	[1]	(0.47%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra 20+ Year Treasury	97	403	732	1,661

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 79% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in U.S. government securities and derivatives, that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in U.S. government securities or derivatives will typically by held in money market instruments.

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U.S. Government Debt Securities — The Fund invests in U.S. government securities, which are issued by the U.S. government or one of its agencies or instrumentalities, including U.S. Treasury securities. Some, but not all U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in debt in order to gain leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security or instrument, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to its Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 15.32%. The Index's highest June to June volatility rate during the five-year period was 21.5% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 6.79%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in the Fund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than securities issued by and guaranteed as to principal and interest by the U.S. government.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Risk — The Fund is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra 20+ Year Treasury | ProShares Ultra 20+ Year Treasury
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.42%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	403
5 Years	rr_ExpenseExampleYear05	732
10 Years	rr_ExpenseExampleYear10	1,661
ProShares Ultra 20+ Year Treasury
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra 20+ Year Treasury

Important Information About the Fund

ProShares Ultra 20+ Year Treasury (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Barclays Capital U.S. 20+ Year Treasury Bond Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC, are fixed rate, and have more than  $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes ("TINs"), U.S. Treasury inflation protected securities ("TIPs"), state and local government series bonds ("SLGs"), and coupon issues that have been stripped from assets already included. The Index is published under the Bloomberg ticker symbol "LT11TRUU."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 79% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in U.S. government securities and derivatives, that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in U.S. government securities or derivatives will typically by held in money market instruments.

•

U.S. Government Debt Securities — The Fund invests in U.S. government securities, which are issued by the U.S. government or one of its agencies or instrumentalities, including U.S. Treasury securities. Some, but not all U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in debt in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security or instrument, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to its Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 15.32%. The Index's highest June to June volatility rate during the five-year period was 21.5% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 6.79%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in the Fund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than securities issued by and guaranteed as to principal and interest by the U.S. government.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Risk — The Fund is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for a full calendar year

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

ProShares Ultra High Yield

Ultra High Yield

Important Information About the Fund

ProShares Ultra High Yield (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Markit iBoxx  $ Liquid High Yield Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated high yield corporate bonds for sale within the United States by means of including the most liquid high yield corporate bonds available as determined by the index provider. Currently, the bonds eligible for inclusion in the Index include U.S. dollar-denominated, corporate bonds for sale in the United States that are issued by companies domiciled in the U.S., Bermuda, Canada, Cayman Islands, Western Europe or Japan; are rated sub-investment grade by Moody's Investors Service, Inc., Fitch, Inc. or Standard and Poor's Financial Services, LLC; are from issuers with at least  $1 billion par outstanding; have at least  $400 million of outstanding face value; and are between three and fifteen years to maturity. There is no limit to the number of issues in the Index. Index rebalances occur monthly. The Index is published under the Bloomberg ticker symbol "IBOXHY." The percentage change of the Fund's NAV each day may differ, perhaps significantly, from twice (2x) the percentage change of the Index on such day. This is due primarily to (a) the impact of a limited trading market in the component Index bonds on the calculation of the Index, and (b) the time difference in calculation of the Index (3:00 p.m.) and valuation of the Fund (4:00 p.m.).

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra High Yield
Investment Advisory Fees		0.75%
Other Expenses	[1]	5.35%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		6.10%
Fee Waiver/Reimbursement	[2]	(5.15%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years
ProShares Ultra High Yield	97	1,352

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the period from April 13, 2011 (the Fund's inception date) to May 31, 2011, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in debt in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure directly or indirectly to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to its Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 7.13%. The Index's highest June to June volatility rate during the five-year period was 13.53% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 7.22%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The percentage change of the Fund's NAV each day may differ, perhaps significantly, from twice (2x) the percentage change of the Index on such day. This is due primarily to (a) the impact of a limited trading market in the component Index bonds on the calculation of the Index, and (b) the time difference in calculation of the Index (3:00 pm) and the valuation of the Fund (4:00 pm).

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all bonds in the Index, or its weighting of investment exposure to such bonds may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in the Fund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than securities issued by and guaranteed as to principal and interest by the U.S. government. High yield fixed-income securities are considered to be speculative and may have a greater risk of default than other types of debt instruments.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) differences in securities settlement practices; ii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iii) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; iv) potentially higher brokerage commissions; v) the possibility that a foreign government may withhold portions of interest and dividends at the source; vi) taxation of income earned in foreign countries or other foreign taxes imposed; vii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; viii) less publicly available information about foreign issuers; and ix) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies.

Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

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High Yield Risk — Investment in or exposure to high yield (lower rated) debt instruments (also known as "junk bonds") may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish the Fund's ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. High yield debt instruments may also present risks based on payment expectations. For example, these instruments may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a security is in default with respect to interest or principal payments, the issuer's security could lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect the Fund's performance.

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Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

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Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Risk — The Fund is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). The level of the Index is typically computed at 3:00 p.m. (Eastern time). As a result, the daily performance of the Fund may vary, perhaps significantly, from the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra High Yield | ProShares Ultra High Yield
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	5.35%	[1]
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	6.10%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.15%)	[2]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	1,352
ProShares Ultra High Yield
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra High Yield

Important Information About the Fund

ProShares Ultra High Yield (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Markit iBoxx  $ Liquid High Yield Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated high yield corporate bonds for sale within the United States by means of including the most liquid high yield corporate bonds available as determined by the index provider. Currently, the bonds eligible for inclusion in the Index include U.S. dollar-denominated, corporate bonds for sale in the United States that are issued by companies domiciled in the U.S., Bermuda, Canada, Cayman Islands, Western Europe or Japan; are rated sub-investment grade by Moody's Investors Service, Inc., Fitch, Inc. or Standard and Poor's Financial Services, LLC; are from issuers with at least  $1 billion par outstanding; have at least  $400 million of outstanding face value; and are between three and fifteen years to maturity. There is no limit to the number of issues in the Index. Index rebalances occur monthly. The Index is published under the Bloomberg ticker symbol "IBOXHY." The percentage change of the Fund's NAV each day may differ, perhaps significantly, from twice (2x) the percentage change of the Index on such day. This is due primarily to (a) the impact of a limited trading market in the component Index bonds on the calculation of the Index, and (b) the time difference in calculation of the Index (3:00 p.m.) and valuation of the Fund (4:00 p.m.).

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the period from April 13, 2011 (the Fund's inception date) to May 31, 2011, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in debt in order to gain leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure directly or indirectly to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to its Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 7.13%. The Index's highest June to June volatility rate during the five-year period was 13.53% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 7.22%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The percentage change of the Fund's NAV each day may differ, perhaps significantly, from twice (2x) the percentage change of the Index on such day. This is due primarily to (a) the impact of a limited trading market in the component Index bonds on the calculation of the Index, and (b) the time difference in calculation of the Index (3:00 pm) and the valuation of the Fund (4:00 pm).

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all bonds in the Index, or its weighting of investment exposure to such bonds may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in the Fund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than securities issued by and guaranteed as to principal and interest by the U.S. government. High yield fixed-income securities are considered to be speculative and may have a greater risk of default than other types of debt instruments.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) differences in securities settlement practices; ii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iii) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; iv) potentially higher brokerage commissions; v) the possibility that a foreign government may withhold portions of interest and dividends at the source; vi) taxation of income earned in foreign countries or other foreign taxes imposed; vii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; viii) less publicly available information about foreign issuers; and ix) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies.

Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

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High Yield Risk — Investment in or exposure to high yield (lower rated) debt instruments (also known as "junk bonds") may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish the Fund's ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. High yield debt instruments may also present risks based on payment expectations. For example, these instruments may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a security is in default with respect to interest or principal payments, the issuer's security could lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect the Fund's performance.

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Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

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Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

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Market Risk — The Fund is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

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Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). The level of the Index is typically computed at 3:00 p.m. (Eastern time). As a result, the daily performance of the Fund may vary, perhaps significantly, from the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for a full calendar year

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

ProShares Ultra Investment Grade Corporate

Ultra Investment Grade Corporate

Important Information About the Fund

ProShares Ultra Investment Grade Corporate (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Markit iBoxx  $ Liquid Investment Grade Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated investment grade corporate bonds publicly offered in the United States by means of including the most liquid investment grade corporate bonds available as determined by the index provider. Currently, the bonds eligible for inclusion in the Index include U.S. dollar-denominated corporate bonds publicly offered in the United States that are issued by companies domiciled in the U.S., Bermuda, Canada, Cayman Islands, Western Europe or Japan; are rated investment grade by Moody's Investors Service, Inc., Fitch, Inc. or Standard and Poor's Financial Services, LLC; are from issuers with at least  $3 billion par outstanding; have at least  $750 million of outstanding face value; and have at least three years remaining to maturity. There is no limit to the number of issues in the Index. Index rebalances occur monthly. The Index is published under the Bloomberg ticker symbol "IBOXIG."

The percentage change of the Fund's NAV each day may differ, perhaps significantly, from twice (2x) the percentage change of the Index on such day. This is due primarily to (a) the impact of a limited trading market in the component Index bonds on the calculation of the Index, and (b) the time difference in calculation of the Index (3:00 p.m.) and valuation of the Fund (4:00 p.m.).

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra Investment Grade Corporate
Investment Advisory Fees		0.75%
Other Expenses	[1]	4.99%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		5.74%
Fee Waiver/Reimbursement	[2]	(4.79%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years
ProShares Ultra Investment Grade Corporate	97	1,283

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the period from April 13, 2011 (the Fund's inception date) to May 31, 2011, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in debt in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index . The Fund may gain exposure directly or indirectly to only a representative sample of the securities in the underlying Index, which is intended to have aggregate characteristics similar to those of the underlying Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to its underlying Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value (NAV) to the time of the Fund's next NAV calculation.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 6.22%. The Index's highest June to June volatility rate during the five-year period was 11.49% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 7.3%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The percentage change of the Fund's NAV each day may differ, perhaps significantly, from twice (2x) the percentage change of the Index on such day. This is due primarily to (a) the impact of a limited trading market in the component Index bonds on the calculation of the Index, and (b) the time difference in calculation of the Index (3:00 pm) and the valuation of the Fund (4:00 pm).

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests.

The Fund may not have investment exposure to all bonds in the Index, or its weighting of investment exposure to such bonds may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in the Fund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than securities issued by and guaranteed as to principal and interest by the U.S. government.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) differences in securities settlement practices; ii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iii) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; iv) potentially higher brokerage commissions; v) the possibility that a foreign government may withhold portions of interest and dividends at the source; vi) taxation of income earned in foreign countries or other foreign taxes imposed; vii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; viii) less publicly available information about foreign issuers; and ix) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies.

Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

•

Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

•

Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Risk — The Fund is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). The level of the Index is typically computed at 3:00 p.m. (Eastern time). As a result, the daily performance of the Fund may vary, perhaps significantly, from the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra Investment Grade Corporate | ProShares Ultra Investment Grade Corporate
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	4.99%	[1]
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	5.74%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.79%)	[2]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	1,283
ProShares Ultra Investment Grade Corporate
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra Investment Grade Corporate

Important Information About the Fund

ProShares Ultra Investment Grade Corporate (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Markit iBoxx  $ Liquid Investment Grade Index (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated investment grade corporate bonds publicly offered in the United States by means of including the most liquid investment grade corporate bonds available as determined by the index provider. Currently, the bonds eligible for inclusion in the Index include U.S. dollar-denominated corporate bonds publicly offered in the United States that are issued by companies domiciled in the U.S., Bermuda, Canada, Cayman Islands, Western Europe or Japan; are rated investment grade by Moody's Investors Service, Inc., Fitch, Inc. or Standard and Poor's Financial Services, LLC; are from issuers with at least  $3 billion par outstanding; have at least  $750 million of outstanding face value; and have at least three years remaining to maturity. There is no limit to the number of issues in the Index. Index rebalances occur monthly. The Index is published under the Bloomberg ticker symbol "IBOXIG."

The percentage change of the Fund's NAV each day may differ, perhaps significantly, from twice (2x) the percentage change of the Index on such day. This is due primarily to (a) the impact of a limited trading market in the component Index bonds on the calculation of the Index, and (b) the time difference in calculation of the Index (3:00 p.m.) and valuation of the Fund (4:00 p.m.).

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the period from April 13, 2011 (the Fund's inception date) to May 31, 2011, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in debt in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index . The Fund may gain exposure directly or indirectly to only a representative sample of the securities in the underlying Index, which is intended to have aggregate characteristics similar to those of the underlying Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to its underlying Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value (NAV) to the time of the Fund's next NAV calculation.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 6.22%. The Index's highest June to June volatility rate during the five-year period was 11.49% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 7.3%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The percentage change of the Fund's NAV each day may differ, perhaps significantly, from twice (2x) the percentage change of the Index on such day. This is due primarily to (a) the impact of a limited trading market in the component Index bonds on the calculation of the Index, and (b) the time difference in calculation of the Index (3:00 pm) and the valuation of the Fund (4:00 pm).

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests.

The Fund may not have investment exposure to all bonds in the Index, or its weighting of investment exposure to such bonds may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in the Fund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than securities issued by and guaranteed as to principal and interest by the U.S. government.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) differences in securities settlement practices; ii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iii) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; iv) potentially higher brokerage commissions; v) the possibility that a foreign government may withhold portions of interest and dividends at the source; vi) taxation of income earned in foreign countries or other foreign taxes imposed; vii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; viii) less publicly available information about foreign issuers; and ix) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies.

Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

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Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

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Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Risk — The Fund is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

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Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). The level of the Index is typically computed at 3:00 p.m. (Eastern time). As a result, the daily performance of the Fund may vary, perhaps significantly, from the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for a full calendar year

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

ProShares Ultra TIPs

Ultra TIPS

Important Information About the Fund

ProShares Ultra TIPS (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes all publicly issued, U.S. Treasury inflation protected securities ("TIPS") that have at least one year remaining maturity, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by S&P), are fixed rate, and have more than  $250 million or more par value outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria and the securities of the Index are updated on the last calendar day of each month. TIPS are the inflation indexed bonds issued by the U.S. Treasury. The principal is adjusted by a designated inflation index, such as the consumer price index, the commonly used measure of inflation. The coupon rate is constant, but generates a different amount of interest when multiplied by the inflation-adjusted principal, thus protecting the holder against inflation. The Index is published under the Bloomberg ticker symbol "LBUTTRUU."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra TIPs
Investment Advisory Fees		0.75%
Other Expenses	[1]	0.43%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.18%
Fee Waiver/Reimbursement	[2]	(0.23%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years
ProShares Ultra TIPs	97	352

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in U.S. government securities and derivatives, that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in U.S. government securities or derivatives will typically by held in money market instruments.

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U.S. Government Debt Securities — The Fund invests in U.S. government securities, which are issued by the U.S. government or one of its agencies or instrumentalities, including U.S. Treasury securities. Some, but not all U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in debt in order to gain leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security or instrument, other than for cash management purposes nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to its Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 7.2%. The Index's highest June to June volatility rate during the five-year period was 11.16% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 6.9%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than securities issued by and guaranteed as to principal and interest by the U.S. government. Unlike conventional bonds, the principal or interest of inflation-linked securities such as TIPS is adjusted periodically to a specified rate of inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Inflation-Indexed Security Risk — The value of an inflation-indexed security (such as TIPS) tends to decrease when real interest rates increase, and tend to increase when real interest rates decrease. Real interest rates are generally measured as a nominal interest rate less an inflation rate. As such, investors should be aware that an investment in TIPS over a particular timeframe may decrease in value due to falling real rates even in an inflationary environment.

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Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Risk — The Fund is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra TIPs | ProShares Ultra TIPs
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.43%	[1]
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.18%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	352
ProShares Ultra TIPs
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra TIPS

Important Information About the Fund

ProShares Ultra TIPS (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes all publicly issued, U.S. Treasury inflation protected securities ("TIPS") that have at least one year remaining maturity, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by S&P), are fixed rate, and have more than  $250 million or more par value outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria and the securities of the Index are updated on the last calendar day of each month. TIPS are the inflation indexed bonds issued by the U.S. Treasury. The principal is adjusted by a designated inflation index, such as the consumer price index, the commonly used measure of inflation. The coupon rate is constant, but generates a different amount of interest when multiplied by the inflation-adjusted principal, thus protecting the holder against inflation. The Index is published under the Bloomberg ticker symbol "LBUTTRUU."

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in U.S. government securities and derivatives, that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in U.S. government securities or derivatives will typically by held in money market instruments.

•

U.S. Government Debt Securities — The Fund invests in U.S. government securities, which are issued by the U.S. government or one of its agencies or instrumentalities, including U.S. Treasury securities. Some, but not all U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in debt in order to gain leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security or instrument, other than for cash management purposes nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to its Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 7.2%. The Index's highest June to June volatility rate during the five-year period was 11.16% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 6.9%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than securities issued by and guaranteed as to principal and interest by the U.S. government. Unlike conventional bonds, the principal or interest of inflation-linked securities such as TIPS is adjusted periodically to a specified rate of inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Inflation-Indexed Security Risk — The value of an inflation-indexed security (such as TIPS) tends to decrease when real interest rates increase, and tend to increase when real interest rates decrease. Real interest rates are generally measured as a nominal interest rate less an inflation rate. As such, investors should be aware that an investment in TIPS over a particular timeframe may decrease in value due to falling real rates even in an inflationary environment.

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Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Risk — The Fund is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for a full calendar year

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

ProShares Short QQQ

Short QQQ

Important Information About the Fund

ProShares Short QQQ (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the NASDAQ-100 Index® (the "Index") for that period. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index, a modified market capitalization—weighted index, includes 100 of the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. As of June 30, 2011, the Index included companies with capitalizations between  $4.4 billion and  $310.4 billion. The average capitalization of the companies comprising the Index was approximately  $28 billion. The Index is published under the Bloomberg ticker symbol "NDX."

The Fund is different from most exchange-traded funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Short QQQ
Investment Advisory Fees		0.75%
Other Expenses		0.31%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.06%
Fee Waiver/Reimbursement	[1]	(0.11%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Short QQQ	97	326	574	1,284

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

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Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the technology and communications industry groups, which comprised approximately 45.74% and 29.73%, respectively, of the market capitalization of the Index.

The Fund will not directly short the securities of issuers contained in the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return the same as or more than the inverse performance (-1x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse performance (-1x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-100% One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 26.37%. The Index's highest June to June volatility rate during the five-year period was 44.82% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 8.77%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -1x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of the inverse (-1x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises — a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Technology Industry Risk — The Fund is subject to risks faced by companies in the technology industry to the same extent as the Index is so concentrated. Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industries as a whole. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse (-1x) of the Index, such occurrences may introduce more volatility to the Fund.

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Telecommunications Industry Risk — The Fund is subject to risks faced by companies in the telecommunications economic sector to the same extent as the Index is so concentrated, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 12/31/2008): 17.51% Worst Quarter (ended 6/30/2009): -17.86% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -6.57%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Short QQQ		(20.60%)	(11.91%)	Jun 19, 2006
ProShares Short QQQ After Taxes on Distributions		(20.60%)	(12.75%)
ProShares Short QQQ After Taxes on Distributions and Sale of Shares		(13.39%)	(10.00%)
ProShares Short QQQ NASDAQ-100 Index	[1]	20.14%	8.89%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse results (i.e., -1x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Short QQQ | ProShares Short QQQ
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.06%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	326
5 Years	rr_ExpenseExampleYear05	574
10 Years	rr_ExpenseExampleYear10	1,284
Annual Return 2007	rr_AnnualReturn2007	(11.34%)
Annual Return 2008	rr_AnnualReturn2008	46.77%
Annual Return 2009	rr_AnnualReturn2009	(40.30%)
Annual Return 2010	rr_AnnualReturn2010	(20.60%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(6.57%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.86%)
One Year	rr_AverageAnnualReturnYear01	(20.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	(11.91%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 2006
ProShares Short QQQ | ProShares Short QQQ | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(20.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	(12.75%)
ProShares Short QQQ | ProShares Short QQQ | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	(10.00%)
ProShares Short QQQ
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Short QQQ

Important Information About the Fund

ProShares Short QQQ (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the NASDAQ-100 Index® (the "Index") for that period. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index, a modified market capitalization—weighted index, includes 100 of the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. As of June 30, 2011, the Index included companies with capitalizations between  $4.4 billion and  $310.4 billion. The average capitalization of the companies comprising the Index was approximately  $28 billion. The Index is published under the Bloomberg ticker symbol "NDX."

The Fund is different from most exchange-traded funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

¡

Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the technology and communications industry groups, which comprised approximately 45.74% and 29.73%, respectively, of the market capitalization of the Index.

The Fund will not directly short the securities of issuers contained in the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return the same as or more than the inverse performance (-1x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse performance (-1x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-100% One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 26.37%. The Index's highest June to June volatility rate during the five-year period was 44.82% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 8.77%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -1x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of the inverse (-1x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises — a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Technology Industry Risk — The Fund is subject to risks faced by companies in the technology industry to the same extent as the Index is so concentrated. Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industries as a whole. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse (-1x) of the Index, such occurrences may introduce more volatility to the Fund.

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Telecommunications Industry Risk — The Fund is subject to risks faced by companies in the telecommunications economic sector to the same extent as the Index is so concentrated, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 12/31/2008): 17.51% Worst Quarter (ended 6/30/2009): -17.86% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -6.57%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse results (i.e., -1x). Shareholders should actively monitor their investments.

ProShares Short QQQ | NASDAQ-100 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	20.14%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	8.89%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Short Dow30

Short Dow30

Important Information About the Fund

ProShares Short Dow30 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Dow Jones Industrial AverageSM (the "Index") for that period. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no predetermined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors and accurately represent the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks, instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component's core business. When such an event necessitates that one component be replaced, the entire Index is reviewed. As of June 30, 2011, the Index included companies with capitalizations between  $16.9 billion and  $400.9 billion. The average capitalization of the companies comprising the Index was approximately  $125.2 billion. The Index is published under the Bloomberg ticker symbol "INDU."

The Fund is different from most exchange-traded funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Short Dow30
Investment Advisory Fees		0.75%
Other Expenses		0.24%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		0.99%
Fee Waiver/Reimbursement	[1]	(0.04%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Short Dow30	97	311	543	1,209

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

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Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return the same as or more than the inverse performance (-1x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse performance (-1x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-100% One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 22.82%. The Index's highest June to June volatility rate during the five-year period was 41.28% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 4.96%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -1x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of the inverse (-1x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 12/31/2008): 10.99% Worst Quarter (ended 9/30/2009): -14.37% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -8.97%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Short Dow30		(15.25%)	(5.97%)	Jun 19, 2006
ProShares Short Dow30 After Taxes on Distributions		(15.25%)	(7.20%)
ProShares Short Dow30 After Taxes on Distributions and Sale of Shares		(9.91%)	(5.49%)
ProShares Short Dow30 Dow Jones Industrial Average	[1]	14.06%	4.02%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse results (i.e., -1x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Short Dow30 | ProShares Short Dow30
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	0.99%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	311
5 Years	rr_ExpenseExampleYear05	543
10 Years	rr_ExpenseExampleYear10	1,209
Annual Return 2007	rr_AnnualReturn2007	(1.50%)
Annual Return 2008	rr_AnnualReturn2008	30.87%
Annual Return 2009	rr_AnnualReturn2009	(23.69%)
Annual Return 2010	rr_AnnualReturn2010	(15.25%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(8.97%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.37%)
One Year	rr_AverageAnnualReturnYear01	(15.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.97%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 2006
ProShares Short Dow30 | ProShares Short Dow30 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(15.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.20%)
ProShares Short Dow30 | ProShares Short Dow30 | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(9.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.49%)
ProShares Short Dow30
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Short Dow30

Important Information About the Fund

ProShares Short Dow30 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Dow Jones Industrial AverageSM (the "Index") for that period. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no predetermined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors and accurately represent the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks, instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component's core business. When such an event necessitates that one component be replaced, the entire Index is reviewed. As of June 30, 2011, the Index included companies with capitalizations between  $16.9 billion and  $400.9 billion. The average capitalization of the companies comprising the Index was approximately  $125.2 billion. The Index is published under the Bloomberg ticker symbol "INDU."

The Fund is different from most exchange-traded funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

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Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return the same as or more than the inverse performance (-1x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse performance (-1x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-100% One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 22.82%. The Index's highest June to June volatility rate during the five-year period was 41.28% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 4.96%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -1x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of the inverse (-1x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 12/31/2008): 10.99% Worst Quarter (ended 9/30/2009): -14.37% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -8.97%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse results (i.e., -1x). Shareholders should actively monitor their investments.

ProShares Short Dow30 | Dow Jones Industrial Average
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.06%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.02%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Short S&P500

Short S&P500

Important Information About the Fund

ProShares Short S&P500 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the S&P 500® (the "Index") for that period. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability. As of June 30, 2011, the Index included companies with capitalizations between  $1.4 billion and  $400.9 billion. The average capitalization of the companies comprising the Index was approximately  $25.2 billion. The Index is published under the Bloomberg ticker symbol "SPX."

The Fund is different from most exchange-traded funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Short S&P500
Investment Advisory Fees		0.75%
Other Expenses		0.15%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		0.90%
Fee Waiver/Reimbursement	[1]	none
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.90%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Short S&P500	92	287	498	1,108

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

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Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return the same as or more than the inverse performance (-1x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse performance (-1x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-100% One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 25.06%. The Index's highest June to June volatility rate during the five-year period was 45.47% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 2.94%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -1x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of the inverse (-1x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 12/31/2008): 14.48% Worst Quarter (ended 6/30/2009): -15.40% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -6.79%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Short S&P500		(16.50%)	(5.44%)	Jun 19, 2006
ProShares Short S&P500 After Taxes on Distributions		(16.50%)	(6.93%)
ProShares Short S&P500 After Taxes on Distributions and Sale of Shares		(10.72%)	(5.14%)
ProShares Short S&P500 S&P 500	[1]	15.06%	2.48%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse results (i.e., -1x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Short S&P500 | ProShares Short S&P500
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	0.90%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	287
5 Years	rr_ExpenseExampleYear05	498
10 Years	rr_ExpenseExampleYear10	1,108
Annual Return 2007	rr_AnnualReturn2007	1.31%
Annual Return 2008	rr_AnnualReturn2008	38.81%
Annual Return 2009	rr_AnnualReturn2009	(27.07%)
Annual Return 2010	rr_AnnualReturn2010	(16.50%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(6.79%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.40%)
One Year	rr_AverageAnnualReturnYear01	(16.50%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.44%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 2006
ProShares Short S&P500 | ProShares Short S&P500 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(16.50%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.93%)
ProShares Short S&P500 | ProShares Short S&P500 | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(10.72%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.14%)
ProShares Short S&P500
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Short S&P500

Important Information About the Fund

ProShares Short S&P500 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the S&P 500® (the "Index") for that period. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability. As of June 30, 2011, the Index included companies with capitalizations between  $1.4 billion and  $400.9 billion. The average capitalization of the companies comprising the Index was approximately  $25.2 billion. The Index is published under the Bloomberg ticker symbol "SPX."

The Fund is different from most exchange-traded funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

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Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return the same as or more than the inverse performance (-1x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse performance (-1x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-100% One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 25.06%. The Index's highest June to June volatility rate during the five-year period was 45.47% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 2.94%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -1x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of the inverse (-1x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 12/31/2008): 14.48% Worst Quarter (ended 6/30/2009): -15.40% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -6.79%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse results (i.e., -1x). Shareholders should actively monitor their investments.

ProShares Short S&P500 | S&P 500
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.06%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.48%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Short MidCap400

Short MidCap400

Important Information About the Fund

ProShares Short MidCap400 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the S&P MidCap400® (the "Index") for that period. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability. As of June 30, 2011, the Index included companies with capitalizations between  $517.9 million and  $13.4 billion. The average capitalization of the companies comprising the Index was approximately  $3.1 billion. The Index is published under the Bloomberg ticker symbol "MID."

The Fund is different from most exchange-traded funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Short MidCap400
Investment Advisory Fees		0.75%
Other Expenses		0.50%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.25%
Fee Waiver/Reimbursement	[1]	(0.30%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Short MidCap400	97	367	657	1,485

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

¡

Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return the same as or more than the inverse performance (-1x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse performance (-1x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-100% One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 27.7%. The Index's highest June to June volatility rate during the five-year period was 49.65% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 6.59%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over-or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -1x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of the inverse (-1x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises — a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (1ended 12/31/2008): 17.18% Worst Quarter (ended 6/30/2009): -18.42% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -9.33%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Short MidCap400		(25.08%)	(10.66%)	Jun 19, 2006
ProShares Short MidCap400 After Taxes on Distributions		(25.08%)	(12.16%)
ProShares Short MidCap400 After Taxes on Distributions and Sale of Shares		(16.30%)	(9.15%)
ProShares Short MidCap400 S&P MidCap400	[1]	26.64%	6.52%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse results (i.e., -1x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Short MidCap400 | ProShares Short MidCap400
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.25%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	367
5 Years	rr_ExpenseExampleYear05	657
10 Years	rr_ExpenseExampleYear10	1,485
Annual Return 2007	rr_AnnualReturn2007	(1.24%)
Annual Return 2008	rr_AnnualReturn2008	33.56%
Annual Return 2009	rr_AnnualReturn2009	(35.10%)
Annual Return 2010	rr_AnnualReturn2010	(25.08%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(9.33%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.42%)
One Year	rr_AverageAnnualReturnYear01	(25.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	(10.66%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 2006
ProShares Short MidCap400 | ProShares Short MidCap400 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(25.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	(12.16%)
ProShares Short MidCap400 | ProShares Short MidCap400 | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(16.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.15%)
ProShares Short MidCap400
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Short MidCap400

Important Information About the Fund

ProShares Short MidCap400 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the S&P MidCap400® (the "Index") for that period. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability. As of June 30, 2011, the Index included companies with capitalizations between  $517.9 million and  $13.4 billion. The average capitalization of the companies comprising the Index was approximately  $3.1 billion. The Index is published under the Bloomberg ticker symbol "MID."

The Fund is different from most exchange-traded funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

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Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return the same as or more than the inverse performance (-1x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse performance (-1x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-100% One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 27.7%. The Index's highest June to June volatility rate during the five-year period was 49.65% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 6.59%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over-or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -1x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of the inverse (-1x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises — a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (1ended 12/31/2008): 17.18% Worst Quarter (ended 6/30/2009): -18.42% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -9.33%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse results (i.e., -1x). Shareholders should actively monitor their investments.

ProShares Short MidCap400 | S&P MidCap400
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.64%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	6.52%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Short SmallCap600

ProShares Short SmallCap600

Important Information About the Fund

ProShares Short SmallCap600 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the S&P SmallCap 600® (the "Index") for that period. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors criteria such as liquidity, price, market capitalization, financial viability and public float. As of June 30, 2011, the Index included companies with capitalizations between  $52.3 million and  $5.2 billion. The average capitalization of the companies comprising the Index was approximately  $908.9 million. The Index is published under the Bloomberg ticker symbol "SML."

The Fund is different from most exchange-traded funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Short SmallCap600
Investment Advisory Fees		0.75%
Other Expenses		0.45%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.20%
Fee Waiver/Reimbursement	[1]	(0.25%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Short SmallCap600	97	356	636	1,432

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return the same as or more than the inverse performance (-1x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse performance (-1x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-100% One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 29.54%. The Index's highest June to June volatility rate during the five-year period was 50.78% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 4.61%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -1x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of the inverse (-1x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises — a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 12/31/2008): 16.63% Worst Quarter (ended 6/30/2009): -20.73% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -9.03%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Short SmallCap600		(26.17%)	(9.91%)	Jan 23, 2007
ProShares Short SmallCap600 After Taxes on Distributions		(26.17%)	(13.21%)
ProShares Short SmallCap600 After Taxes on Distributions and Sale of Shares		(17.01%)	(9.07%)
ProShares Short SmallCap600 S&P SmallCap 600	[1]	26.31%	2.20%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse results (i.e., -1x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Short SmallCap600 | ProShares Short SmallCap600
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.20%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	356
5 Years	rr_ExpenseExampleYear05	636
10 Years	rr_ExpenseExampleYear10	1,432
Annual Return 2008	rr_AnnualReturn2008	23.00%
Annual Return 2009	rr_AnnualReturn2009	(30.67%)
Annual Return 2010	rr_AnnualReturn2010	(26.17%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(9.03%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.73%)
One Year	rr_AverageAnnualReturnYear01	(26.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.91%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 23, 2007
ProShares Short SmallCap600 | ProShares Short SmallCap600 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(26.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	(13.21%)
ProShares Short SmallCap600 | ProShares Short SmallCap600 | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(17.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.07%)
ProShares Short SmallCap600
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ProShares Short SmallCap600

Important Information About the Fund

ProShares Short SmallCap600 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the S&P SmallCap 600® (the "Index") for that period. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors criteria such as liquidity, price, market capitalization, financial viability and public float. As of June 30, 2011, the Index included companies with capitalizations between  $52.3 million and  $5.2 billion. The average capitalization of the companies comprising the Index was approximately  $908.9 million. The Index is published under the Bloomberg ticker symbol "SML."

The Fund is different from most exchange-traded funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return the same as or more than the inverse performance (-1x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse performance (-1x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-100% One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 29.54%. The Index's highest June to June volatility rate during the five-year period was 50.78% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 4.61%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -1x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of the inverse (-1x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises — a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 12/31/2008): 16.63% Worst Quarter (ended 6/30/2009): -20.73% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -9.03%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse results (i.e., -1x). Shareholders should actively monitor their investments.

ProShares Short SmallCap600 | S&P SmallCap 600
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.31%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.20%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Short Russell2000

ProShares Short Russell2000

Important Information About the Fund

ProShares Short Russell2000 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Russell 2000® Index (the "Index") for that period. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market. As of June 30, 2011, the Index included companies with capitalizations between  $76.4 million and  $3.1 billion. The average capitalization of the companies comprising the Index was approximately  $754.7 million. The Index is published under the Bloomberg ticker symbol "RTY."

The Fund is different from most exchange-traded funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Short Russell2000
Investment Advisory Fees		0.75%
Other Expenses		0.29%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.04%
Fee Waiver/Reimbursement	[1]	(0.09%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Short Russell2000	97	322	565	1,263

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

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Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return the same as or more than the inverse performance (-1x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse performance (-1x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-100% One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 31.15%. The Index's highest June to June volatility rate during the five-year period was 53.68% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 4.08%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over-or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -1x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of the inverse (-1x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 12/31/2008): 15.6% Worst Quarter (ended 6/30/2009): -20.46% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -8.26%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Short Russell2000		(27.20%)	(10.71%)	Jan 23, 2007
ProShares Short Russell2000 After Taxes on Distributions		(27.20%)	(13.06%)
ProShares Short Russell2000 After Taxes on Distributions and Sale of Shares		(17.68%)	(9.40%)
ProShares Short Russell2000 Russell 2000 Index	[1]	26.86%	1.35%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse results (i.e., -1x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Short Russell2000 | ProShares Short Russell2000
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.04%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	322
5 Years	rr_ExpenseExampleYear05	565
10 Years	rr_ExpenseExampleYear10	1,263
Annual Return 2008	rr_AnnualReturn2008	23.29%
Annual Return 2009	rr_AnnualReturn2009	(32.29%)
Annual Return 2010	rr_AnnualReturn2010	(27.20%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(8.26%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.46%)
One Year	rr_AverageAnnualReturnYear01	(27.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	(10.71%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 23, 2007
ProShares Short Russell2000 | ProShares Short Russell2000 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(27.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	(13.06%)
ProShares Short Russell2000 | ProShares Short Russell2000 | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(17.68%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.40%)
ProShares Short Russell2000
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ProShares Short Russell2000

Important Information About the Fund

ProShares Short Russell2000 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Russell 2000® Index (the "Index") for that period. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market. As of June 30, 2011, the Index included companies with capitalizations between  $76.4 million and  $3.1 billion. The average capitalization of the companies comprising the Index was approximately  $754.7 million. The Index is published under the Bloomberg ticker symbol "RTY."

The Fund is different from most exchange-traded funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

¡

Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return the same as or more than the inverse performance (-1x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse performance (-1x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-100% One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 31.15%. The Index's highest June to June volatility rate during the five-year period was 53.68% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 4.08%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over-or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -1x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of the inverse (-1x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 12/31/2008): 15.6% Worst Quarter (ended 6/30/2009): -20.46% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -8.26%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse results (i.e., -1x). Shareholders should actively monitor their investments.

ProShares Short Russell2000 | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.86%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.35%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares UltraShort QQQ

UltraShort QQQ

Important Information About the Fund

ProShares UltraShort QQQ (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the NASDAQ-100 Index® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index, a modified market capitalization—weighted index, includes 100 of the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. As of June 30, 2011, the Index included companies with capitalizations between  $4.4 billion and  $310.4 billion. The average capitalization of the companies comprising the Index was approximately  $28 billion. The Index is published under the Bloomberg ticker symbol "NDX."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort QQQ
Investment Advisory Fees		0.75%
Other Expenses		0.27%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.02%
Fee Waiver/Reimbursement	[1]	(0.07%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraShort QQQ	97	318	556	1,241

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

¡

Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the technology and communications industry groups, which comprised approximately 45.74% and 29.73%, respectively, of the market capitalization of the Index.

The Fund will not directly short the securities of issuers contained in the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 26.37%. The Index's highest June to June volatility rate during the five-year period was 44.82% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 8.77%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises — a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Technology Industry Risk — The Fund is subject to risks faced by companies in the technology industry to the same extent as the Index is so concentrated. Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industries as a whole. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to twice the inverse (-2x) of the Index, such occurrences may introduce more volatility to the Fund.

•

Telecommunications Industry Risk — The Fund is subject to risks faced by companies in the telecommunications economic sector to the same extent as the Index is so concentrated, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to twice the inverse (-2x) of the Index, such occurrences may introduce more volatility to the Fund.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 3/31/2008): 31.54% Worst Quarter (ended 6/30/2009): -33.52% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -13.44%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraShort QQQ		(38.91%)	(29.79%)	Jul 11, 2006
ProShares UltraShort QQQ After Taxes on Distributions		(38.91%)	(30.90%)
ProShares UltraShort QQQ After Taxes on Distributions and Sale of Shares		(25.29%)	(21.92%)
ProShares UltraShort QQQ NASDAQ-100 Index	[1]	20.14%	9.26%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort QQQ | ProShares UltraShort QQQ
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.02%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	556
10 Years	rr_ExpenseExampleYear10	1,241
Annual Return 2007	rr_AnnualReturn2007	(27.18%)
Annual Return 2008	rr_AnnualReturn2008	76.47%
Annual Return 2009	rr_AnnualReturn2009	(66.65%)
Annual Return 2010	rr_AnnualReturn2010	(38.91%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(13.44%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.52%)
One Year	rr_AverageAnnualReturnYear01	(38.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	(29.79%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2006
ProShares UltraShort QQQ | ProShares UltraShort QQQ | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(38.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	(30.90%)
ProShares UltraShort QQQ | ProShares UltraShort QQQ | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(25.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	(21.92%)
ProShares UltraShort QQQ
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraShort QQQ

Important Information About the Fund

ProShares UltraShort QQQ (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the NASDAQ-100 Index® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index, a modified market capitalization—weighted index, includes 100 of the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. As of June 30, 2011, the Index included companies with capitalizations between  $4.4 billion and  $310.4 billion. The average capitalization of the companies comprising the Index was approximately  $28 billion. The Index is published under the Bloomberg ticker symbol "NDX."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

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Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the technology and communications industry groups, which comprised approximately 45.74% and 29.73%, respectively, of the market capitalization of the Index.

The Fund will not directly short the securities of issuers contained in the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the technology and communications industry groups, which comprised approximately 45.74% and 29.73%, respectively, of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 26.37%. The Index's highest June to June volatility rate during the five-year period was 44.82% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 8.77%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises — a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Technology Industry Risk — The Fund is subject to risks faced by companies in the technology industry to the same extent as the Index is so concentrated. Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industries as a whole. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to twice the inverse (-2x) of the Index, such occurrences may introduce more volatility to the Fund.

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Telecommunications Industry Risk — The Fund is subject to risks faced by companies in the telecommunications economic sector to the same extent as the Index is so concentrated, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to twice the inverse (-2x) of the Index, such occurrences may introduce more volatility to the Fund.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 3/31/2008): 31.54% Worst Quarter (ended 6/30/2009): -33.52% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -13.44%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

ProShares UltraShort QQQ | NASDAQ-100 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	20.14%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	9.26%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares UltraShort Dow30

UltraShort Dow30

Important Information About the Fund

ProShares UltraShort Dow30 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Dow Jones Industrial AverageSM (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no predetermined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors and accurately represent the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks, instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component's core business. When such an event necessitates that one component be replaced, the entire Index is reviewed. As of June 30, 2011, the Index included companies with capitalizations between  $16.9 billion and  $400.9 billion. The average capitalization of the companies comprising the Index was approximately  $125.2 billion. The Index is published under the Bloomberg ticker symbol "INDU."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort Dow30
Investment Advisory Fees		0.75%
Other Expenses		0.22%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		0.97%
Fee Waiver/Reimbursement	[1]	(0.02%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraShort Dow30	97	307	534	1,188

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

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Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 22.82%. The Index's highest June to June volatility rate during the five-year period was 41.28% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 4.96%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 3/31/2009): 17.84% Worst Quarter (ended 9/30/2009): -27.04% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -17.4%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraShort Dow30		(29.57%)	(17.45%)	Jul 11, 2006
ProShares UltraShort Dow30 After Taxes on Distributions		(29.57%)	(19.61%)
ProShares UltraShort Dow30 After Taxes on Distributions and Sale of Shares		(19.22%)	(14.20%)
ProShares UltraShort Dow30 Dow Jones Industrial Average	[1]	14.06%	3.65%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort Dow30 | ProShares UltraShort Dow30
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	0.97%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	307
5 Years	rr_ExpenseExampleYear05	534
10 Years	rr_ExpenseExampleYear10	1,188
Annual Return 2007	rr_AnnualReturn2007	(8.94%)
Annual Return 2008	rr_AnnualReturn2008	45.12%
Annual Return 2009	rr_AnnualReturn2009	(44.85%)
Annual Return 2010	rr_AnnualReturn2010	(29.57%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(17.40%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.04%)
One Year	rr_AverageAnnualReturnYear01	(29.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	(17.45%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2006
ProShares UltraShort Dow30 | ProShares UltraShort Dow30 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(29.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	(19.61%)
ProShares UltraShort Dow30 | ProShares UltraShort Dow30 | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(19.22%)
Since Inception	rr_AverageAnnualReturnSinceInception	(14.20%)
ProShares UltraShort Dow30
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraShort Dow30

Important Information About the Fund

ProShares UltraShort Dow30 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Dow Jones Industrial AverageSM (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no predetermined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors and accurately represent the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks, instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component's core business. When such an event necessitates that one component be replaced, the entire Index is reviewed. As of June 30, 2011, the Index included companies with capitalizations between  $16.9 billion and  $400.9 billion. The average capitalization of the companies comprising the Index was approximately  $125.2 billion. The Index is published under the Bloomberg ticker symbol "INDU."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

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Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 22.82%. The Index's highest June to June volatility rate during the five-year period was 41.28% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 4.96%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 3/31/2009): 17.84% Worst Quarter (ended 9/30/2009): -27.04% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -17.4%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

ProShares UltraShort Dow30 | Dow Jones Industrial Average
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.06%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.65%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares UltraShort S&P500

UltraShort S&P500

Important Information About the Fund

ProShares UltraShort S&P500 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the S&P 500® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability. As of June 30, 2011, the Index included companies with capitalizations between  $1.4 billion and  $400.9 billion. The average capitalization of the companies comprising the Index was approximately  $25.2 billion. The Index is published under the Bloomberg ticker symbol "SPX."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort S&P500
Investment Advisory Fees		0.75%
Other Expenses		0.14%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		0.89%
Fee Waiver/Reimbursement	[1]	none
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.89%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraShort S&P500	91	284	493	1,096

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period 'ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

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Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors— volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 25.06%. The Index's highest June to June volatility rate during the five-year period was 45.47% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 2.94%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 6/30/2010): 21.44% Worst Quarter (ended 6/30/2009): -29.51% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -13.48%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraShort S&P500		(32.04%)	(16.97%)	Jul 11, 2006
ProShares UltraShort S&P500 After Taxes on Distributions		(32.04%)	(18.51%)
ProShares UltraShort S&P500 After Taxes on Distributions and Sale of Shares		(20.83%)	(13.70%)
ProShares UltraShort S&P500 S&P 500	[1]	15.06%	1.90%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort S&P500 | ProShares UltraShort S&P500
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	0.89%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.89%
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	284
5 Years	rr_ExpenseExampleYear05	493
10 Years	rr_ExpenseExampleYear10	1,096
Annual Return 2007	rr_AnnualReturn2007	(3.94%)
Annual Return 2008	rr_AnnualReturn2008	60.26%
Annual Return 2009	rr_AnnualReturn2009	(50.38%)
Annual Return 2010	rr_AnnualReturn2010	(32.04%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(13.48%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.51%)
One Year	rr_AverageAnnualReturnYear01	(32.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	(16.97%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2006
ProShares UltraShort S&P500 | ProShares UltraShort S&P500 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(32.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	(18.51%)
ProShares UltraShort S&P500 | ProShares UltraShort S&P500 | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(20.83%)
Since Inception	rr_AverageAnnualReturnSinceInception	(13.70%)
ProShares UltraShort S&P500
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraShort S&P500

Important Information About the Fund

ProShares UltraShort S&P500 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the S&P 500® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability. As of June 30, 2011, the Index included companies with capitalizations between  $1.4 billion and  $400.9 billion. The average capitalization of the companies comprising the Index was approximately  $25.2 billion. The Index is published under the Bloomberg ticker symbol "SPX."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period 'ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

¡

Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors— volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 25.06%. The Index's highest June to June volatility rate during the five-year period was 45.47% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 2.94%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 6/30/2010): 21.44% Worst Quarter (ended 6/30/2009): -29.51% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -13.48%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

ProShares UltraShort S&P500 | S&P 500
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.06%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.90%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares UltraShort Russell3000

UltraShort Russell3000

Important Information About the Fund

ProShares UltraShort Russell3000 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Russell 3000® Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market. The Index is designed to be a comprehensive representation of the investable U.S. equity market and its segments. It is a free float adjusted, market capitalization-weighted index, and includes only common stocks belonging to corporations incorporated in the U.S. and its territories. As of June 30, 2011, the Index included companies with capitalizations between  $76.4 million and  $400.8 billion. The average capitalization of the companies comprising the Index was approximately  $5.5 billion. The Index is published under the Bloomberg ticker symbol "RAY."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort Russell3000
Investment Advisory Fees		0.75%
Other Expenses		5.50%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		6.25%
Fee Waiver/Reimbursement	[1]	(5.30%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraShort Russell3000	97	1,381	2,634	5,631

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 25.47%. The Index's highest June to June volatility rate during the five-year period was 45.96% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 3.35%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 6/30/2010): 20.56% Worst Quarter (ended 9/30/2010): -22.03% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -14.4%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraShort Russell3000		(34.95%)	(45.06%)	Jun 30, 2009
ProShares UltraShort Russell3000 After Taxes on Distributions		(34.95%)	(45.06%)
ProShares UltraShort Russell3000 After Taxes on Distributions and Sale of Shares		(22.72%)	(37.32%)
ProShares UltraShort Russell3000 Russell 3000 Index	[1]	16.93%	27.45%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort Russell3000 | ProShares UltraShort Russell3000
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	5.50%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	6.25%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.30%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	1,381
5 Years	rr_ExpenseExampleYear05	2,634
10 Years	rr_ExpenseExampleYear10	5,631
Annual Return 2010	rr_AnnualReturn2010	(34.95%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(14.40%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.03%)
One Year	rr_AverageAnnualReturnYear01	(34.95%)
Since Inception	rr_AverageAnnualReturnSinceInception	(45.06%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2009
ProShares UltraShort Russell3000 | ProShares UltraShort Russell3000 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(34.95%)
Since Inception	rr_AverageAnnualReturnSinceInception	(45.06%)
ProShares UltraShort Russell3000 | ProShares UltraShort Russell3000 | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(22.72%)
Since Inception	rr_AverageAnnualReturnSinceInception	(37.32%)
ProShares UltraShort Russell3000
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraShort Russell3000

Important Information About the Fund

ProShares UltraShort Russell3000 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Russell 3000® Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market. The Index is designed to be a comprehensive representation of the investable U.S. equity market and its segments. It is a free float adjusted, market capitalization-weighted index, and includes only common stocks belonging to corporations incorporated in the U.S. and its territories. As of June 30, 2011, the Index included companies with capitalizations between  $76.4 million and  $400.8 billion. The average capitalization of the companies comprising the Index was approximately  $5.5 billion. The Index is published under the Bloomberg ticker symbol "RAY."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 25.47%. The Index's highest June to June volatility rate during the five-year period was 45.96% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 3.35%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 6/30/2010): 20.56% Worst Quarter (ended 9/30/2010): -22.03% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -14.4%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

ProShares UltraShort Russell3000 | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.93%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	27.45%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares UltraShort MidCap400

UltraShort MidCap400

Important Information About the Fund

ProShares UltraShort MidCap400 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the S&P MidCap400® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability. As of June 30, 2011, the Index included companies with capitalizations between  $517.9 million and  $13.4 billion. The average capitalization of the companies comprising the Index was approximately  $3.1 billion. The Index is published under the Bloomberg ticker symbol "MID."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort MidCap400
Investment Advisory Fees		0.75%
Other Expenses		0.51%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.26%
Fee Waiver/Reimbursement	[1]	(0.31%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraShort MidCap400	97	369	662	1,495

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

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Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 27.7%. The Index's highest June to June volatility rate during the five-year period was 49.65% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 6.59%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 12/31/2008): 19.88% Worst Quarter (ended 6/30/2009): -35.32% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -18.43%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraShort MidCap400		(45.91%)	(26.75%)	Jul 11, 2006
ProShares UltraShort MidCap400 After Taxes on Distributions		(45.91%)	(28.72%)
ProShares UltraShort MidCap400 After Taxes on Distributions and Sale of Shares		(29.84%)	(19.58%)
ProShares UltraShort MidCap400 S&P MidCap400	[1]	26.64%	5.75%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort MidCap400 | ProShares UltraShort MidCap400
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.26%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	369
5 Years	rr_ExpenseExampleYear05	662
10 Years	rr_ExpenseExampleYear10	1,495
Annual Return 2007	rr_AnnualReturn2007	(8.99%)
Annual Return 2008	rr_AnnualReturn2008	45.60%
Annual Return 2009	rr_AnnualReturn2009	(61.84%)
Annual Return 2010	rr_AnnualReturn2010	(45.91%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(18.43%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.32%)
One Year	rr_AverageAnnualReturnYear01	(45.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	(26.75%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2006
ProShares UltraShort MidCap400 | ProShares UltraShort MidCap400 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(45.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	(28.72%)
ProShares UltraShort MidCap400 | ProShares UltraShort MidCap400 | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(29.84%)
Since Inception	rr_AverageAnnualReturnSinceInception	(19.58%)
ProShares UltraShort MidCap400
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraShort MidCap400

Important Information About the Fund

ProShares UltraShort MidCap400 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the S&P MidCap400® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability. As of June 30, 2011, the Index included companies with capitalizations between  $517.9 million and  $13.4 billion. The average capitalization of the companies comprising the Index was approximately  $3.1 billion. The Index is published under the Bloomberg ticker symbol "MID."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

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Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 27.7%. The Index's highest June to June volatility rate during the five-year period was 49.65% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 6.59%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 12/31/2008): 19.88% Worst Quarter (ended 6/30/2009): -35.32% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -18.43%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

ProShares UltraShort MidCap400 | S&P MidCap400
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.64%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.75%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares UltraShort SmallCap600

UltraShort SmallCap600

Important Information About the Fund

ProShares UltraShort SmallCap600 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the S&P SmallCap 600® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors criteria such as liquidity, price, market capitalization, financial viability and public float. As of June 30, 2011, the Index included companies with capitalizations between  $52.3 million and  $5.2 billion. The average capitalization of the companies comprising the Index was approximately  $908.9 million. The Index is published under the Bloomberg ticker symbol "SML."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort SmallCap600
Investment Advisory Fees		0.75%
Other Expenses		0.78%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.53%
Fee Waiver/Reimbursement	[1]	(0.58%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraShort SmallCap600	97	426	779	1,774

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 29.54%. The Index's highest June to June volatility rate during the five-year period was 50.78% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 4.61%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 3/31/2009): 20.42% Worst Quarter (ended 6/30/2009): -39.42% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -18.29%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraShort SmallCap600		(48.19%)	(27.40%)	Jan 23, 2007
ProShares UltraShort SmallCap600 After Taxes on Distributions		(48.19%)	(29.56%)
ProShares UltraShort SmallCap600 After Taxes on Distributions and Sale of Shares		(31.33%)	(20.36%)
ProShares UltraShort SmallCap600 S&P SmallCap 600	[1]	26.31%	2.20%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort SmallCap600 | ProShares UltraShort SmallCap600
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.53%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	426
5 Years	rr_ExpenseExampleYear05	779
10 Years	rr_ExpenseExampleYear10	1,774
Annual Return 2008	rr_AnnualReturn2008	24.25%
Annual Return 2009	rr_AnnualReturn2009	(57.18%)
Annual Return 2010	rr_AnnualReturn2010	(48.19%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(18.29%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(39.42%)
One Year	rr_AverageAnnualReturnYear01	(48.19%)
Since Inception	rr_AverageAnnualReturnSinceInception	(27.40%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 23, 2007
ProShares UltraShort SmallCap600 | ProShares UltraShort SmallCap600 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(48.19%)
Since Inception	rr_AverageAnnualReturnSinceInception	(29.56%)
ProShares UltraShort SmallCap600 | ProShares UltraShort SmallCap600 | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(31.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	(20.36%)
ProShares UltraShort SmallCap600
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraShort SmallCap600

Important Information About the Fund

ProShares UltraShort SmallCap600 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the S&P SmallCap 600® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors criteria such as liquidity, price, market capitalization, financial viability and public float. As of June 30, 2011, the Index included companies with capitalizations between  $52.3 million and  $5.2 billion. The average capitalization of the companies comprising the Index was approximately  $908.9 million. The Index is published under the Bloomberg ticker symbol "SML."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 29.54%. The Index's highest June to June volatility rate during the five-year period was 50.78% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 4.61%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 3/31/2009): 20.42% Worst Quarter (ended 6/30/2009): -39.42% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -18.29%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

ProShares UltraShort SmallCap600 | S&P SmallCap 600
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.31%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.20%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares UltraShort Russell2000

UltraShort Russell2000

Important Information About the Fund

ProShares UltraShort Russell2000 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Russell 2000® Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market. As of June 30, 2011, the Index included companies with capitalizations between  $76.4 million and  $3.1 billion. The average capitalization of the companies comprising the Index was approximately  $754.7 million. The Index is published under the Bloomberg ticker symbol "RTY."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort Russell2000
Investment Advisory Fees		0.75%
Other Expenses		0.29%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.04%
Fee Waiver/Reimbursement	[1]	(0.09%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraShort Russell2000	97	322	565	1,263

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

¡

Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 31.15%. The Index's highest June to June volatility rate during the five-year period was 53.68% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 4.08%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 3/31/2008): 17.26% Worst Quarter (ended 6/30/2009): -38.98% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -17%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraShort Russell2000		(50.04%)	(29.71%)	Jan 23, 2007
ProShares UltraShort Russell2000 After Taxes on Distributions		(50.04%)	(31.56%)
ProShares UltraShort Russell2000 After Taxes on Distributions and Sale of Shares		(32.53%)	(21.82%)
ProShares UltraShort Russell2000 Russell 2000 Index	[1]	26.86%	1.35%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort Russell2000 | ProShares UltraShort Russell2000
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.04%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	322
5 Years	rr_ExpenseExampleYear05	565
10 Years	rr_ExpenseExampleYear10	1,263
Annual Return 2008	rr_AnnualReturn2008	21.08%
Annual Return 2009	rr_AnnualReturn2009	(59.63%)
Annual Return 2010	rr_AnnualReturn2010	(50.04%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(17.00%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(38.98%)
One Year	rr_AverageAnnualReturnYear01	(50.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	(29.71%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 23, 2007
ProShares UltraShort Russell2000 | ProShares UltraShort Russell2000 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(50.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	(31.56%)
ProShares UltraShort Russell2000 | ProShares UltraShort Russell2000 | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(32.53%)
Since Inception	rr_AverageAnnualReturnSinceInception	(21.82%)
ProShares UltraShort Russell2000
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraShort Russell2000

Important Information About the Fund

ProShares UltraShort Russell2000 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Russell 2000® Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market. As of June 30, 2011, the Index included companies with capitalizations between  $76.4 million and  $3.1 billion. The average capitalization of the companies comprising the Index was approximately  $754.7 million. The Index is published under the Bloomberg ticker symbol "RTY."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

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Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 31.15%. The Index's highest June to June volatility rate during the five-year period was 53.68% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 4.08%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 3/31/2008): 17.26% Worst Quarter (ended 6/30/2009): -38.98% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -17%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

ProShares UltraShort Russell2000 | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.86%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.35%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares UltraPro Short QQQ

UltraPro Short QQQ

Important Information About the Fund

ProShares UltraPro Short QQQ (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from three times the inverse (-3x) of the return of the NASDAQ-100 Index® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. As of June 30, 2011, the Index included companies with capitalizations between  $4.4 billion and  $310.4 billion. The average capitalization of the companies comprising the Index was approximately  $28 billion. The Index is published under the Bloomberg ticker symbol "NDX."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraPro Short QQQ
Investment Advisory Fees		0.75%
Other Expenses		0.45%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.20%
Fee Waiver/Reimbursement	[1]	(0.25%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraPro Short QQQ	97	356	636	1,432

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as three times the inverse (-3x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

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Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of three times the inverse (-3x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from three times the inverse (-3x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the technology and communications industry groups, which comprised approximately 45.74% and 29.73%, respectively, of the market capitalization of the Index.

The Fund will not directly short the securities of issuers contained in the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of three times the inverse (-3x) of the Index, a single day movement in the Index approaching 33% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk —  As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from three times the inverse (-3x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than three times the inverse performance (-3x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than three times the inverse performance (-3x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-300% One Year Index	10%	25%	50%	75%	100%

-60%	180%	1371.5%	973.9%	248.6%	-46.5%	-96.1%

-50%	150%	653.4%	449.8%	78.5%	-72.6%	-98.0%

-40%	120%	336.0%	218.2%	3.3%	-84.2%	-98.9%

-30%	90%	174.6%	100.4%	-34.9%	-90.0%	-99.3%

-20%	60%	83.9%	34.2%	-56.4%	-93.3%	-99.5%

-10%	30%	29.2%	-5.7%	-69.4%	-95.3%	-99.7%

0%	0%	-5.8%	-31.3%	-77.7%	-96.6%	-99.8%

10%	-30%	-29.2%	-48.4%	-83.2%	-97.4%	-99.8%

20%	-60%	-45.5%	-60.2%	-87.1%	-98.0%	-99.9%

30%	-90%	-57.1%	-68.7%	-89.8%	-98.4%	-99.9%

40%	-120%	-65.7%	-75.0%	-91.9%	-98.8%	-99.9%

50%	-150%	-72.1%	-79.6%	-93.4%	-99.0%	-99.9%

60%	-180%	-77.0%	-83.2%	-94.6%	-99.2%	-99.9%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 26.37%. The Index's highest June to June volatility rate during the five-year period was 44.82% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 8.77%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -3x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of three times the inverse (-3x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of three times the inverse (-3x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on The NASDAQ Stock Market and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Technology Industry Risk — The Fund is subject to risks faced by companies in the technology industry to the same extent as the Index is so concentrated. Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industries as a whole. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to three times the inverse (-3x) of the Index, such occurrences may introduce more volatility to the Fund.

•

Telecommunications Industry Risk — The Fund is subject to risks faced by companies in the telecommunications economic sector to the same extent as the Index is so concentrated, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to three times the inverse (-3x) of the Index, such occurrences may introduce more volatility to the Fund.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraPro Short QQQ | ProShares UltraPro Short QQQ
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.20%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	356
5 Years	rr_ExpenseExampleYear05	636
10 Years	rr_ExpenseExampleYear10	1,432
ProShares UltraPro Short QQQ
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraPro Short QQQ

Important Information About the Fund

ProShares UltraPro Short QQQ (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from three times the inverse (-3x) of the return of the NASDAQ-100 Index® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. As of June 30, 2011, the Index included companies with capitalizations between  $4.4 billion and  $310.4 billion. The average capitalization of the companies comprising the Index was approximately  $28 billion. The Index is published under the Bloomberg ticker symbol "NDX."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as three times the inverse (-3x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

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Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of three times the inverse (-3x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from three times the inverse (-3x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the technology and communications industry groups, which comprised approximately 45.74% and 29.73%, respectively, of the market capitalization of the Index.

The Fund will not directly short the securities of issuers contained in the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the technology and communications industry groups, which comprised approximately 45.74% and 29.73%, respectively, of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of three times the inverse (-3x) of the Index, a single day movement in the Index approaching 33% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk —  As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from three times the inverse (-3x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than three times the inverse performance (-3x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than three times the inverse performance (-3x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-300% One Year Index	10%	25%	50%	75%	100%

-60%	180%	1371.5%	973.9%	248.6%	-46.5%	-96.1%

-50%	150%	653.4%	449.8%	78.5%	-72.6%	-98.0%

-40%	120%	336.0%	218.2%	3.3%	-84.2%	-98.9%

-30%	90%	174.6%	100.4%	-34.9%	-90.0%	-99.3%

-20%	60%	83.9%	34.2%	-56.4%	-93.3%	-99.5%

-10%	30%	29.2%	-5.7%	-69.4%	-95.3%	-99.7%

0%	0%	-5.8%	-31.3%	-77.7%	-96.6%	-99.8%

10%	-30%	-29.2%	-48.4%	-83.2%	-97.4%	-99.8%

20%	-60%	-45.5%	-60.2%	-87.1%	-98.0%	-99.9%

30%	-90%	-57.1%	-68.7%	-89.8%	-98.4%	-99.9%

40%	-120%	-65.7%	-75.0%	-91.9%	-98.8%	-99.9%

50%	-150%	-72.1%	-79.6%	-93.4%	-99.0%	-99.9%

60%	-180%	-77.0%	-83.2%	-94.6%	-99.2%	-99.9%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 26.37%. The Index's highest June to June volatility rate during the five-year period was 44.82% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 8.77%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -3x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of three times the inverse (-3x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of three times the inverse (-3x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on The NASDAQ Stock Market and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Technology Industry Risk — The Fund is subject to risks faced by companies in the technology industry to the same extent as the Index is so concentrated. Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industries as a whole. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to three times the inverse (-3x) of the Index, such occurrences may introduce more volatility to the Fund.

•

Telecommunications Industry Risk — The Fund is subject to risks faced by companies in the telecommunications economic sector to the same extent as the Index is so concentrated, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to three times the inverse (-3x) of the Index, such occurrences may introduce more volatility to the Fund.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for a full calendar year

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

ProShares UltraPro Short Dow30

UltraPro Short Dow30

Important Information About the Fund

ProShares UltraPro Short Dow30 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from three times the inverse (-3x) of the return of the Dow Jones Industrial AverageSM (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no predetermined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors and accurately represent the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks, instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component's core business. When such an event necessitates that one component be replaced, the entire Index is reviewed. As of June 30, 2011, the Index included companies with capitalizations between  $16.9 billion and  $400.9 billion. The average capitalization of the companies comprising the Index was approximately  $125.2 billion. The Index is published under the Bloomberg ticker symbol "INDU."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraPro Short Dow30
Investment Advisory Fees		0.75%
Other Expenses		0.50%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.25%
Fee Waiver/Reimbursement	[1]	(0.30%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraPro Short Dow30	97	367	657	1,485

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as three times the inverse (-3x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

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Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of three times the inverse (-3x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from three times the inverse (-3x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of three times the inverse (-3x) of the Index, a single day movement in the Index approaching 33% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from three times the inverse (-3x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than three times the inverse performance (-3x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than three times the inverse performance (-3x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-300% One Year Index	10%	25%	50%	75%	100%

-60%	180%	1371.5%	973.9%	248.6%	-46.5%	-96.1%

-50%	150%	653.4%	449.8%	78.5%	-72.6%	-98.0%

-40%	120%	336.0%	218.2%	3.3%	-84.2%	-98.9%

-30%	90%	174.6%	100.4%	-34.9%	-90.0%	-99.3%

-20%	60%	83.9%	34.2%	-56.4%	-93.3%	-99.5%

-10%	30%	29.2%	-5.7%	-69.4%	-95.3%	-99.7%

0%	0%	-5.8%	-31.3%	-77.7%	-96.6%	-99.8%

10%	-30%	-29.2%	-48.4%	-83.2%	-97.4%	-99.8%

20%	-60%	-45.5%	-60.2%	-87.1%	-98.0%	-99.9%

30%	-90%	-57.1%	-68.7%	-89.8%	-98.4%	-99.9%

40%	-120%	-65.7%	-75.0%	-91.9%	-98.8%	-99.9%

50%	-150%	-72.1%	-79.6%	-93.4%	-99.0%	-99.9%

60%	-180%	-77.0%	-83.2%	-94.6%	-99.2%	-99.9%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 22.82%. The Index's highest June to June volatility rate during the five-year period was 41.28% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 4.96%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -3x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of three times the inverse (-3x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of three times the inverse (-3x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraPro Short Dow30 | ProShares UltraPro Short Dow30
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.25%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	367
5 Years	rr_ExpenseExampleYear05	657
10 Years	rr_ExpenseExampleYear10	1,485
ProShares UltraPro Short Dow30
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraPro Short Dow30

Important Information About the Fund

ProShares UltraPro Short Dow30 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from three times the inverse (-3x) of the return of the Dow Jones Industrial AverageSM (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no predetermined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors and accurately represent the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks, instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component's core business. When such an event necessitates that one component be replaced, the entire Index is reviewed. As of June 30, 2011, the Index included companies with capitalizations between  $16.9 billion and  $400.9 billion. The average capitalization of the companies comprising the Index was approximately  $125.2 billion. The Index is published under the Bloomberg ticker symbol "INDU."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as three times the inverse (-3x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

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Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of three times the inverse (-3x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from three times the inverse (-3x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of three times the inverse (-3x) of the Index, a single day movement in the Index approaching 33% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from three times the inverse (-3x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than three times the inverse performance (-3x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than three times the inverse performance (-3x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-300% One Year Index	10%	25%	50%	75%	100%

-60%	180%	1371.5%	973.9%	248.6%	-46.5%	-96.1%

-50%	150%	653.4%	449.8%	78.5%	-72.6%	-98.0%

-40%	120%	336.0%	218.2%	3.3%	-84.2%	-98.9%

-30%	90%	174.6%	100.4%	-34.9%	-90.0%	-99.3%

-20%	60%	83.9%	34.2%	-56.4%	-93.3%	-99.5%

-10%	30%	29.2%	-5.7%	-69.4%	-95.3%	-99.7%

0%	0%	-5.8%	-31.3%	-77.7%	-96.6%	-99.8%

10%	-30%	-29.2%	-48.4%	-83.2%	-97.4%	-99.8%

20%	-60%	-45.5%	-60.2%	-87.1%	-98.0%	-99.9%

30%	-90%	-57.1%	-68.7%	-89.8%	-98.4%	-99.9%

40%	-120%	-65.7%	-75.0%	-91.9%	-98.8%	-99.9%

50%	-150%	-72.1%	-79.6%	-93.4%	-99.0%	-99.9%

60%	-180%	-77.0%	-83.2%	-94.6%	-99.2%	-99.9%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 22.82%. The Index's highest June to June volatility rate during the five-year period was 41.28% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 4.96%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -3x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of three times the inverse (-3x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of three times the inverse (-3x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for a full calendar year

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

ProShares UltraPro Short S&P500

UltraPro Short S&P500

Important Information About the Fund

ProShares UltraPro Short S&P500 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from three times the inverse (-3x) of the return of the S&P 500® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability. As of June 30, 2011, the Index included companies with capitalizations between  $1.4 billion and  $400.9 billion. The average capitalization of the companies comprising the Index was approximately  $25.2 billion. The Index is published under the Bloomberg ticker symbol "SPX."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraPro Short S&P500
Investment Advisory Fees		0.75%
Other Expenses		0.20%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		0.95%
Fee Waiver/Reimbursement/(Recoupment)	[1]	none
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% throughSeptember 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraPro Short S&P500	97	303	525	1,166

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as three times the inverse (-3x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

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Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of three times the inverse (-3x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from three times the inverse (-3x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of three times the inverse (-3x) of the Index, a single day movement in the Index approaching 33% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from three times the inverse (-3x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than three times the inverse performance (-3x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than three times the inverse performance (-3x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-300% One Year Index	10%	25%	50%	75%	100%

-60%	180%	1371.5%	973.9%	248.6%	-46.5%	-96.1%

-50%	150%	653.4%	449.8%	78.5%	-72.6%	-98.0%

-40%	120%	336.0%	218.2%	3.3%	-84.2%	-98.9%

-30%	90%	174.6%	100.4%	-34.9%	-90.0%	-99.3%

-20%	60%	83.9%	34.2%	-56.4%	-93.3%	-99.5%

-10%	30%	29.2%	-5.7%	-69.4%	-95.3%	-99.7%

0%	0%	-5.8%	-31.3%	-77.7%	-96.6%	-99.8%

10%	-30%	-29.2%	-48.4%	-83.2%	-97.4%	-99.8%

20%	-60%	-45.5%	-60.2%	-87.1%	-98.0%	-99.9%

30%	-90%	-57.1%	-68.7%	-89.8%	-98.4%	-99.9%

40%	-120%	-65.7%	-75.0%	-91.9%	-98.8%	-99.9%

50%	-150%	-72.1%	-79.6%	-93.4%	-99.0%	-99.9%

60%	-180%	-77.0%	-83.2%	-94.6%	-99.2%	-99.9%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 25.06%. The Index's highest June to June volatility rate during the five-year period was 45.47% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 2.94%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -3x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of three times the inverse (-3x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of three times the inverse (-3x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 6/30/2010): 31.01% Worst Quarter (ended 9/30/2010): -31.19% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -20.34%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraPro Short S&P500		(46.39%)	(60.45%)	Jun 23, 2009
ProShares UltraPro Short S&P500 After Taxes on Distributions		(46.39%)	(60.45%)
ProShares UltraPro Short S&P500 After Taxes on Distributions and Sale of Shares		(30.16%)	(49.16%)
ProShares UltraPro Short S&P500 S&P 500	[1]	15.06%	27.58%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -3x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraPro Short S&P500 | ProShares UltraPro Short S&P500
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	0.95%
Fee Waiver/Reimbursement/(Recoupment)	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	1,166
Annual Return 2010	rr_AnnualReturn2010	(46.39%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(20.34%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.19%)
One Year	rr_AverageAnnualReturnYear01	(46.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	(60.45%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2009
ProShares UltraPro Short S&P500 | ProShares UltraPro Short S&P500 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(46.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	(60.45%)
ProShares UltraPro Short S&P500 | ProShares UltraPro Short S&P500 | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(30.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	(49.16%)
ProShares UltraPro Short S&P500
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraPro Short S&P500

Important Information About the Fund

ProShares UltraPro Short S&P500 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from three times the inverse (-3x) of the return of the S&P 500® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability. As of June 30, 2011, the Index included companies with capitalizations between  $1.4 billion and  $400.9 billion. The average capitalization of the companies comprising the Index was approximately  $25.2 billion. The Index is published under the Bloomberg ticker symbol "SPX."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as three times the inverse (-3x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

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Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of three times the inverse (-3x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from three times the inverse (-3x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of three times the inverse (-3x) of the Index, a single day movement in the Index approaching 33% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from three times the inverse (-3x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than three times the inverse performance (-3x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than three times the inverse performance (-3x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-300% One Year Index	10%	25%	50%	75%	100%

-60%	180%	1371.5%	973.9%	248.6%	-46.5%	-96.1%

-50%	150%	653.4%	449.8%	78.5%	-72.6%	-98.0%

-40%	120%	336.0%	218.2%	3.3%	-84.2%	-98.9%

-30%	90%	174.6%	100.4%	-34.9%	-90.0%	-99.3%

-20%	60%	83.9%	34.2%	-56.4%	-93.3%	-99.5%

-10%	30%	29.2%	-5.7%	-69.4%	-95.3%	-99.7%

0%	0%	-5.8%	-31.3%	-77.7%	-96.6%	-99.8%

10%	-30%	-29.2%	-48.4%	-83.2%	-97.4%	-99.8%

20%	-60%	-45.5%	-60.2%	-87.1%	-98.0%	-99.9%

30%	-90%	-57.1%	-68.7%	-89.8%	-98.4%	-99.9%

40%	-120%	-65.7%	-75.0%	-91.9%	-98.8%	-99.9%

50%	-150%	-72.1%	-79.6%	-93.4%	-99.0%	-99.9%

60%	-180%	-77.0%	-83.2%	-94.6%	-99.2%	-99.9%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 25.06%. The Index's highest June to June volatility rate during the five-year period was 45.47% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 2.94%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -3x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of three times the inverse (-3x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of three times the inverse (-3x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 6/30/2010): 31.01% Worst Quarter (ended 9/30/2010): -31.19% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -20.34%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -3x). Shareholders should actively monitor their investments.

ProShares UltraPro Short S&P500 | S&P 500
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.06%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	27.58%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% throughSeptember 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares UltraPro Short MidCap400

UltraPro Short MidCap400

Important Information About the Fund

ProShares UltraPro Short MidCap400 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from three times the inverse (-3x) of the return of the S&P MidCap400® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability. As of June 30, 2011, the Index included companies with capitalizations between  $517.9 million and  $13.4 billion. The average capitalization of the companies comprising the Index was approximately  $3.1 billion. The Index is published under the Bloomberg ticker symbol "MID."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraPro Short MidCap400
Investment Advisory Fees		0.75%
Other Expenses		1.66%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		2.41%
Fee Waiver/Reimbursement	[1]	(1.46%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraPro Short MidCap400	97	612	1,153	2,635

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as three times the inverse (-3x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

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Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of three times the inverse (-3x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from three times the inverse (-3x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of three times the inverse (-3x) of the Index, a single day movement in the Index approaching 33% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from three times the inverse (-3x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than three times the inverse performance (-3x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than three times the inverse performance (-3x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-300% One Year Index	10%	25%	50%	75%	100%

-60%	180%	1371.5%	973.9%	248.6%	-46.5%	-96.1%

-50%	150%	653.4%	449.8%	78.5%	-72.6%	-98.0%

-40%	120%	336.0%	218.2%	3.3%	-84.2%	-98.9%

-30%	90%	174.6%	100.4%	-34.9%	-90.0%	-99.3%

-20%	60%	83.9%	34.2%	-56.4%	-93.3%	-99.5%

-10%	30%	29.2%	-5.7%	-69.4%	-95.3%	-99.7%

0%	0%	-5.8%	-31.3%	-77.7%	-96.6%	-99.8%

10%	-30%	-29.2%	-48.4%	-83.2%	-97.4%	-99.8%

20%	-60%	-45.5%	-60.2%	-87.1%	-98.0%	-99.9%

30%	-90%	-57.1%	-68.7%	-89.8%	-98.4%	-99.9%

40%	-120%	-65.7%	-75.0%	-91.9%	-98.8%	-99.9%

50%	-150%	-72.1%	-79.6%	-93.4%	-99.0%	-99.9%

60%	-180%	-77.0%	-83.2%	-94.6%	-99.2%	-99.9%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 27.7%. The Index's highest June to June volatility rate during the five-year period was 49.65% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 6.59%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -3x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of three times the inverse (-3x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of three times the inverse (-3x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraPro Short MidCap400 | ProShares UltraPro Short MidCap400
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	1.66%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	2.41%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.46%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	612
5 Years	rr_ExpenseExampleYear05	1,153
10 Years	rr_ExpenseExampleYear10	2,635
ProShares UltraPro Short MidCap400
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraPro Short MidCap400

Important Information About the Fund

ProShares UltraPro Short MidCap400 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from three times the inverse (-3x) of the return of the S&P MidCap400® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability. As of June 30, 2011, the Index included companies with capitalizations between  $517.9 million and  $13.4 billion. The average capitalization of the companies comprising the Index was approximately  $3.1 billion. The Index is published under the Bloomberg ticker symbol "MID."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as three times the inverse (-3x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

¡

Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of three times the inverse (-3x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from three times the inverse (-3x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of three times the inverse (-3x) of the Index, a single day movement in the Index approaching 33% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from three times the inverse (-3x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than three times the inverse performance (-3x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than three times the inverse performance (-3x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-300% One Year Index	10%	25%	50%	75%	100%

-60%	180%	1371.5%	973.9%	248.6%	-46.5%	-96.1%

-50%	150%	653.4%	449.8%	78.5%	-72.6%	-98.0%

-40%	120%	336.0%	218.2%	3.3%	-84.2%	-98.9%

-30%	90%	174.6%	100.4%	-34.9%	-90.0%	-99.3%

-20%	60%	83.9%	34.2%	-56.4%	-93.3%	-99.5%

-10%	30%	29.2%	-5.7%	-69.4%	-95.3%	-99.7%

0%	0%	-5.8%	-31.3%	-77.7%	-96.6%	-99.8%

10%	-30%	-29.2%	-48.4%	-83.2%	-97.4%	-99.8%

20%	-60%	-45.5%	-60.2%	-87.1%	-98.0%	-99.9%

30%	-90%	-57.1%	-68.7%	-89.8%	-98.4%	-99.9%

40%	-120%	-65.7%	-75.0%	-91.9%	-98.8%	-99.9%

50%	-150%	-72.1%	-79.6%	-93.4%	-99.0%	-99.9%

60%	-180%	-77.0%	-83.2%	-94.6%	-99.2%	-99.9%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 27.7%. The Index's highest June to June volatility rate during the five-year period was 49.65% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 6.59%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -3x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of three times the inverse (-3x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of three times the inverse (-3x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for a full calendar year

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

ProShares UltraPro Short Russell2000

UltraPro Short Russell2000

Important Information About the Fund

ProShares UltraPro Short Russell2000 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from three times the inverse (-3x) of the return of the Russell 2000® Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market. As of June 30, 2011, the Index included companies with capitalizations between  $76.4 million and  $3.1 billion. The average capitalization of the companies comprising the Index was approximately  $754.7 million. The Index is published under the Bloomberg ticker symbol "RTY."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraPro Short Russell2000
Investment Advisory Fees		0.75%
Other Expenses		0.48%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.23%
Fee Waiver/Reimbursement	[1]	(0.28%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraPro Short Russell2000	97	363	649	1,464

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as three times the inverse (-3x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

¡

Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of three times the inverse (-3x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from three times the inverse (-3x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of three times the inverse (-3x) of the Index, a single day movement in the Index approaching 33% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from three times the inverse (-3x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than three times the inverse performance (-3x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than three times the inverse performance (-3x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-300% One Year Index	10%	25%	50%	75%	100%

-60%	180%	1371.5%	973.9%	248.6%	-46.5%	-96.1%

-50%	150%	653.4%	449.8%	78.5%	-72.6%	-98.0%

-40%	120%	336.0%	218.2%	3.3%	-84.2%	-98.9%

-30%	90%	174.6%	100.4%	-34.9%	-90.0%	-99.3%

-20%	60%	83.9%	34.2%	-56.4%	-93.3%	-99.5%

-10%	30%	29.2%	-5.7%	-69.4%	-95.3%	-99.7%

0%	0%	-5.8%	-31.3%	-77.7%	-96.6%	-99.8%

10%	-30%	-29.2%	-48.4%	-83.2%	-97.4%	-99.8%

20%	-60%	-45.5%	-60.2%	-87.1%	-98.0%	-99.9%

30%	-90%	-57.1%	-68.7%	-89.8%	-98.4%	-99.9%

40%	-120%	-65.7%	-75.0%	-91.9%	-98.8%	-99.9%

50%	-150%	-72.1%	-79.6%	-93.4%	-99.0%	-99.9%

60%	-180%	-77.0%	-83.2%	-94.6%	-99.2%	-99.9%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 31.15%. The Index's highest June to June volatility rate during the five-year period was 53.68% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 4.08%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -3x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of three times the inverse (-3x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of three times the inverse (-3x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraPro Short Russell2000 | ProShares UltraPro Short Russell2000
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.23%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	363
5 Years	rr_ExpenseExampleYear05	649
10 Years	rr_ExpenseExampleYear10	1,464
ProShares UltraPro Short Russell2000
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraPro Short Russell2000

Important Information About the Fund

ProShares UltraPro Short Russell2000 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from three times the inverse (-3x) of the return of the Russell 2000® Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market. As of June 30, 2011, the Index included companies with capitalizations between  $76.4 million and  $3.1 billion. The average capitalization of the companies comprising the Index was approximately  $754.7 million. The Index is published under the Bloomberg ticker symbol "RTY."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as three times the inverse (-3x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

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Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of three times the inverse (-3x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from three times the inverse (-3x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of three times the inverse (-3x) of the Index, a single day movement in the Index approaching 33% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from three times the inverse (-3x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than three times the inverse performance (-3x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than three times the inverse performance (-3x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-300% One Year Index	10%	25%	50%	75%	100%

-60%	180%	1371.5%	973.9%	248.6%	-46.5%	-96.1%

-50%	150%	653.4%	449.8%	78.5%	-72.6%	-98.0%

-40%	120%	336.0%	218.2%	3.3%	-84.2%	-98.9%

-30%	90%	174.6%	100.4%	-34.9%	-90.0%	-99.3%

-20%	60%	83.9%	34.2%	-56.4%	-93.3%	-99.5%

-10%	30%	29.2%	-5.7%	-69.4%	-95.3%	-99.7%

0%	0%	-5.8%	-31.3%	-77.7%	-96.6%	-99.8%

10%	-30%	-29.2%	-48.4%	-83.2%	-97.4%	-99.8%

20%	-60%	-45.5%	-60.2%	-87.1%	-98.0%	-99.9%

30%	-90%	-57.1%	-68.7%	-89.8%	-98.4%	-99.9%

40%	-120%	-65.7%	-75.0%	-91.9%	-98.8%	-99.9%

50%	-150%	-72.1%	-79.6%	-93.4%	-99.0%	-99.9%

60%	-180%	-77.0%	-83.2%	-94.6%	-99.2%	-99.9%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 31.15%. The Index's highest June to June volatility rate during the five-year period was 53.68% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 4.08%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -3x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of three times the inverse (-3x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of three times the inverse (-3x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for a full calendar year

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

ProShares UltraShort Russell1000 Value

UltraShort Russell1000 Value

Important Information About the Fund

ProShares UltraShort Russell1000 Value (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Russell 1000® Value Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is designed to provide a comprehensive measure of large-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000® Index that have been identified as being on the value end of the growth-value spectrum. As of June 30, 2011, the Index included companies with capitalizations between  $660.9 million and  $400.9 billion. The average capitalization of the companies comprising the Index was approximately  $14.8 billion. The Index is published under the Bloomberg ticker symbol "RLV."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort Russell1000 Value
Investment Advisory Fees		0.75%
Other Expenses		2.42%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		3.17%
Fee Waiver/Reimbursement	[1]	(2.22%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraShort Russell1000 Value	97	769	1,465	3,322

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 26.60% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 27.36%. The Index's highest June to June volatility rate during the five-year period was 50.16% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 1.15%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises — a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Value Investing Risk — Value investing carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock deemed to be undervalued may actually be appropriately priced or overvalued. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to twice the inverse (-2x) of the index, such occurrence may introduce more volatility to the Fund.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 3/31/2009): 21.81% Worst Quarter (ended 6/30/2009): -32.15% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -13.55%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraShort Russell1000 Value		(34.16%)	(14.18%)	Feb 20, 2007
ProShares UltraShort Russell1000 Value After Taxes on Distributions		(34.16%)	(15.09%)
ProShares UltraShort Russell1000 Value After Taxes on Distributions and Sale of Shares		(22.21%)	(11.65%)
ProShares UltraShort Russell1000 Value Russell 1000 Value Index	[1]	15.51%	(4.30%)
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort Russell1000 Value | ProShares UltraShort Russell1000 Value
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	2.42%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	3.17%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.22%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	769
5 Years	rr_ExpenseExampleYear05	1,465
10 Years	rr_ExpenseExampleYear10	3,322
Annual Return 2008	rr_AnnualReturn2008	48.06%
Annual Return 2009	rr_AnnualReturn2009	(49.22%)
Annual Return 2010	rr_AnnualReturn2010	(34.16%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(13.55%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.15%)
One Year	rr_AverageAnnualReturnYear01	(34.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	(14.18%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2007
ProShares UltraShort Russell1000 Value | ProShares UltraShort Russell1000 Value | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(34.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	(15.09%)
ProShares UltraShort Russell1000 Value | ProShares UltraShort Russell1000 Value | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(22.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	(11.65%)
ProShares UltraShort Russell1000 Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraShort Russell1000 Value

Important Information About the Fund

ProShares UltraShort Russell1000 Value (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Russell 1000® Value Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is designed to provide a comprehensive measure of large-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000® Index that have been identified as being on the value end of the growth-value spectrum. As of June 30, 2011, the Index included companies with capitalizations between  $660.9 million and  $400.9 billion. The average capitalization of the companies comprising the Index was approximately  $14.8 billion. The Index is published under the Bloomberg ticker symbol "RLV."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 26.60% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 26.60% of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 27.36%. The Index's highest June to June volatility rate during the five-year period was 50.16% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 1.15%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises — a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Value Investing Risk — Value investing carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock deemed to be undervalued may actually be appropriately priced or overvalued. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to twice the inverse (-2x) of the index, such occurrence may introduce more volatility to the Fund.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 3/31/2009): 21.81% Worst Quarter (ended 6/30/2009): -32.15% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -13.55%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

ProShares UltraShort Russell1000 Value | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.51%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(4.30%)	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares UltraShort Russell1000 Growth

UltraShort Russell1000 Growth

Important Information About the Fund

ProShares UltraShort Russell1000 Growth (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Russell 1000® Growth Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is designed to provide a comprehensive measure of large-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000® Index that have been identified as being on the growth end of the growth-value spectrum. As of June 30, 2011, the Index included companies with capitalizations between  $1.4 billion and  $400.8 billion. The average capitalization of the companies comprising the Index was approximately  $16.4 billion. The Index is published under the Bloomberg ticker symbol "RLG."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort Russell1000 Growth
Investment Advisory Fees		0.75%
Other Expenses		1.79%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		2.54%
Fee Waiver/Reimbursement	[1]	(1.59%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraShort Russell1000 Growth	97	639	1,207	2,756

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 23.64%. The Index's highest June to June volatility rate during the five-year period was 42.31% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 5.33%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Growth Investing Risk — An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to twice the inverse (-2x) of the Index, such occurrence may introduce more volatility to the Fund.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises — a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 12/31/2008): 23.84% Worst Quarter (ended 6/30/2009): -29.41% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -15.15%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraShort Russell1000 Growth		(33.90%)	(17.45%)	Feb 20, 2007
ProShares UltraShort Russell1000 Growth After Taxes on Distributions		(33.90%)	(19.89%)
ProShares UltraShort Russell1000 Growth After Taxes on Distributions and Sale of Shares		(22.04%)	(13.84%)
ProShares UltraShort Russell1000 Growth Russell 1000 Growth Index	[1]	16.71%	1.43%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort Russell1000 Growth | ProShares UltraShort Russell1000 Growth
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	1.79%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	2.54%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.59%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	639
5 Years	rr_ExpenseExampleYear05	1,207
10 Years	rr_ExpenseExampleYear10	2,756
Annual Return 2008	rr_AnnualReturn2008	79.96%
Annual Return 2009	rr_AnnualReturn2009	(56.38%)
Annual Return 2010	rr_AnnualReturn2010	(33.90%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(15.15%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.41%)
One Year	rr_AverageAnnualReturnYear01	(33.90%)
Since Inception	rr_AverageAnnualReturnSinceInception	(17.45%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2007
ProShares UltraShort Russell1000 Growth | ProShares UltraShort Russell1000 Growth | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(33.90%)
Since Inception	rr_AverageAnnualReturnSinceInception	(19.89%)
ProShares UltraShort Russell1000 Growth | ProShares UltraShort Russell1000 Growth | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(22.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	(13.84%)
ProShares UltraShort Russell1000 Growth
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraShort Russell1000 Growth

Important Information About the Fund

ProShares UltraShort Russell1000 Growth (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Russell 1000® Growth Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is designed to provide a comprehensive measure of large-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000® Index that have been identified as being on the growth end of the growth-value spectrum. As of June 30, 2011, the Index included companies with capitalizations between  $1.4 billion and  $400.8 billion. The average capitalization of the companies comprising the Index was approximately  $16.4 billion. The Index is published under the Bloomberg ticker symbol "RLG."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 23.64%. The Index's highest June to June volatility rate during the five-year period was 42.31% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 5.33%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Growth Investing Risk — An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to twice the inverse (-2x) of the Index, such occurrence may introduce more volatility to the Fund.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises — a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 12/31/2008): 23.84% Worst Quarter (ended 6/30/2009): -29.41% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -15.15%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

ProShares UltraShort Russell1000 Growth | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.71%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.43%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares UltraShort Russell MidCap Value

UltraShort Russell MidCap Value

Important Information About the Fund

ProShares UltraShort Russell MidCap Value (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Russell MidCap® Value Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is designed to provide a comprehensive measure of mid-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap® Index that have been identified as being on the value end of the growth-value spectrum. As of June 30, 2011, the Index included companies with capitalizations between  $660.9 million and  $17.8 billion. The average capitalization of the companies comprising the Index was approximately  $5.6 billion. The Index is published under the Bloomberg ticker symbol "RMV."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort Russell MidCap Value
Investment Advisory Fees		0.75%
Other Expenses		3.24%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		3.99%
Fee Waiver/Reimbursement	[1]	(3.04%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraShort Russell MidCap Value	97	936	1,791	4,008

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 31.04% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 28.46%. The Index's highest June to June volatility rate during the five-year period was 51.65% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 4.01%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Value Investing Risk — Value investing carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock deemed to be undervalued may actually be appropriately priced or overvalued. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to twice the inverse (-2x) of the index, such occurrence may introduce more volatility to the Fund.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 12/31/2008): 25.33% Worst Quarter (ended 6/30/2009): -38.28% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -15.29%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraShort Russell MidCap Value		(45.10%)	(21.64%)	Feb 20, 2007
ProShares UltraShort Russell MidCap Value After Taxes on Distributions		(45.10%)	(25.54%)
ProShares UltraShort Russell MidCap Value After Taxes on Distributions and Sale of Shares		(29.31%)	(15.67%)
ProShares UltraShort Russell MidCap Value Russell Midcap Value Index	[1]	24.75%	(1.31%)
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort Russell MidCap Value | ProShares UltraShort Russell MidCap Value
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	3.24%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	3.99%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.04%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	936
5 Years	rr_ExpenseExampleYear05	1,791
10 Years	rr_ExpenseExampleYear10	4,008
Annual Return 2008	rr_AnnualReturn2008	52.57%
Annual Return 2009	rr_AnnualReturn2009	(62.05%)
Annual Return 2010	rr_AnnualReturn2010	(45.10%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(15.29%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(38.28%)
One Year	rr_AverageAnnualReturnYear01	(45.10%)
Since Inception	rr_AverageAnnualReturnSinceInception	(21.64%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2007
ProShares UltraShort Russell MidCap Value | ProShares UltraShort Russell MidCap Value | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(45.10%)
Since Inception	rr_AverageAnnualReturnSinceInception	(25.54%)
ProShares UltraShort Russell MidCap Value | ProShares UltraShort Russell MidCap Value | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(29.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	(15.67%)
ProShares UltraShort Russell MidCap Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraShort Russell MidCap Value

Important Information About the Fund

ProShares UltraShort Russell MidCap Value (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Russell MidCap® Value Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is designed to provide a comprehensive measure of mid-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap® Index that have been identified as being on the value end of the growth-value spectrum. As of June 30, 2011, the Index included companies with capitalizations between  $660.9 million and  $17.8 billion. The average capitalization of the companies comprising the Index was approximately  $5.6 billion. The Index is published under the Bloomberg ticker symbol "RMV."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 31.04% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 31.04% of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 28.46%. The Index's highest June to June volatility rate during the five-year period was 51.65% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 4.01%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Value Investing Risk — Value investing carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock deemed to be undervalued may actually be appropriately priced or overvalued. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to twice the inverse (-2x) of the index, such occurrence may introduce more volatility to the Fund.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 12/31/2008): 25.33% Worst Quarter (ended 6/30/2009): -38.28% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -15.29%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

ProShares UltraShort Russell MidCap Value | Russell Midcap Value Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	24.75%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.31%)	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares UltraShort Russell MidCap Growth

UltraShort Russell MidCap Growth

Important Information About the Fund

ProShares UltraShort Russell MidCap Growth (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Russell MidCap® Growth Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is designed to provide a comprehensive measure of mid-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap® Index that have been identified as being on the growth end of the growth-value spectrum. As of June 30, 2011, the Index included companies with capitalizations between  $1.4 billion and  $17.9 billion. The average capitalization of the companies comprising the Index was approximately  $6.3 billion. The Index is published under the Bloomberg ticker symbol "RDG."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort Russell MidCap Growth
Investment Advisory Fees		0.75%
Other Expenses		2.52%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		3.27%
Fee Waiver/Reimbursement	[1]	(2.32%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraShort Russell MidCap Growth	97	789	1,506	3,408

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 27.39%. The Index's highest June to June volatility rate during the five-year period was 48.99% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 6.28%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Growth Investing Risk — An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to twice the inverse (-2x) of the Index, such occurrence may introduce more volatility to the Fund.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 9/30/2008): 37.61% Worst Quarter (ended 6/30/2009): -36.46% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -20.15%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraShort Russell MidCap Growth		(45.69%)	(24.01%)	Feb 20, 2007
ProShares UltraShort Russell MidCap Growth After Taxes on Distributions		(45.69%)	(27.21%)
ProShares UltraShort Russell MidCap Growth After Taxes on Distributions and Sale of Shares		(29.70%)	(17.31%)
ProShares UltraShort Russell MidCap Growth Russell Midcap Growth Index	[1]	26.38%	1.82%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort Russell MidCap Growth | ProShares UltraShort Russell MidCap Growth
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	2.52%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	3.27%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.32%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	789
5 Years	rr_ExpenseExampleYear05	1,506
10 Years	rr_ExpenseExampleYear10	3,408
Annual Return 2008	rr_AnnualReturn2008	90.67%
Annual Return 2009	rr_AnnualReturn2009	(65.16%)
Annual Return 2010	rr_AnnualReturn2010	(45.69%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(20.15%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.46%)
One Year	rr_AverageAnnualReturnYear01	(45.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	(24.01%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2007
ProShares UltraShort Russell MidCap Growth | ProShares UltraShort Russell MidCap Growth | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(45.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	(27.21%)
ProShares UltraShort Russell MidCap Growth | ProShares UltraShort Russell MidCap Growth | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(29.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	(17.31%)
ProShares UltraShort Russell MidCap Growth
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraShort Russell MidCap Growth

Important Information About the Fund

ProShares UltraShort Russell MidCap Growth (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Russell MidCap® Growth Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is designed to provide a comprehensive measure of mid-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap® Index that have been identified as being on the growth end of the growth-value spectrum. As of June 30, 2011, the Index included companies with capitalizations between  $1.4 billion and  $17.9 billion. The average capitalization of the companies comprising the Index was approximately  $6.3 billion. The Index is published under the Bloomberg ticker symbol "RDG."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 27.39%. The Index's highest June to June volatility rate during the five-year period was 48.99% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 6.28%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Growth Investing Risk — An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to twice the inverse (-2x) of the Index, such occurrence may introduce more volatility to the Fund.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 9/30/2008): 37.61% Worst Quarter (ended 6/30/2009): -36.46% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -20.15%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

ProShares UltraShort Russell MidCap Growth | Russell Midcap Growth Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.38%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.82%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares UltraShort Russell2000 Value

UltraShort Russell 2000 Value

Important Information About the Fund

ProShares UltraShort Russell 2000 Value (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Russell 2000® Value Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is designed to provide a comprehensive measure of small-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000® Index that have been identified as being on the value end of the growth-value spectrum. As of June 30, 2011, the Index included companies with capitalizations between  $96.2 million and  $3.1 billion. The average capitalization of the companies comprising the Index was approximately  $674 million. The Index is published under the Bloomberg ticker symbol "RUJ."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort Russell2000 Value
Investment Advisory Fees		0.75%
Other Expenses		1.32%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		2.07%
Fee Waiver/Reimbursement	[1]	(1.12%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraShort Russell2000 Value	97	540	1,010	2,311

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 33.49% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 32.72%. The Index's highest June to June volatility rate during the five-year period was 57.25% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 2.24%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises — a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Value Investing Risk — Value investing carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock deemed to be undervalued may actually be appropriately priced or overvalued. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to twice the inverse (-2x) of the index, such occurrence may introduce more volatility to the Fund.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting  proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 3/31/2009): 22.53% Worst Quarter (ended 6/30/2009): -37.76% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -12.32%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraShort Russell2000 Value		(48.66%)	(27.32%)	Feb 20, 2007
ProShares UltraShort Russell2000 Value After Taxes on Distributions		(48.66%)	(29.63%)
ProShares UltraShort Russell2000 Value After Taxes on Distributions and Sale of Shares		(31.63%)	(20.21%)
ProShares UltraShort Russell2000 Value Russell 2000 Value Index	[1]	24.50%	(2.08%)
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort Russell2000 Value | ProShares UltraShort Russell2000 Value
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	1.32%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	2.07%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.12%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	540
5 Years	rr_ExpenseExampleYear05	1,010
10 Years	rr_ExpenseExampleYear10	2,311
Annual Return 2008	rr_AnnualReturn2008	2.03%
Annual Return 2009	rr_AnnualReturn2009	(57.86%)
Annual Return 2010	rr_AnnualReturn2010	(48.66%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(12.32%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.76%)
One Year	rr_AverageAnnualReturnYear01	(48.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	(27.32%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2007
ProShares UltraShort Russell2000 Value | ProShares UltraShort Russell2000 Value | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(48.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	(29.63%)
ProShares UltraShort Russell2000 Value | ProShares UltraShort Russell2000 Value | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(31.63%)
Since Inception	rr_AverageAnnualReturnSinceInception	(20.21%)
ProShares UltraShort Russell2000 Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraShort Russell 2000 Value

Important Information About the Fund

ProShares UltraShort Russell 2000 Value (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Russell 2000® Value Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is designed to provide a comprehensive measure of small-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000® Index that have been identified as being on the value end of the growth-value spectrum. As of June 30, 2011, the Index included companies with capitalizations between  $96.2 million and  $3.1 billion. The average capitalization of the companies comprising the Index was approximately  $674 million. The Index is published under the Bloomberg ticker symbol "RUJ."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 33.49% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 33.49% of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 32.72%. The Index's highest June to June volatility rate during the five-year period was 57.25% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 2.24%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises — a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Value Investing Risk — Value investing carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock deemed to be undervalued may actually be appropriately priced or overvalued. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to twice the inverse (-2x) of the index, such occurrence may introduce more volatility to the Fund.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting  proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 3/31/2009): 22.53% Worst Quarter (ended 6/30/2009): -37.76% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -12.32%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

ProShares UltraShort Russell2000 Value | Russell 2000 Value Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	24.50%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.08%)	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares UltraShort Russell2000 Growth
UltraShort Russell2000 Growth

Important Information About the Fund

ProShares UltraShort Russell2000 Growth (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Russell 2000® Growth Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is designed to provide a comprehensive measure of small-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000® Index that have been identified as being on the growth end of the growth-value spectrum. As of June 30, 2011, the Index included companies with capitalizations between  $76.4 million and  $3.1 billion. The average capitalization of the companies comprising the Index was approximately  $846.6 million. The Index is published under the Bloomberg ticker symbol "RUO."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort Russell2000 Growth
Investment Advisory Fees		0.75%
Other Expenses		1.06%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.81%
Fee Waiver/Reimbursement	[1]	(0.86%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraShort Russell2000 Growth	97	486	900	2,056

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the consumer, non-cyclical industry groups, which comprised approximately 27.90% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 29.99%. The Index's highest June to June volatility rate during the five-year period was 50.63% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 5.79%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Consumer Goods Industry Risk — The Fund is subject to risks faced by companies in the consumer goods economic sector to the same extent as the Index is so concentrated, including: governmental regulation affecting the permissibility of using various food additives and production methods could affect profitability; new laws or litigation that may adversely affect tobacco companies; fads, marketing campaigns and other factors affecting supply and demand that may strongly affect securities prices and profitability of food, soft drink and fashion related products; and international events that may affect food and beverage companies that derive a substantial portion of their net income from foreign countries. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Growth Investing Risk — An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to twice the inverse (-2x) of the Index, such occurrence may introduce more volatility to the Fund.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 3/31/2008): 25.81% Worst Quarter (ended 6/30/2009): -40.26% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -21.01%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraShort Russell2000 Growth		(51.16%)	(28.62%)	Feb 20, 2007
ProShares UltraShort Russell2000 Growth After Taxes on Distributions		(51.16%)	(32.47%)
ProShares UltraShort Russell2000 Growth After Taxes on Distributions and Sale of Shares		(33.26%)	(20.33%)
ProShares UltraShort Russell2000 Growth Russell 2000 Growth Index	[1]	29.09%	2.04%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort Russell2000 Growth | ProShares UltraShort Russell2000 Growth
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	1.06%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.81%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.86%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	486
5 Years	rr_ExpenseExampleYear05	900
10 Years	rr_ExpenseExampleYear10	2,056
Annual Return 2008	rr_AnnualReturn2008	48.53%
Annual Return 2009	rr_AnnualReturn2009	(61.53%)
Annual Return 2010	rr_AnnualReturn2010	(51.16%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(21.01%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(40.26%)
One Year	rr_AverageAnnualReturnYear01	(51.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	(28.62%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2007
ProShares UltraShort Russell2000 Growth | ProShares UltraShort Russell2000 Growth | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(51.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	(32.47%)
ProShares UltraShort Russell2000 Growth | ProShares UltraShort Russell2000 Growth | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(33.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	(20.33%)
ProShares UltraShort Russell2000 Growth
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading
UltraShort Russell2000 Growth

Important Information About the Fund

ProShares UltraShort Russell2000 Growth (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Russell 2000® Growth Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is designed to provide a comprehensive measure of small-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000® Index that have been identified as being on the growth end of the growth-value spectrum. As of June 30, 2011, the Index included companies with capitalizations between  $76.4 million and  $3.1 billion. The average capitalization of the companies comprising the Index was approximately  $846.6 million. The Index is published under the Bloomberg ticker symbol "RUO."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the consumer, non-cyclical industry groups, which comprised approximately 27.90% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the consumer, non-cyclical industry groups, which comprised approximately 27.90% of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 29.99%. The Index's highest June to June volatility rate during the five-year period was 50.63% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 5.79%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Consumer Goods Industry Risk — The Fund is subject to risks faced by companies in the consumer goods economic sector to the same extent as the Index is so concentrated, including: governmental regulation affecting the permissibility of using various food additives and production methods could affect profitability; new laws or litigation that may adversely affect tobacco companies; fads, marketing campaigns and other factors affecting supply and demand that may strongly affect securities prices and profitability of food, soft drink and fashion related products; and international events that may affect food and beverage companies that derive a substantial portion of their net income from foreign countries. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Growth Investing Risk — An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to twice the inverse (-2x) of the Index, such occurrence may introduce more volatility to the Fund.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Small- and Mid-Cap Company Investment Risk — The Index, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 3/31/2008): 25.81% Worst Quarter (ended 6/30/2009): -40.26% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -21.01%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

ProShares UltraShort Russell2000 Growth | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	29.09%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.04%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Short Basic Materials

Short Basic Materials

Important Information About the Fund

ProShares Short Basic Materials (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Dow Jones U.S. Basic MaterialsSM Index (the "Index") for that period. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal. As of June 30, 2011, the Index included companies with capitalizations between  $777.3 million and  $49.8 billion. The average capitalization of the companies comprising the Index was approximately  $7.9 billion. The Index is published under the Bloomberg ticker symbol "DJUSBM."

The Fund is different from most exchange-traded funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Short Basic Materials
Investment Advisory Fees		0.75%
Other Expenses		1.46%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		2.21%
Fee Waiver/Reimbursement	[1]	(1.26%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Short Basic Materials	97	570	1,069	2,445

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the chemicals industry group, which comprised approximately 55.67% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

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Basic Materials Industry Risk — The Fund is subject to risks faced by companies in the basic materials economic sector to the same extent as the Index is so concentrated, including: adverse effects from commodity price volatility, exchange rates, import controls and increased competition; the possibility that production of industrial materials will exceed demand as a result of overbuilding or economic downturns, leading to poor investment returns; risk for environmental damage and product liability claims; and adverse effects from depletion of resources, technical progress, labor relations and government regulations. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return the same as or more than the inverse performance (-1x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse performance (-1x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-100% One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 36.83%. The Index's highest June to June volatility rate during the five-year period was 64.89% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 9.55%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -1x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of the inverse (-1x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Short Basic Materials | ProShares Short Basic Materials
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	1.46%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	2.21%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.26%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	570
5 Years	rr_ExpenseExampleYear05	1,069
10 Years	rr_ExpenseExampleYear10	2,445
ProShares Short Basic Materials
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Short Basic Materials

Important Information About the Fund

ProShares Short Basic Materials (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Dow Jones U.S. Basic MaterialsSM Index (the "Index") for that period. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal. As of June 30, 2011, the Index included companies with capitalizations between  $777.3 million and  $49.8 billion. The average capitalization of the companies comprising the Index was approximately  $7.9 billion. The Index is published under the Bloomberg ticker symbol "DJUSBM."

The Fund is different from most exchange-traded funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the chemicals industry group, which comprised approximately 55.67% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the chemicals industry group, which comprised approximately 55.67% of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

•

Basic Materials Industry Risk — The Fund is subject to risks faced by companies in the basic materials economic sector to the same extent as the Index is so concentrated, including: adverse effects from commodity price volatility, exchange rates, import controls and increased competition; the possibility that production of industrial materials will exceed demand as a result of overbuilding or economic downturns, leading to poor investment returns; risk for environmental damage and product liability claims; and adverse effects from depletion of resources, technical progress, labor relations and government regulations. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return the same as or more than the inverse performance (-1x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse performance (-1x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-100% One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 36.83%. The Index's highest June to June volatility rate during the five-year period was 64.89% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 9.55%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -1x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of the inverse (-1x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for a full calendar year

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

ProShares Short Financials

Short Financials

Important Information About the Fund

ProShares Short Financials (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Dow Jones U.S. FinancialsSM Index (the "Index") for that period. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges. As of June 30, 2011, the Index included companies with capitalizations between  $557 million and  $162.7 billion. The average capitalization of the companies comprising the Index was approximately  $8.7 billion. The Index is published under the Bloomberg ticker symbol "DJUSFN."

The Fund is different from most exchange-traded funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Short Financials
Investment Advisory Fees		0.75%
Other Expenses		0.30%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.05%
Fee Waiver/Reimbursement	[1]	(0.10%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Short Financials	97	324	570	1,274

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the banks, which comprised approximately 35.57% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return the same as or more than the inverse performance (-1x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse performance (-1x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-100% One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 43.68%. The Index's highest June to June volatility rate during the five-year period was 84.8% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was -9.33%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -1x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of the inverse (-1x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 6/30/2010): 11.59% Worst Quarter (ended 6/30/2009): -30.71% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -0.68%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Short Financials		(17.42%)	(20.98%)	Jun 10, 2008
ProShares Short Financials After Taxes on Distributions		(17.42%)	(21.44%)
ProShares Short Financials After Taxes on Distributions and Sale of Shares		(11.32%)	(17.39%)
ProShares Short Financials Dow Jones U.S. FinancialsSM Index	[1]	12.72%	(8.59%)
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse results (i.e., -1x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Short Financials | ProShares Short Financials
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.05%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	324
5 Years	rr_ExpenseExampleYear05	570
10 Years	rr_ExpenseExampleYear10	1,274
Annual Return 2009	rr_AnnualReturn2009	(41.32%)
Annual Return 2010	rr_AnnualReturn2010	(17.42%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.68%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.71%)
One Year	rr_AverageAnnualReturnYear01	(17.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	(20.98%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 10, 2008
ProShares Short Financials | ProShares Short Financials | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(17.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	(21.44%)
ProShares Short Financials | ProShares Short Financials | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(11.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	(17.39%)
ProShares Short Financials
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Short Financials

Important Information About the Fund

ProShares Short Financials (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Dow Jones U.S. FinancialsSM Index (the "Index") for that period. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges. As of June 30, 2011, the Index included companies with capitalizations between  $557 million and  $162.7 billion. The average capitalization of the companies comprising the Index was approximately  $8.7 billion. The Index is published under the Bloomberg ticker symbol "DJUSFN."

The Fund is different from most exchange-traded funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the banks, which comprised approximately 35.57% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the banks, which comprised approximately 35.57% of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return the same as or more than the inverse performance (-1x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse performance (-1x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-100% One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 43.68%. The Index's highest June to June volatility rate during the five-year period was 84.8% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was -9.33%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -1x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of the inverse (-1x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 6/30/2010): 11.59% Worst Quarter (ended 6/30/2009): -30.71% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -0.68%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse results (i.e., -1x). Shareholders should actively monitor their investments.

ProShares Short Financials | Dow Jones U.S. FinancialsSM Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.72%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(8.59%)	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Short Oil & Gas

Short Oil & Gas

Important Information About the Fund

ProShares Short Oil & Gas (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Dow Jones U.S. Oil & GasSM Index (the "Index") for that period. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers. As of June 30, 2011, the Index included companies with capitalizations between  $279.6 million and  $400.9 billion. The average capitalization of the companies comprising the Index was approximately  $18.1 billion. The Index is published under the Bloomberg ticker symbol "DJUSEN."

The Fund is different from most exchange-traded funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Short Oil & Gas
Investment Advisory Fees		0.75%
Other Expenses		1.16%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.91%
Fee Waiver/Reimbursement	[1]	(0.96%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Short Oil & Gas	97	507	942	2,155

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the oil and gas producers and oil equipment, services and distribution industry groups, which comprised approximately 74.20% and 25.31%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return the same as or more than the inverse performance (-1x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse performance (-1x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-100% One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 34.89%. The Index's highest June to June volatility rate during the five-year period was 62.94% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 7.94%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -1x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Energy Industry Risk — The Fund is subject to risks faced by companies in the energy sector to the same extent as the Index is so concentrated, including: effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; and risk for environmental damage claims. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of the inverse (-1x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 6/30/2010): 12.05% Worst Quarter (ended 12/31/2010): -18.17% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -12.64%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Short Oil & Gas		(21.40%)	(9.69%)	Jun 10, 2008
ProShares Short Oil & Gas After Taxes on Distributions		(21.40%)	(12.87%)
ProShares Short Oil & Gas After Taxes on Distributions and Sale of Shares		(13.91%)	(9.18%)
ProShares Short Oil & Gas Dow Jones U.S. Oil & GasSM Index	[1]	19.70%	(6.96%)
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse results (i.e., -1x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Short Oil & Gas | ProShares Short Oil & Gas
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	1.16%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.91%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.96%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	507
5 Years	rr_ExpenseExampleYear05	942
10 Years	rr_ExpenseExampleYear10	2,155
Annual Return 2009	rr_AnnualReturn2009	(24.68%)
Annual Return 2010	rr_AnnualReturn2010	(21.40%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(12.64%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.17%)
One Year	rr_AverageAnnualReturnYear01	(21.40%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.69%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 10, 2008
ProShares Short Oil & Gas | ProShares Short Oil & Gas | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(21.40%)
Since Inception	rr_AverageAnnualReturnSinceInception	(12.87%)
ProShares Short Oil & Gas | ProShares Short Oil & Gas | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.18%)
ProShares Short Oil & Gas
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Short Oil & Gas

Important Information About the Fund

ProShares Short Oil & Gas (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Dow Jones U.S. Oil & GasSM Index (the "Index") for that period. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers. As of June 30, 2011, the Index included companies with capitalizations between  $279.6 million and  $400.9 billion. The average capitalization of the companies comprising the Index was approximately  $18.1 billion. The Index is published under the Bloomberg ticker symbol "DJUSEN."

The Fund is different from most exchange-traded funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the oil and gas producers and oil equipment, services and distribution industry groups, which comprised approximately 74.20% and 25.31%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the oil and gas producers and oil equipment, services and distribution industry groups, which comprised approximately 74.20% and 25.31%, respectively, of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return the same as or more than the inverse performance (-1x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse performance (-1x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-100% One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 34.89%. The Index's highest June to June volatility rate during the five-year period was 62.94% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 7.94%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -1x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Energy Industry Risk — The Fund is subject to risks faced by companies in the energy sector to the same extent as the Index is so concentrated, including: effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; and risk for environmental damage claims. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of the inverse (-1x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 6/30/2010): 12.05% Worst Quarter (ended 12/31/2010): -18.17% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -12.64%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse results (i.e., -1x). Shareholders should actively monitor their investments.

ProShares Short Oil & Gas | Dow Jones U.S. Oil & GasSM Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	19.70%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(6.96%)	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Short Real Estate

Short Real Estate

Important Information About the Fund

ProShares Short Real Estate (the "Fund") seeks investment results for a single day only , not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Dow Jones U.S. Real EstateSM Index (the "Index") for that period. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include, among others, real estate holding and development and real estate services companies and real estate investment trusts ("REITs") that invest in industrial, offices and retail properties REITs are passive investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. As of June 30, 2011, the Index included companies with capitalizations between  $586.6 million and  $34 billion. The average capitalization of the companies comprising the Index was approximately  $5 billion. The Index is published under the Bloomberg ticker symbol "DJUSRE."

The Fund is different from most exchange-traded funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Short Real Estate
Investment Advisory Fees		0.75%
Other Expenses		0.58%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.33%
Fee Waiver/Reimbursement	[1]	(0.38%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Short Real Estate	97	384	692	1,568

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the real estate industry group, which comprised 100% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return the same as or more than the inverse performance (-1x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse performance (-1x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-100% One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 48.47%. The Index's highest June to June volatility rate during the five-year period was 94.35% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 1.32%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over-

or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -1x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of the inverse (-1x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Real Estate Industry Risk — The Fund is subject to risks faced by companies in the real estate industry to the same extent as the Index is so concentrated, including: adverse changes in national, state or local real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates); obsolescence of properties; changes in the availability, cost and terms of mortgage funds; the impact of environmental laws; failure to comply with the federal tax requirements affecting REITs which could subject a REIT to federal income taxation; and the risk that the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders could result in a REIT having insufficient capital for future expenditures. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Short Real Estate | ProShares Short Real Estate
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.33%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	384
5 Years	rr_ExpenseExampleYear05	692
10 Years	rr_ExpenseExampleYear10	1,568
ProShares Short Real Estate
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Short Real Estate

Important Information About the Fund

ProShares Short Real Estate (the "Fund") seeks investment results for a single day only , not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Dow Jones U.S. Real EstateSM Index (the "Index") for that period. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include, among others, real estate holding and development and real estate services companies and real estate investment trusts ("REITs") that invest in industrial, offices and retail properties REITs are passive investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. As of June 30, 2011, the Index included companies with capitalizations between  $586.6 million and  $34 billion. The average capitalization of the companies comprising the Index was approximately  $5 billion. The Index is published under the Bloomberg ticker symbol "DJUSRE."

The Fund is different from most exchange-traded funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the real estate industry group, which comprised 100% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the real estate industry group, which comprised 100% of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return the same as or more than the inverse performance (-1x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse performance (-1x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-100% One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 48.47%. The Index's highest June to June volatility rate during the five-year period was 94.35% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 1.32%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over-

or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -1x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of the inverse (-1x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Real Estate Industry Risk — The Fund is subject to risks faced by companies in the real estate industry to the same extent as the Index is so concentrated, including: adverse changes in national, state or local real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates); obsolescence of properties; changes in the availability, cost and terms of mortgage funds; the impact of environmental laws; failure to comply with the federal tax requirements affecting REITs which could subject a REIT to federal income taxation; and the risk that the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders could result in a REIT having insufficient capital for future expenditures. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for a full calendar year

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

ProShares Short KBW Regional Banking

Short KBW Regional Banking

Important Information About the Fund

ProShares Short KBW Regional Banking (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the KBW Regional Banking IndexSM (the "Index") for that period. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The KBW Regional Banking Index is an equal-weighted index that seeks to provide diverse regional banking exposure. The Index includes stocks of 50 publicly traded companies that do business as regional banks or thrifts. Component companies include, among others, leading regional banks or thrifts listed on a U.S. exchange. As of June 30, 2011, the Index included companies with capitalizations between approximately  $503.3 million and  $4.3 billion. The average capitalization of the companies comprising the Index was approximately  $1.5 billion. The Index is published under the Bloomberg ticker symbol "KRX."

The Fund is different from most exchange-traded funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Short KBW Regional Banking
Investment Advisory Fees		0.75%
Other Expenses		0.49%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.24%
Fee Waiver/Reimbursement	[1]	(0.29%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Short KBW Regional Banking	97	365	653	1,474

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately approximately 100% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return the same as or more than the inverse performance (-1x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse performance (-1x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-100% One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 43.93%. The Index's highest June to June volatility rate during the five-year period was 80.67% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was -9.23%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -1x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of the inverse (-1x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Short KBW Regional Banking | ProShares Short KBW Regional Banking
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.24%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	365
5 Years	rr_ExpenseExampleYear05	653
10 Years	rr_ExpenseExampleYear10	1,474
ProShares Short KBW Regional Banking
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Short KBW Regional Banking

Important Information About the Fund

ProShares Short KBW Regional Banking (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the KBW Regional Banking IndexSM (the "Index") for that period. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The KBW Regional Banking Index is an equal-weighted index that seeks to provide diverse regional banking exposure. The Index includes stocks of 50 publicly traded companies that do business as regional banks or thrifts. Component companies include, among others, leading regional banks or thrifts listed on a U.S. exchange. As of June 30, 2011, the Index included companies with capitalizations between approximately  $503.3 million and  $4.3 billion. The average capitalization of the companies comprising the Index was approximately  $1.5 billion. The Index is published under the Bloomberg ticker symbol "KRX."

The Fund is different from most exchange-traded funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately approximately 100% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately approximately 100% of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return the same as or more than the inverse performance (-1x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse performance (-1x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-100% One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 43.93%. The Index's highest June to June volatility rate during the five-year period was 80.67% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was -9.23%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -1x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of the inverse (-1x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for a full calendar year

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

ProShares UltraShort Basic Materials

UltraShort Basic Materials

Important Information About the Fund

ProShares UltraShort Basic Materials (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Dow Jones U.S. Basic MaterialsSM Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal. As of June 30, 2011, the Index included companies with capitalizations between  $777.3 million and  $49.8 billion. The average capitalization of the companies comprising the Index was approximately  $7.9 billion. The Index is published under the Bloomberg ticker symbol "DJUSBM."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort Basic Materials
Investment Advisory Fees		0.75%
Other Expenses		0.31%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.06%
Fee Waiver/Reimbursement	[1]	(0.11%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraShort Basic Materials	97	326	574	1,284

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the chemicals industry group, which comprised approximately 55.67% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Basic Materials Industry Risk — The Fund is subject to risks faced by companies in the basic materials economic sector to the same extent as the Index is so concentrated, including: adverse effects from commodity price volatility, exchange rates, import controls and increased competition; the possibility that production of industrial materials will exceed demand as a result of overbuilding or economic downturns, leading to poor investment returns; risk for environmental damage and product liability claims; and adverse effects from depletion of resources, technical progress, labor relations and government regulations. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 36.83%. The Index's highest June to June volatility rate during the five-year period was 64.89% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 9.55%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 9/30/2008): 82.09% Worst Quarter (ended 6/30/2009): -44.08% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -12.26%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraShort Basic Materials		(54.71%)	(45.53%)	Jan 30, 2007
ProShares UltraShort Basic Materials After Taxes on Distributions		(54.71%)	(47.68%)
ProShares UltraShort Basic Materials After Taxes on Distributions and Sale of Shares		(35.56%)	(29.23%)
ProShares UltraShort Basic Materials Dow Jones U.S. Basic MaterialsSM Index	[1]	31.73%	8.40%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort Basic Materials | ProShares UltraShort Basic Materials
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.06%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	326
5 Years	rr_ExpenseExampleYear05	574
10 Years	rr_ExpenseExampleYear10	1,284
Annual Return 2008	rr_AnnualReturn2008	51.16%
Annual Return 2009	rr_AnnualReturn2009	(78.13%)
Annual Return 2010	rr_AnnualReturn2010	(54.71%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(12.26%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	82.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(44.08%)
One Year	rr_AverageAnnualReturnYear01	(54.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	(45.53%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 30, 2007
ProShares UltraShort Basic Materials | ProShares UltraShort Basic Materials | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(54.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	(47.68%)
ProShares UltraShort Basic Materials | ProShares UltraShort Basic Materials | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(35.56%)
Since Inception	rr_AverageAnnualReturnSinceInception	(29.23%)
ProShares UltraShort Basic Materials
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraShort Basic Materials

Important Information About the Fund

ProShares UltraShort Basic Materials (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Dow Jones U.S. Basic MaterialsSM Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal. As of June 30, 2011, the Index included companies with capitalizations between  $777.3 million and  $49.8 billion. The average capitalization of the companies comprising the Index was approximately  $7.9 billion. The Index is published under the Bloomberg ticker symbol "DJUSBM."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the chemicals industry group, which comprised approximately 55.67% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the chemicals industry group, which comprised approximately 55.67% of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Basic Materials Industry Risk — The Fund is subject to risks faced by companies in the basic materials economic sector to the same extent as the Index is so concentrated, including: adverse effects from commodity price volatility, exchange rates, import controls and increased competition; the possibility that production of industrial materials will exceed demand as a result of overbuilding or economic downturns, leading to poor investment returns; risk for environmental damage and product liability claims; and adverse effects from depletion of resources, technical progress, labor relations and government regulations. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 36.83%. The Index's highest June to June volatility rate during the five-year period was 64.89% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 9.55%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 9/30/2008): 82.09% Worst Quarter (ended 6/30/2009): -44.08% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -12.26%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

ProShares UltraShort Basic Materials | Dow Jones U.S. Basic MaterialsSM Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	31.73%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	8.40%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares UltraShort Nasdaq Biotechnology

UltraShort Nasdaq Biotechnology

Important Information About the Fund

ProShares UltraShort Nasdaq Biotechnology (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Nasdaq Biotechnology Index® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a modified capitalization weighted index that includes securities of NASDAQ listed companies that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark ("ICB") which also meet other eligibility criteria determined by NASDAQ, including minimum market capitalization and liquidity requirements. As of June 30, 2011, the Index included companies with capitalizations between  $73 million and  $54.2 billion. The average capitalization of the companies comprising the Index was approximately  $3 billion. The Index is published under the Bloomberg ticker symbol "NBI."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort Nasdaq Biotechnology
Investment Advisory Fees		0.75%
Other Expenses		1.45%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		2.20%
Fee Waiver/Reimbursement	[1]	(1.25%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraShort Nasdaq Biotechnology	97	568	1,065	2,436

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the consumer, non-cyclical industry groups, which comprised approximately 100% of the market capitalization of the Index.

The Fund will not directly short the securities of issuers contained in the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Biotechnology Industry Risk — The Fund is subject to risks faced by companies in the biotechnology economic sector to the same extent as the Index is so concentrated, including: heavy dependence on patents and intellectual property rights, with profitability affected by the loss or impairment of such rights; risks of new technologies and competitive pressures; large expenditures on research and development of products or services that may not prove commercially successful or may become obsolete quickly; regulations and restrictions imposed by the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, such stocks in the Index may underperform fixed-income investments and stock market indices that track other markets, segments and sectors. Moreover, stock prices of biotechnology companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 23.46%. The Index's highest June to June volatility rate during the five-year period was 38.19% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 8.46%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on The NASDAQ Stock Market and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort Nasdaq Biotechnology | ProShares UltraShort Nasdaq Biotechnology
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	1.45%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	2.20%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.25%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	568
5 Years	rr_ExpenseExampleYear05	1,065
10 Years	rr_ExpenseExampleYear10	2,436
ProShares UltraShort Nasdaq Biotechnology
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraShort Nasdaq Biotechnology

Important Information About the Fund

ProShares UltraShort Nasdaq Biotechnology (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Nasdaq Biotechnology Index® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a modified capitalization weighted index that includes securities of NASDAQ listed companies that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark ("ICB") which also meet other eligibility criteria determined by NASDAQ, including minimum market capitalization and liquidity requirements. As of June 30, 2011, the Index included companies with capitalizations between  $73 million and  $54.2 billion. The average capitalization of the companies comprising the Index was approximately  $3 billion. The Index is published under the Bloomberg ticker symbol "NBI."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the consumer, non-cyclical industry groups, which comprised approximately 100% of the market capitalization of the Index.

The Fund will not directly short the securities of issuers contained in the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the consumer, non-cyclical industry groups, which comprised approximately 100% of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Biotechnology Industry Risk — The Fund is subject to risks faced by companies in the biotechnology economic sector to the same extent as the Index is so concentrated, including: heavy dependence on patents and intellectual property rights, with profitability affected by the loss or impairment of such rights; risks of new technologies and competitive pressures; large expenditures on research and development of products or services that may not prove commercially successful or may become obsolete quickly; regulations and restrictions imposed by the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, such stocks in the Index may underperform fixed-income investments and stock market indices that track other markets, segments and sectors. Moreover, stock prices of biotechnology companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 23.46%. The Index's highest June to June volatility rate during the five-year period was 38.19% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 8.46%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on The NASDAQ Stock Market and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for a full calendar year

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

ProShares UltraShort Consumer Goods

UltraShort Consumer Goods

Important Information About the Fund

ProShares UltraShort Consumer Goods (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Dow Jones U.S. Consumer GoodsSM Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of consumer spending in the goods sector of the U.S. equity market. Component companies include, among others, automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear. As of June 30, 2011, the Index included companies with capitalizations between  $517.9 million and  $177.9 billion. The average capitalization of the companies comprising the Index was approximately  $12 billion. The Index is published under the Bloomberg ticker symbol "DJUSNC."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort Consumer Goods
Investment Advisory Fees		0.75%
Other Expenses		1.27%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		2.02%
Fee Waiver/Reimbursement	[1]	(1.07%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraShort Consumer Goods	97	530	989	2,262

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 18.49%. The Index's highest June to June volatility rate during the five-year period was 32.78% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 8.16%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Consumer Goods Industry Risk — The Fund is subject to risks faced by companies in the consumer goods economic sector to the same extent as the Index is so concentrated, including: governmental regulation affecting the permissibility of using various food additives and production methods could affect profitability; new laws or litigation that may adversely affect tobacco companies; fads, marketing campaigns and other factors affecting supply and demand that may strongly affect securities prices and profitability of food, soft drink and fashion related products; and international events that may affect food and beverage companies that derive a substantial portion of their net income from foreign countries. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 12/31/2008): 24.59% Worst Quarter (ended 6/30/2009): -26.33% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -16.57%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraShort Consumer Goods		(34.99%)	(15.89%)	Jan 30, 2007
ProShares UltraShort Consumer Goods After Taxes on Distributions		(34.99%)	(17.68%)
ProShares UltraShort Consumer Goods After Taxes on Distributions and Sale of Shares		(22.74%)	(13.07%)
ProShares UltraShort Consumer Goods Dow Jones U.S. Consumer GoodsSM Index	[1]	19.50%	4.48%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort Consumer Goods | ProShares UltraShort Consumer Goods
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	1.27%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	2.02%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.07%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	530
5 Years	rr_ExpenseExampleYear05	989
10 Years	rr_ExpenseExampleYear10	2,262
Annual Return 2008	rr_AnnualReturn2008	45.97%
Annual Return 2009	rr_AnnualReturn2009	(42.76%)
Annual Return 2010	rr_AnnualReturn2010	(34.99%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(16.57%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.33%)
One Year	rr_AverageAnnualReturnYear01	(34.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	(15.89%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 30, 2007
ProShares UltraShort Consumer Goods | ProShares UltraShort Consumer Goods | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(34.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	(17.68%)
ProShares UltraShort Consumer Goods | ProShares UltraShort Consumer Goods | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(22.74%)
Since Inception	rr_AverageAnnualReturnSinceInception	(13.07%)
ProShares UltraShort Consumer Goods
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraShort Consumer Goods

Important Information About the Fund

ProShares UltraShort Consumer Goods (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Dow Jones U.S. Consumer GoodsSM Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of consumer spending in the goods sector of the U.S. equity market. Component companies include, among others, automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear. As of June 30, 2011, the Index included companies with capitalizations between  $517.9 million and  $177.9 billion. The average capitalization of the companies comprising the Index was approximately  $12 billion. The Index is published under the Bloomberg ticker symbol "DJUSNC."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 18.49%. The Index's highest June to June volatility rate during the five-year period was 32.78% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 8.16%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Consumer Goods Industry Risk — The Fund is subject to risks faced by companies in the consumer goods economic sector to the same extent as the Index is so concentrated, including: governmental regulation affecting the permissibility of using various food additives and production methods could affect profitability; new laws or litigation that may adversely affect tobacco companies; fads, marketing campaigns and other factors affecting supply and demand that may strongly affect securities prices and profitability of food, soft drink and fashion related products; and international events that may affect food and beverage companies that derive a substantial portion of their net income from foreign countries. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 12/31/2008): 24.59% Worst Quarter (ended 6/30/2009): -26.33% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -16.57%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

ProShares UltraShort Consumer Goods | Dow Jones U.S. Consumer GoodsSM Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	19.50%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.48%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares UltraShort Consumer Services

UltraShort Consumer Services

Important Information About the Fund

ProShares UltraShort Consumer Services (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Dow Jones U.S. Consumer ServicesSM Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of consumer spending in the services sector of the U.S. equity market. Component companies include, among others, airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism. As of June 30, 2011, the Index included companies with capitalizations between  $589.4 million and  $94.1 billion. The average capitalization of the companies comprising the Index was approximately  $8.8 billion. The Index is published under the Bloomberg ticker symbol "DJUSCY."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort Consumer Services
Investment Advisory Fees		0.75%
Other Expenses		0.60%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.35%
Fee Waiver/Reimbursement	[1]	(0.40%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraShort Consumer Services	97	388	701	1,589

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the general retailers and media industry groups, which comprised approximately 39.56% and 27.39%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 24.41%. The Index's highest June to June volatility rate during the five-year period was 42.77% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 5.22%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Consumer Services Industry Risk — The Fund is subject to risks faced by companies in the consumer services industry to the same extent as the Index is so concentrated, including: the fact that securities prices and profitability may be tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes, which can affect the success of consumer products. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 6/30/2010): 21.1% Worst Quarter (ended 9/30/2009): -30.27% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -18.17%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraShort Consumer Services		(42.03%)	(18.12%)	Jan 30, 2007
ProShares UltraShort Consumer Services After Taxes on Distributions		(42.03%)	(20.64%)
ProShares UltraShort Consumer Services After Taxes on Distributions and Sale of Shares		(27.32%)	(14.10%)
ProShares UltraShort Consumer Services Dow Jones U.S. Consumer ServicesSM Index	[1]	23.71%	0.88%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort Consumer Services | ProShares UltraShort Consumer Services
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.35%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	388
5 Years	rr_ExpenseExampleYear05	701
10 Years	rr_ExpenseExampleYear10	1,589
Annual Return 2008	rr_AnnualReturn2008	36.59%
Annual Return 2009	rr_AnnualReturn2009	(55.61%)
Annual Return 2010	rr_AnnualReturn2010	(42.03%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(18.17%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.27%)
One Year	rr_AverageAnnualReturnYear01	(42.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	(18.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 30, 2007
ProShares UltraShort Consumer Services | ProShares UltraShort Consumer Services | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(42.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	(20.64%)
ProShares UltraShort Consumer Services | ProShares UltraShort Consumer Services | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(27.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	(14.10%)
ProShares UltraShort Consumer Services
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraShort Consumer Services

Important Information About the Fund

ProShares UltraShort Consumer Services (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Dow Jones U.S. Consumer ServicesSM Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of consumer spending in the services sector of the U.S. equity market. Component companies include, among others, airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism. As of June 30, 2011, the Index included companies with capitalizations between  $589.4 million and  $94.1 billion. The average capitalization of the companies comprising the Index was approximately  $8.8 billion. The Index is published under the Bloomberg ticker symbol "DJUSCY."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the general retailers and media industry groups, which comprised approximately 39.56% and 27.39%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the general retailers and media industry groups, which comprised approximately 39.56% and 27.39%, respectively, of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 24.41%. The Index's highest June to June volatility rate during the five-year period was 42.77% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 5.22%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Consumer Services Industry Risk — The Fund is subject to risks faced by companies in the consumer services industry to the same extent as the Index is so concentrated, including: the fact that securities prices and profitability may be tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes, which can affect the success of consumer products. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 6/30/2010): 21.1% Worst Quarter (ended 9/30/2009): -30.27% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -18.17%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

ProShares UltraShort Consumer Services | Dow Jones U.S. Consumer ServicesSM Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	23.71%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	0.88%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares UltraShort Financials

UltraShort Financials

Important Information About the Fund

ProShares UltraShort Financials (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Dow Jones U.S. FinancialsSM Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges. As of June 30, 2011, the Index included companies with capitalizations between  $557 million and  $162.7 billion. The average capitalization of the companies comprising the Index was approximately  $8.7 billion. The Index is published under the Bloomberg ticker symbol "DJUSFN."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort Financials
Investment Advisory Fees		0.75%
Other Expenses		0.22%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		0.97%
Fee Waiver/Reimbursement	[1]	(0.02%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraShort Financials	97	307	534	1,188

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in banks, which comprised approximately 35.57% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 43.68%. The Index's highest June to June volatility rate during the five-year period was 84.8% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was -9.33%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 6/30/2008): 34.05% Worst Quarter (ended 6/30/2009): -57.17% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -2.21%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraShort Financials		(35.26%)	(31.22%)	Jan 30, 2007
ProShares UltraShort Financials After Taxes on Distributions		(35.26%)	(31.39%)
ProShares UltraShort Financials After Taxes on Distributions and Sale of Shares		(22.92%)	(23.63%)
ProShares UltraShort Financials Dow Jones U.S. FinancialsSM Index	[1]	12.72%	(14.71%)
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort Financials | ProShares UltraShort Financials
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	0.97%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	307
5 Years	rr_ExpenseExampleYear05	534
10 Years	rr_ExpenseExampleYear10	1,188
Annual Return 2008	rr_AnnualReturn2008	4.29%
Annual Return 2009	rr_AnnualReturn2009	(76.59%)
Annual Return 2010	rr_AnnualReturn2010	(35.26%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.21%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(57.17%)
One Year	rr_AverageAnnualReturnYear01	(35.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	(31.22%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 30, 2007
ProShares UltraShort Financials | ProShares UltraShort Financials | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(35.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	(31.39%)
ProShares UltraShort Financials | ProShares UltraShort Financials | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(22.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	(23.63%)
ProShares UltraShort Financials
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraShort Financials

Important Information About the Fund

ProShares UltraShort Financials (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Dow Jones U.S. FinancialsSM Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges. As of June 30, 2011, the Index included companies with capitalizations between  $557 million and  $162.7 billion. The average capitalization of the companies comprising the Index was approximately  $8.7 billion. The Index is published under the Bloomberg ticker symbol "DJUSFN."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in banks, which comprised approximately 35.57% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in banks, which comprised approximately 35.57% of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 43.68%. The Index's highest June to June volatility rate during the five-year period was 84.8% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was -9.33%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 6/30/2008): 34.05% Worst Quarter (ended 6/30/2009): -57.17% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -2.21%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

ProShares UltraShort Financials | Dow Jones U.S. FinancialsSM Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.72%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(14.71%)	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares UltraShort Health Care

UltraShort Health Care

Important Information About the Fund

ProShares UltraShort Health Care (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Dow Jones U.S. Health CareSM Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of the healthcare sector of the U.S. equity market. Component companies include, among others, health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals. As of June 30, 2011, the Index included companies with capitalizations between  $526.2 million and  $181.9 billion. The average capitalization of the companies comprising the Index was approximately  $12.6 billion. The Index is published under the Bloomberg ticker symbol "DJUSHC."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort Health Care
Investment Advisory Fees		0.75%
Other Expenses		2.62%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		3.37%
Fee Waiver/Reimbursement	[1]	(2.42%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraShort Health Care	97	810	1,546	3,494

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the pharmaceuticals and biotechnology and healthcare equipment and services industry groups, which comprised approximately 61.44% and 38.56%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 19.1%. The Index's highest June to June volatility rate during the five-year period was 33.99% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 6.05%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Health Care Industry Risk — The Fund is subject to risks faced by companies in the healthcare economic sector to the same extent as the Index is so concentrated, including: heavy dependence on patent protection, with profitability affected by the expiration of patents; expenses and losses from extensive litigation based on product liability and similar claims; competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting; the long and costly process for obtaining new product approval by the Food and Drug Administration; the difficulty healthcare providers may have obtaining staff to deliver service; susceptibility to product obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Pharmaceuticals Industry Risk — The Fund is subject to the risks faced by companies in the pharmaceuticals economic sector to the same extent as the Index is so concentrated, including: securities prices may fluctuate widely due to government regulation and approval of products and services, which can have a significant effect on their price and availability; heavy spending on research and development for products and services that may not prove commercially successful or may become obsolete quickly; liability for products that are later alleged to be harmful or unsafe may be substantial, which may have a significant impact on market value and/or securities prices; adverse effects from government regulation, world events and economic conditions; and market, economic and political risks of the countries where pharmaceutical companies are located or do business. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 3/31/2008): 26.24% Worst Quarter (ended 6/30/2009): -18.79% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -24.83%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraShort Health Care		(15.10%)	(10.33%)	Jan 30, 2007
ProShares UltraShort Health Care After Taxes on Distributions		(15.10%)	(13.42%)
ProShares UltraShort Health Care After Taxes on Distributions and Sale of Shares		(9.82%)	(9.34%)
ProShares UltraShort Health Care Dow Jones U.S. Health CareSM Index	[1]	4.52%	0.94%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort Health Care | ProShares UltraShort Health Care
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	2.62%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	3.37%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.42%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	810
5 Years	rr_ExpenseExampleYear05	1,546
10 Years	rr_ExpenseExampleYear10	3,494
Annual Return 2008	rr_AnnualReturn2008	32.38%
Annual Return 2009	rr_AnnualReturn2009	(40.79%)
Annual Return 2010	rr_AnnualReturn2010	(15.10%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(24.83%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.79%)
One Year	rr_AverageAnnualReturnYear01	(15.10%)
Since Inception	rr_AverageAnnualReturnSinceInception	(10.33%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 30, 2007
ProShares UltraShort Health Care | ProShares UltraShort Health Care | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(15.10%)
Since Inception	rr_AverageAnnualReturnSinceInception	(13.42%)
ProShares UltraShort Health Care | ProShares UltraShort Health Care | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(9.82%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.34%)
ProShares UltraShort Health Care
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraShort Health Care

Important Information About the Fund

ProShares UltraShort Health Care (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Dow Jones U.S. Health CareSM Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of the healthcare sector of the U.S. equity market. Component companies include, among others, health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals. As of June 30, 2011, the Index included companies with capitalizations between  $526.2 million and  $181.9 billion. The average capitalization of the companies comprising the Index was approximately  $12.6 billion. The Index is published under the Bloomberg ticker symbol "DJUSHC."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the pharmaceuticals and biotechnology and healthcare equipment and services industry groups, which comprised approximately 61.44% and 38.56%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the pharmaceuticals and biotechnology and healthcare equipment and services industry groups, which comprised approximately 61.44% and 38.56%, respectively, of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 19.1%. The Index's highest June to June volatility rate during the five-year period was 33.99% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 6.05%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

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Health Care Industry Risk — The Fund is subject to risks faced by companies in the healthcare economic sector to the same extent as the Index is so concentrated, including: heavy dependence on patent protection, with profitability affected by the expiration of patents; expenses and losses from extensive litigation based on product liability and similar claims; competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting; the long and costly process for obtaining new product approval by the Food and Drug Administration; the difficulty healthcare providers may have obtaining staff to deliver service; susceptibility to product obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Pharmaceuticals Industry Risk — The Fund is subject to the risks faced by companies in the pharmaceuticals economic sector to the same extent as the Index is so concentrated, including: securities prices may fluctuate widely due to government regulation and approval of products and services, which can have a significant effect on their price and availability; heavy spending on research and development for products and services that may not prove commercially successful or may become obsolete quickly; liability for products that are later alleged to be harmful or unsafe may be substantial, which may have a significant impact on market value and/or securities prices; adverse effects from government regulation, world events and economic conditions; and market, economic and political risks of the countries where pharmaceutical companies are located or do business. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 3/31/2008): 26.24% Worst Quarter (ended 6/30/2009): -18.79% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -24.83%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

ProShares UltraShort Health Care | Dow Jones U.S. Health CareSM Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.52%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	0.94%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares UltraShort Industrials

UltraShort Industrials

Important Information About the Fund

ProShares UltraShort Industrials (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Dow Jones U.S. IndustrialsSM Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of the industrial sector of the U.S. equity market. Component companies include, among others, building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace. As of June 30, 2011, the Index included companies with capitalizations between  $548.3 million and  $201.2 billion. The average capitalization of the companies comprising the Index was approximately  $7.6 billion. The Index is published under the Bloomberg ticker symbol "DJUSIN."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort Industrials
Investment Advisory Fees		0.75%
Other Expenses		1.27%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		2.02%
Fee Waiver/Reimbursement	[1]	(1.07%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraShort Industrials	97	530	989	2,262

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 27.1%. The Index's highest June to June volatility rate during the five-year period was 47.64% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 4.57%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Industrial Sector Risk — The Fund is subject to risks faced by companies in the industrial economic sector to the same extent as the Index is so concentrated, including: effects on stock prices by supply and demand both for their specific product or service and for industrial sector products in general; decline in demand for products due to rapid technological developments and frequent new product introduction; effects on securities prices and profitability from government regulation, world events and economic conditions; and risks for environmental damage and product liability claims. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 3/31/2009): 26.34% Worst Quarter (ended 6/30/2009): -37.17% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -18.52%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraShort Industrials		(46.20%)	(23.57%)	Jan 30, 2007
ProShares UltraShort Industrials After Taxes on Distributions		(46.20%)	(27.04%)
ProShares UltraShort Industrials After Taxes on Distributions and Sale of Shares		(30.03%)	(17.56%)
ProShares UltraShort Industrials Dow Jones U.S. IndustrialsSM Index	[1]	26.02%	2.01%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort Industrials | ProShares UltraShort Industrials
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	1.27%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	2.02%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.07%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	530
5 Years	rr_ExpenseExampleYear05	989
10 Years	rr_ExpenseExampleYear10	2,262
Annual Return 2008	rr_AnnualReturn2008	74.73%
Annual Return 2009	rr_AnnualReturn2009	(55.45%)
Annual Return 2010	rr_AnnualReturn2010	(46.20%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(18.52%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.17%)
One Year	rr_AverageAnnualReturnYear01	(46.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	(23.57%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 30, 2007
ProShares UltraShort Industrials | ProShares UltraShort Industrials | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(46.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	(27.04%)
ProShares UltraShort Industrials | ProShares UltraShort Industrials | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(30.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	(17.56%)
ProShares UltraShort Industrials
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraShort Industrials

Important Information About the Fund

ProShares UltraShort Industrials (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Dow Jones U.S. IndustrialsSM Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of the industrial sector of the U.S. equity market. Component companies include, among others, building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace. As of June 30, 2011, the Index included companies with capitalizations between  $548.3 million and  $201.2 billion. The average capitalization of the companies comprising the Index was approximately  $7.6 billion. The Index is published under the Bloomberg ticker symbol "DJUSIN."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 27.1%. The Index's highest June to June volatility rate during the five-year period was 47.64% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 4.57%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Industrial Sector Risk — The Fund is subject to risks faced by companies in the industrial economic sector to the same extent as the Index is so concentrated, including: effects on stock prices by supply and demand both for their specific product or service and for industrial sector products in general; decline in demand for products due to rapid technological developments and frequent new product introduction; effects on securities prices and profitability from government regulation, world events and economic conditions; and risks for environmental damage and product liability claims. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 3/31/2009): 26.34% Worst Quarter (ended 6/30/2009): -37.17% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -18.52%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

ProShares UltraShort Industrials | Dow Jones U.S. IndustrialsSM Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.02%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.01%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares UltraShort Oil & Gas

UltraShort Oil & Gas

Important Information About the Fund

ProShares UltraShort Oil & Gas (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Dow Jones U.S. Oil & GasSM Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers. As of June 30, 2011, the Index included companies with capitalizations between  $279.6 million and  $400.9 billion. The average capitalization of the companies comprising the Index was approximately  $18.1 billion. The Index is published under the Bloomberg ticker symbol "DJUSEN."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort Oil & Gas
Investment Advisory Fees		0.75%
Other Expenses		0.30%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.05%
Fee Waiver/Reimbursement	[1]	(0.10%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraShort Oil & Gas	97	324	570	1,274

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the oil and gas producers and oil equipment, services and distribution industry groups, which comprised approximately 74.20% and 25.31%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 34.89%. The Index's highest June to June volatility rate during the five-year period was 62.94% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 7.94%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Energy Industry Risk — The Fund is subject to risks faced by companies in the energy sector to the same extent as the Index is so concentrated, including: effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; and risk for environmental damage claims. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 9/30/2008): 52.94% Worst Quarter (ended 12/31/2010): -33.44% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -25%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraShort Oil & Gas		(41.08%)	(39.40%)	Jan 30, 2007
ProShares UltraShort Oil & Gas After Taxes on Distributions		(41.08%)	(40.77%)
ProShares UltraShort Oil & Gas After Taxes on Distributions and Sale of Shares		(26.70%)	(28.25%)
ProShares UltraShort Oil & Gas Dow Jones U.S. Oil & GasSM Index	[1]	19.70%	5.54%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort Oil & Gas | ProShares UltraShort Oil & Gas
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.05%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	324
5 Years	rr_ExpenseExampleYear05	570
10 Years	rr_ExpenseExampleYear10	1,274
Annual Return 2008	rr_AnnualReturn2008	(11.52%)
Annual Return 2009	rr_AnnualReturn2009	(48.73%)
Annual Return 2010	rr_AnnualReturn2010	(41.08%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(25.00%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	52.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.44%)
One Year	rr_AverageAnnualReturnYear01	(41.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	(39.40%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 30, 2007
ProShares UltraShort Oil & Gas | ProShares UltraShort Oil & Gas | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(41.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	(40.77%)
ProShares UltraShort Oil & Gas | ProShares UltraShort Oil & Gas | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(26.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	(28.25%)
ProShares UltraShort Oil & Gas
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraShort Oil & Gas

Important Information About the Fund

ProShares UltraShort Oil & Gas (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Dow Jones U.S. Oil & GasSM Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers. As of June 30, 2011, the Index included companies with capitalizations between  $279.6 million and  $400.9 billion. The average capitalization of the companies comprising the Index was approximately  $18.1 billion. The Index is published under the Bloomberg ticker symbol "DJUSEN."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the oil and gas producers and oil equipment, services and distribution industry groups, which comprised approximately 74.20% and 25.31%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the oil and gas producers and oil equipment, services and distribution industry groups, which comprised approximately 74.20% and 25.31%, respectively, of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 34.89%. The Index's highest June to June volatility rate during the five-year period was 62.94% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 7.94%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Energy Industry Risk — The Fund is subject to risks faced by companies in the energy sector to the same extent as the Index is so concentrated, including: effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; and risk for environmental damage claims. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 9/30/2008): 52.94% Worst Quarter (ended 12/31/2010): -33.44% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -25%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

ProShares UltraShort Oil & Gas | Dow Jones U.S. Oil & GasSM Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	19.70%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.54%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares UltraShort Real Estate

UltraShort Real Estate

Important Information About the Fund

ProShares UltraShort Real Estate (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Dow Jones U.S. Real EstateSM Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include, among others, real estate holding and development and real estate services companies and real estate investment trusts ("REITs") that invest in industrial, offices and retail properties REITs are passive investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. As of June 30, 2011, the Index included companies with capitalizations between  $586.6 million and  $34 billion. The average capitalization of the companies comprising the Index was approximately  $5 billion. The Index is published under the Bloomberg ticker symbol "DJUSRE."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort Real Estate
Investment Advisory Fees		0.75%
Other Expenses		0.24%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		0.99%
Fee Waiver/Reimbursement	[1]	(0.04%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraShort Real Estate	97	311	543	1,209

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the real estate industry group, which comprised 100% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 48.47%. The Index's highest June to June volatility rate during the five-year period was 94.35% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 1.32%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Real Estate Industry Risk — The Fund is subject to risks faced by companies in the real estate industry to the same extent as the Index is so concentrated, including: adverse changes in national, state or local real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates); obsolescence of properties; changes in the availability, cost and terms of mortgage funds; the impact of environmental laws; failure to comply with the federal tax requirements affecting REITs which could subject a REIT to federal income taxation; and the risk that the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders could result in a REIT having insufficient capital for future expenditures. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 6/30/2008): 5.91% Worst Quarter (ended 6/30/2009): -62.33% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -21.51%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraShort Real Estate		(51.58%)	(51.78%)	Jan 30, 2007
ProShares UltraShort Real Estate After Taxes on Distributions		(51.58%)	(52.20%)
ProShares UltraShort Real Estate After Taxes on Distributions and Sale of Shares		(33.53%)	(33.13%)
ProShares UltraShort Real Estate Dow Jones U.S. Real EstateSM Index	[1]	26.93%	(6.86%)
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort Real Estate | ProShares UltraShort Real Estate
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	0.99%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	311
5 Years	rr_ExpenseExampleYear05	543
10 Years	rr_ExpenseExampleYear10	1,209
Annual Return 2008	rr_AnnualReturn2008	(50.32%)
Annual Return 2009	rr_AnnualReturn2009	(85.08%)
Annual Return 2010	rr_AnnualReturn2010	(51.58%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(21.51%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(62.33%)
One Year	rr_AverageAnnualReturnYear01	(51.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	(51.78%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 30, 2007
ProShares UltraShort Real Estate | ProShares UltraShort Real Estate | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(51.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	(52.20%)
ProShares UltraShort Real Estate | ProShares UltraShort Real Estate | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(33.53%)
Since Inception	rr_AverageAnnualReturnSinceInception	(33.13%)
ProShares UltraShort Real Estate
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraShort Real Estate

Important Information About the Fund

ProShares UltraShort Real Estate (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Dow Jones U.S. Real EstateSM Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include, among others, real estate holding and development and real estate services companies and real estate investment trusts ("REITs") that invest in industrial, offices and retail properties REITs are passive investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. As of June 30, 2011, the Index included companies with capitalizations between  $586.6 million and  $34 billion. The average capitalization of the companies comprising the Index was approximately  $5 billion. The Index is published under the Bloomberg ticker symbol "DJUSRE."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the real estate industry group, which comprised 100% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the real estate industry group, which comprised 100% of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 48.47%. The Index's highest June to June volatility rate during the five-year period was 94.35% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 1.32%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Real Estate Industry Risk — The Fund is subject to risks faced by companies in the real estate industry to the same extent as the Index is so concentrated, including: adverse changes in national, state or local real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates); obsolescence of properties; changes in the availability, cost and terms of mortgage funds; the impact of environmental laws; failure to comply with the federal tax requirements affecting REITs which could subject a REIT to federal income taxation; and the risk that the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders could result in a REIT having insufficient capital for future expenditures. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 6/30/2008): 5.91% Worst Quarter (ended 6/30/2009): -62.33% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -21.51%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

ProShares UltraShort Real Estate | Dow Jones U.S. Real EstateSM Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.93%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(6.86%)	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares UltraShort Semiconductors

UltraShort Semiconductors

Important Information About the Fund

ProShares UltraShort Semiconductors (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Dow Jones U.S. SemiconductorsSM Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards. As of June 30, 2011, the Index included companies with capitalizations between  $573.7 million and  $121.6 billion. The average capitalization of the companies comprising the Index was approximately  $7.6 billion. The Index is published under the Bloomberg ticker symbol "DJUSSC."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort Semiconductors
Investment Advisory Fees		0.75%
Other Expenses		0.65%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.40%
Fee Waiver/Reimbursement	[1]	(0.45%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraShort Semiconductors	97	399	723	1,641

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the semi-conductor industry group, which comprised 100% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 32.64%. The Index's highest June to June volatility rate during the five-year period was 52.98% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 2.51%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Semiconductors Industry Risk — The Fund is subject to risks faced by companies in the semiconductor industry to the same extent as the Index is so concentrated, including: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; wide fluctuations in securities prices due to risks of rapid obsolescence of products; economic performance of the customers of semiconductor companies, their research costs and the risks that their products may not prove commercially successful; capital equipment expenditures that could be substantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Technology Industry Risk — The Fund is subject to risks faced by companies in the technology industry to the same extent as the Index is so concentrated. Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industries as a whole. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to twice the inverse (-2x) of the Index, such occurrences may introduce more volatility to the Fund.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 9/30/2008): 39.42% Worst Quarter (ended 9/30/2009): -35.5% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -10.35%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraShort Semiconductors		(38.48%)	(29.81%)	Jan 30, 2007
ProShares UltraShort Semiconductors After Taxes on Distributions		(38.48%)	(32.26%)
ProShares UltraShort Semiconductors After Taxes on Distributions and Sale of Shares		(25.01%)	(20.86%)
ProShares UltraShort Semiconductors Dow Jones U.S. SemiconductorsSM Index	[1]	14.22%	1.41%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort Semiconductors | ProShares UltraShort Semiconductors
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.40%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	399
5 Years	rr_ExpenseExampleYear05	723
10 Years	rr_ExpenseExampleYear10	1,641
Annual Return 2008	rr_AnnualReturn2008	106.02%
Annual Return 2009	rr_AnnualReturn2009	(76.64%)
Annual Return 2010	rr_AnnualReturn2010	(38.48%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.35%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	39.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.50%)
One Year	rr_AverageAnnualReturnYear01	(38.48%)
Since Inception	rr_AverageAnnualReturnSinceInception	(29.81%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 30, 2007
ProShares UltraShort Semiconductors | ProShares UltraShort Semiconductors | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(38.48%)
Since Inception	rr_AverageAnnualReturnSinceInception	(32.26%)
ProShares UltraShort Semiconductors | ProShares UltraShort Semiconductors | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(25.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	(20.86%)
ProShares UltraShort Semiconductors
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraShort Semiconductors

Important Information About the Fund

ProShares UltraShort Semiconductors (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Dow Jones U.S. SemiconductorsSM Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards. As of June 30, 2011, the Index included companies with capitalizations between  $573.7 million and  $121.6 billion. The average capitalization of the companies comprising the Index was approximately  $7.6 billion. The Index is published under the Bloomberg ticker symbol "DJUSSC."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the semi-conductor industry group, which comprised 100% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the semi-conductor industry group, which comprised 100% of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 32.64%. The Index's highest June to June volatility rate during the five-year period was 52.98% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 2.51%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Semiconductors Industry Risk — The Fund is subject to risks faced by companies in the semiconductor industry to the same extent as the Index is so concentrated, including: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; wide fluctuations in securities prices due to risks of rapid obsolescence of products; economic performance of the customers of semiconductor companies, their research costs and the risks that their products may not prove commercially successful; capital equipment expenditures that could be substantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Technology Industry Risk — The Fund is subject to risks faced by companies in the technology industry to the same extent as the Index is so concentrated. Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industries as a whole. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to twice the inverse (-2x) of the Index, such occurrences may introduce more volatility to the Fund.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 9/30/2008): 39.42% Worst Quarter (ended 9/30/2009): -35.5% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -10.35%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

ProShares UltraShort Semiconductors | Dow Jones U.S. SemiconductorsSM Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.22%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.41%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares UltraShort Technology

UltraShort Technology

Important Information About the Fund

ProShares UltraShort Technology (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Dow Jones U.S. Technology SM Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of the technology sector of the U.S. equity market. Component companies include, among others, those involved in computers and office equipment, soft-ware, communications technology, semiconductors, diversified technology services and Internet services. As of June 30, 2011, the Index included companies with capitalizations between  $519 million and  $307.9 billion. The average capitalization of the companies comprising the Index was approximately  $13.4 billion. The Index is published under the Bloomberg ticker symbol "DJUSTC."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort Technology
Investment Advisory Fees		0.75%
Other Expenses		0.76%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.51%
Fee Waiver/Reimbursement	[1]	(0.56%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraShort Technology	97	422	771	1,754

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the technology hardware and equipment and computer and software services industry groups, which comprised approximately 55.71% and 44.29%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 26.29%. The Index's highest June to June volatility rate during the five-year period was 44.81% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 7.42%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Technology Industry Risk — The Fund is subject to risks faced by companies in the technology industry to the same extent as the Index is so concentrated. Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industries as a whole. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to twice the inverse (-2x) of the Index, such occurrences may introduce more volatility to the Fund.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 3/31/2008): 35.3% Worst Quarter (ended 6/30/2009): -34.61% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -7%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraShort Technology		(30.79%)	(25.89%)	Jan 30, 2007
ProShares UltraShort Technology After Taxes on Distributions		(30.79%)	(27.90%)
ProShares UltraShort Technology After Taxes on Distributions and Sale of Shares		(20.02%)	(19.43%)
ProShares UltraShort Technology Dow Jones U.S. TechnologySM Index	[1]	12.58%	4.92%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort Technology | ProShares UltraShort Technology
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.76%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.51%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	422
5 Years	rr_ExpenseExampleYear05	771
10 Years	rr_ExpenseExampleYear10	1,754
Annual Return 2008	rr_AnnualReturn2008	95.68%
Annual Return 2009	rr_AnnualReturn2009	(71.27%)
Annual Return 2010	rr_AnnualReturn2010	(30.79%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(7.00%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.61%)
One Year	rr_AverageAnnualReturnYear01	(30.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	(25.89%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 30, 2007
ProShares UltraShort Technology | ProShares UltraShort Technology | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(30.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	(27.90%)
ProShares UltraShort Technology | ProShares UltraShort Technology | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(20.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	(19.43%)
ProShares UltraShort Technology
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraShort Technology

Important Information About the Fund

ProShares UltraShort Technology (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Dow Jones U.S. Technology SM Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of the technology sector of the U.S. equity market. Component companies include, among others, those involved in computers and office equipment, soft-ware, communications technology, semiconductors, diversified technology services and Internet services. As of June 30, 2011, the Index included companies with capitalizations between  $519 million and  $307.9 billion. The average capitalization of the companies comprising the Index was approximately  $13.4 billion. The Index is published under the Bloomberg ticker symbol "DJUSTC."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the technology hardware and equipment and computer and software services industry groups, which comprised approximately 55.71% and 44.29%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the technology hardware and equipment and computer and software services industry groups, which comprised approximately 55.71% and 44.29%, respectively, of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 26.29%. The Index's highest June to June volatility rate during the five-year period was 44.81% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 7.42%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Technology Industry Risk — The Fund is subject to risks faced by companies in the technology industry to the same extent as the Index is so concentrated. Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industries as a whole. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to twice the inverse (-2x) of the Index, such occurrences may introduce more volatility to the Fund.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 3/31/2008): 35.3% Worst Quarter (ended 6/30/2009): -34.61% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -7%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

ProShares UltraShort Technology | Dow Jones U.S. TechnologySM Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.58%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.92%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares UltraShort Telecommunications

UltraShort Telecommunications

Important Information About the Fund

ProShares UltraShort Telecommunications (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Dow Jones U.S. Select TelecommunicationsSM Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a measure of U.S. stock market performance of fixed line (regional and long-distance carriers) and mobile telephone services (cellular, satellite and paging services). As of June 30, 2011, the Index included companies with capitalizations between  $673.8 million and  $186.6 billion. The average capitalization of the companies comprising the Index was approximately  $13.8 billion. The Index is published under the Bloomberg ticker symbol "DJSTEL."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort Telecommunications
Investment Advisory Fees		0.75%
Other Expenses		5.65%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		6.40%
Fee Waiver/Reimbursement	[1]	(5.45%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraShort Telecommunications	97	1,410	2,687	5,726

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the fixed line and mobile telecommunications industry groups, which comprised approximately 84.07% and 15.93%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 27.39%. The Index's highest June to June volatility rate during the five-year period was 50.24% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 2.42%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Mobile Telecommunications Industry Risk — The Fund is subject to risks faced by companies in the wireless communications economic sector to the same extent as the Index is so concentrated, including: dramatic securities price fluctuations due to both federal and state regulations governing rates of return and services that may be offered; fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors; recent industry consolidation trends that may lead to increased regulation in primary markets; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Telecommunications Industry Risk — The Fund is subject to risks faced by companies in the telecommunications economic sector to the same extent as the Index is so concentrated, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to twice the inverse (-2x) of the Index, such occurrences may introduce more volatility to the Fund.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 6/30/2010): 7.74% Worst Quarter (ended 9/30/2010): -29.15% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -16.98%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraShort Telecommunications		(38.71%)	(33.78%)	Mar 25, 2008
ProShares UltraShort Telecommunications After Taxes on Distributions		(38.71%)	(40.46%)
ProShares UltraShort Telecommunications After Taxes on Distributions and Sale of Shares		(25.16%)	(26.80%)
ProShares UltraShort Telecommunications Dow Jones U.S. Select TelecommunicationsSM Index	[1]	21.34%	4.23%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort Telecommunications | ProShares UltraShort Telecommunications
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	5.65%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	6.40%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.45%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	1,410
5 Years	rr_ExpenseExampleYear05	2,687
10 Years	rr_ExpenseExampleYear10	5,726
Annual Return 2009	rr_AnnualReturn2009	(52.84%)
Annual Return 2010	rr_AnnualReturn2010	(38.71%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(16.98%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.15%)
One Year	rr_AverageAnnualReturnYear01	(38.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	(33.78%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 25, 2008
ProShares UltraShort Telecommunications | ProShares UltraShort Telecommunications | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(38.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	(40.46%)
ProShares UltraShort Telecommunications | ProShares UltraShort Telecommunications | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(25.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	(26.80%)
ProShares UltraShort Telecommunications
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraShort Telecommunications

Important Information About the Fund

ProShares UltraShort Telecommunications (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Dow Jones U.S. Select TelecommunicationsSM Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a measure of U.S. stock market performance of fixed line (regional and long-distance carriers) and mobile telephone services (cellular, satellite and paging services). As of June 30, 2011, the Index included companies with capitalizations between  $673.8 million and  $186.6 billion. The average capitalization of the companies comprising the Index was approximately  $13.8 billion. The Index is published under the Bloomberg ticker symbol "DJSTEL."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the fixed line and mobile telecommunications industry groups, which comprised approximately 84.07% and 15.93%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the fixed line and mobile telecommunications industry groups, which comprised approximately 84.07% and 15.93%, respectively, of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 27.39%. The Index's highest June to June volatility rate during the five-year period was 50.24% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 2.42%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Mobile Telecommunications Industry Risk — The Fund is subject to risks faced by companies in the wireless communications economic sector to the same extent as the Index is so concentrated, including: dramatic securities price fluctuations due to both federal and state regulations governing rates of return and services that may be offered; fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors; recent industry consolidation trends that may lead to increased regulation in primary markets; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Telecommunications Industry Risk — The Fund is subject to risks faced by companies in the telecommunications economic sector to the same extent as the Index is so concentrated, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to twice the inverse (-2x) of the Index, such occurrences may introduce more volatility to the Fund.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 6/30/2010): 7.74% Worst Quarter (ended 9/30/2010): -29.15% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -16.98%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

ProShares UltraShort Telecommunications | Dow Jones U.S. Select TelecommunicationsSM Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	21.34%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.23%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares UltraShort Utilities

UltraShort Utilities

Important Information About the Fund

ProShares UltraShort Utilities (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Dow Jones U.S. UtilitiesSM Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of the utilities sector of the U.S. equity market. Component companies include, among others, electric utilities, gas utilities, multi-utilities and water utilities. As of June 30, 2011, the Index included companies with capitalizations between  $634 million and  $33.9 billion. The average capitalization of the companies comprising the Index was approximately  $7.1 billion. The Index is published under the Bloomberg ticker symbol "DJUSUT."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	ProShares UltraShort Utilities
Investment Advisory Fees	0.75%
Other Expenses	2.20%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	2.95%
Fee Waiver/Reimbursement	(2.00%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraShort Utilities	97	723	1,376	3,128

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the electricity and gas, water, and MultiUtilities industry groups, which comprised approximately 72.41% and 27.59%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 22.42%. The Index's highest June to June volatility rate during the five-year period was 40.06% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 4.72%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Utilities Industry Risk — The Fund is subject to risks faced by companies in the utilities economic sector to the same extent as the Index is so concentrated, including: review and limitation of rates by governmental regulatory commissions; the fact that the value of regulated utility debt instruments (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates; the risk that utilities may engage in riskier ventures where they have little or no experience; as deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business and greater competition as a result of deregulation, which may adversely affect profitability due to lower operating margins, higher costs and diversification into unprofitable business lines. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 9/30/2008): 45.95% Worst Quarter (ended 6/30/2009): -22.24% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -18.14%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraShort Utilities		(20.44%)	(14.17%)	Jan 30, 2007
ProShares UltraShort Utilities After Taxes on Distributions		(20.44%)	(19.88%)
ProShares UltraShort Utilities After Taxes on Distributions and Sale of Shares		(13.28%)	(13.13%)
ProShares UltraShort Utilities Dow Jones U.S. Utilities Index	[1]	7.80%	0.05%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort Utilities | ProShares UltraShort Utilities
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	2.20%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	2.95%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.00%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	723
5 Years	rr_ExpenseExampleYear05	1,376
10 Years	rr_ExpenseExampleYear10	3,128
Annual Return 2008	rr_AnnualReturn2008	37.70%
Annual Return 2009	rr_AnnualReturn2009	(32.65%)
Annual Return 2010	rr_AnnualReturn2010	(20.44%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(18.14%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	45.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.24%)
One Year	rr_AverageAnnualReturnYear01	(20.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	(14.17%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 30, 2007
ProShares UltraShort Utilities | ProShares UltraShort Utilities | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(20.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	(19.88%)
ProShares UltraShort Utilities | ProShares UltraShort Utilities | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	(13.13%)
ProShares UltraShort Utilities
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraShort Utilities

Important Information About the Fund

ProShares UltraShort Utilities (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Dow Jones U.S. UtilitiesSM Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index measures the performance of the utilities sector of the U.S. equity market. Component companies include, among others, electric utilities, gas utilities, multi-utilities and water utilities. As of June 30, 2011, the Index included companies with capitalizations between  $634 million and  $33.9 billion. The average capitalization of the companies comprising the Index was approximately  $7.1 billion. The Index is published under the Bloomberg ticker symbol "DJUSUT."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the electricity and gas, water, and MultiUtilities industry groups, which comprised approximately 72.41% and 27.59%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the electricity and gas, water, and MultiUtilities industry groups, which comprised approximately 72.41% and 27.59%, respectively, of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 22.42%. The Index's highest June to June volatility rate during the five-year period was 40.06% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 4.72%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Utilities Industry Risk — The Fund is subject to risks faced by companies in the utilities economic sector to the same extent as the Index is so concentrated, including: review and limitation of rates by governmental regulatory commissions; the fact that the value of regulated utility debt instruments (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates; the risk that utilities may engage in riskier ventures where they have little or no experience; as deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business and greater competition as a result of deregulation, which may adversely affect profitability due to lower operating margins, higher costs and diversification into unprofitable business lines. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 9/30/2008): 45.95% Worst Quarter (ended 6/30/2009): -22.24% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -18.14%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

ProShares UltraShort Utilities | Dow Jones U.S. Utilities Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.80%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.05%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Short MSCI EAFE

Short MSCI EAFE

Important Information About the Fund

ProShares Short MSCI EAFE (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the MSCI EAFE Index® (the "Index") for that period. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes 85% of free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. As of June 30, 2011, the Index consisted of the following 22 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. As of June 30, 2011, the Index included companies with capitalizations between  $861.9 million and  $215 billion. The average capitalization of the companies comprising the Index was approximately  $12.2 billion. The Index is published under the Bloomberg ticker symbol "MXEA."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Short MSCI EAFE
Investment Advisory Fees		0.75%
Other Expenses		0.30%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.05%
Fee Waiver/Reimbursement	[1]	(0.10%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Short MSCI EAFE	97	324	570	1,274

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return the same as or more than the inverse performance (-1x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse performance (-1x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-100% One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 23.03%. The Index's highest June to June volatility rate during the five-year period was 38.65% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 1.96%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -1x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

•

Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of the inverse (-1x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 9/30/2008): 18.29% Worst Quarter (ended 6/30/2009): -22.11% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -7.33%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Short MSCI EAFE		(14.22%)	(4.82%)	Oct 23, 2007
ProShares Short MSCI EAFE After Taxes on Distributions		(14.22%)	(6.57%)
ProShares Short MSCI EAFE After Taxes on Distributions and Sale of Shares		(9.24%)	(4.67%)
ProShares Short MSCI EAFE MSCI EAFE Index	[1]	8.21%	(6.71%)
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse results (i.e., -1x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Short MSCI EAFE | ProShares Short MSCI EAFE
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.05%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	324
5 Years	rr_ExpenseExampleYear05	570
10 Years	rr_ExpenseExampleYear10	1,274
Annual Return 2008	rr_AnnualReturn2008	38.11%
Annual Return 2009	rr_AnnualReturn2009	(30.67%)
Annual Return 2010	rr_AnnualReturn2010	(14.22%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(7.33%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.11%)
One Year	rr_AverageAnnualReturnYear01	(14.22%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.82%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 23, 2007
ProShares Short MSCI EAFE | ProShares Short MSCI EAFE | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(14.22%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.57%)
ProShares Short MSCI EAFE | ProShares Short MSCI EAFE | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(9.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.67%)
ProShares Short MSCI EAFE
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Short MSCI EAFE

Important Information About the Fund

ProShares Short MSCI EAFE (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the MSCI EAFE Index® (the "Index") for that period. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes 85% of free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. As of June 30, 2011, the Index consisted of the following 22 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. As of June 30, 2011, the Index included companies with capitalizations between  $861.9 million and  $215 billion. The average capitalization of the companies comprising the Index was approximately  $12.2 billion. The Index is published under the Bloomberg ticker symbol "MXEA."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return the same as or more than the inverse performance (-1x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse performance (-1x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-100% One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 23.03%. The Index's highest June to June volatility rate during the five-year period was 38.65% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 1.96%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -1x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

•

Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of the inverse (-1x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 9/30/2008): 18.29% Worst Quarter (ended 6/30/2009): -22.11% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -7.33%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse results (i.e., -1x). Shareholders should actively monitor their investments.

ProShares Short MSCI EAFE | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.21%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(6.71%)	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Short MSCI Emerging Markets

Short MSCI Emerging Markets

Important Information About the Fund

ProShares Short MSCI Emerging Markets (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the MSCI Emerging Markets Index® (the "Index") for that period. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes 85% of free float-adjusted market capitalization in each industry group in emerging market countries. As of June 30, 2011, the Index consisted of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. As of June 30, 2011, the Index included companies with capitalizations between  $385.5 million and  $85.5 billion. The average capitalization of the companies comprising the Index was approximately  $4.8 billion. The Index is published under the Bloomberg ticker symbol "MXEF."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Short MSCI Emerging Markets
Investment Advisory Fees		0.75%
Other Expenses		0.29%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.04%
Fee Waiver/Reimbursement	[1]	(0.09%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Short MSCI Emerging Markets	97	322	565	1,263

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return the same as or more than the inverse performance (-1x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse performance (-1x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-100% One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 25.45%. The Index's highest June to June volatility rate during the five-year period was 43.32% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 11.74%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -1x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Because the Fund's foreign investments will be in developing or "emerging market" countries, all the aforementioned factors are heightened and foreign investments risk is higher.

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Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of the inverse (-1x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 9/30/2008): 19.83% Worst Quarter (ended 6/30/2009): -27.1% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -3.55%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Short MSCI Emerging Markets		(20.83%)	(20.37%)	Oct 30, 2007
ProShares Short MSCI Emerging Markets After Taxes on Distributions		(20.83%)	(21.24%)
ProShares Short MSCI Emerging Markets After Taxes on Distributions and Sale of Shares		(13.54%)	(16.67%)
ProShares Short MSCI Emerging Markets MSCI Emerging Markets Index	[1]	19.20%	(2.06%)
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse results (i.e., -1x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Short MSCI Emerging Markets | ProShares Short MSCI Emerging Markets
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.04%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	322
5 Years	rr_ExpenseExampleYear05	565
10 Years	rr_ExpenseExampleYear10	1,263
Annual Return 2008	rr_AnnualReturn2008	19.09%
Annual Return 2009	rr_AnnualReturn2009	(50.62%)
Annual Return 2010	rr_AnnualReturn2010	(20.83%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.55%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.10%)
One Year	rr_AverageAnnualReturnYear01	(20.83%)
Since Inception	rr_AverageAnnualReturnSinceInception	(20.37%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 30, 2007
ProShares Short MSCI Emerging Markets | ProShares Short MSCI Emerging Markets | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(20.83%)
Since Inception	rr_AverageAnnualReturnSinceInception	(21.24%)
ProShares Short MSCI Emerging Markets | ProShares Short MSCI Emerging Markets | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	(16.67%)
ProShares Short MSCI Emerging Markets
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Short MSCI Emerging Markets

Important Information About the Fund

ProShares Short MSCI Emerging Markets (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the MSCI Emerging Markets Index® (the "Index") for that period. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes 85% of free float-adjusted market capitalization in each industry group in emerging market countries. As of June 30, 2011, the Index consisted of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. As of June 30, 2011, the Index included companies with capitalizations between  $385.5 million and  $85.5 billion. The average capitalization of the companies comprising the Index was approximately  $4.8 billion. The Index is published under the Bloomberg ticker symbol "MXEF."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return the same as or more than the inverse performance (-1x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse performance (-1x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-100% One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 25.45%. The Index's highest June to June volatility rate during the five-year period was 43.32% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 11.74%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -1x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Because the Fund's foreign investments will be in developing or "emerging market" countries, all the aforementioned factors are heightened and foreign investments risk is higher.

•

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of the inverse (-1x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 9/30/2008): 19.83% Worst Quarter (ended 6/30/2009): -27.1% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -3.55%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse results (i.e., -1x). Shareholders should actively monitor their investments.

ProShares Short MSCI Emerging Markets | MSCI Emerging Markets Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	19.20%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.06%)	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Short FTSE China 25

Short FTSE China 25

Important Information About the Fund

ProShares Short FTSE China 25 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the FTSE China 25 Index® (the "Index") for that period. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange. As of June 30, 2011, the Index included companies with capitalizations between  $91.9 billion and  $2.4 trillion. The average capitalization of the companies comprising the Index was approximately  $100.0 billion. The Index is published under the Bloomberg ticker symbol "XIN0I."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Short FTSE China 25
Investment Advisory Fees		0.75%
Other Expenses		0.99%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.74%
Fee Waiver/Reimbursement	[1]	(0.79%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Short FTSE China 25	97	471	870	1,986

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial and energy industry groups, which comprised approximately 51.62% and 25.21%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return the same as or more than the inverse performance (-1x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse performance (-1x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-100% One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 38.19%. The Index's highest June to June volatility rate during the five-year period was 60.89% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 13.37%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -1x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Energy Industry Risk — The Fund is subject to risks faced by companies in the energy sector to the same extent as the Index is so concentrated, including: effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; and risk for environmental damage claims. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

•

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Geographic Concentration Risk — Because the Fund focuses its investments only in China it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in China and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of the inverse (-1x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Short FTSE China 25 | ProShares Short FTSE China 25
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.99%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.74%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.79%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	471
5 Years	rr_ExpenseExampleYear05	870
10 Years	rr_ExpenseExampleYear10	1,986
ProShares Short FTSE China 25
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Short FTSE China 25

Important Information About the Fund

ProShares Short FTSE China 25 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the FTSE China 25 Index® (the "Index") for that period. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange. As of June 30, 2011, the Index included companies with capitalizations between  $91.9 billion and  $2.4 trillion. The average capitalization of the companies comprising the Index was approximately  $100.0 billion. The Index is published under the Bloomberg ticker symbol "XIN0I."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial and energy industry groups, which comprised approximately 51.62% and 25.21%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial and energy industry groups, which comprised approximately 51.62% and 25.21%, respectively, of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return the same as or more than the inverse performance (-1x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse performance (-1x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-100% One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 38.19%. The Index's highest June to June volatility rate during the five-year period was 60.89% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 13.37%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -1x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Energy Industry Risk — The Fund is subject to risks faced by companies in the energy sector to the same extent as the Index is so concentrated, including: effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; and risk for environmental damage claims. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

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Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Geographic Concentration Risk — Because the Fund focuses its investments only in China it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in China and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of the inverse (-1x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for a full calendar year

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

ProShares UltraShort MSCI EAFE

UltraShort MSCI EAFE

Important Information About the Fund

ProShares UltraShort MSCI EAFE (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the MSCI EAFE Index® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples, and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes 85% of free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. As of June 30, 2011, the Index consisted of the following 22 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. As of June 30, 2011, the Index included companies with capitalizations between  $861.9 million and  $215 billion. The average capitalization of the companies comprising the Index was approximately  $12.2 billion. The Index is published under the Bloomberg ticker symbol "MXEA."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort MSCI EAFE
Investment Advisory Fees		0.75%
Other Expenses		0.71%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.46%
Fee Waiver/Reimbursement	[1]	(0.51%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraShort MSCI EAFE	97	412	749	1,703

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 23.03%. The Index's highest June to June volatility rate during the five-year period was 38.65% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 1.96%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

•

Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 9/30/2008): 34.95% Worst Quarter (ended 6/30/2009): -40.69% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -15.49%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraShort MSCI EAFE		(30.06%)	(20.65%)	Oct 23, 2007
ProShares UltraShort MSCI EAFE After Taxes on Distributions		(30.06%)	(22.47%)
ProShares UltraShort MSCI EAFE After Taxes on Distributions and Sale of Shares		(19.89%)	(16.05%)
ProShares UltraShort MSCI EAFE MSCI EAFE Index	[1]	8.21%	(6.71%)
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort MSCI EAFE | ProShares UltraShort MSCI EAFE
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.46%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	412
5 Years	rr_ExpenseExampleYear05	749
10 Years	rr_ExpenseExampleYear10	1,703
Annual Return 2008	rr_AnnualReturn2008	49.19%
Annual Return 2009	rr_AnnualReturn2009	(56.51%)
Annual Return 2010	rr_AnnualReturn2010	(13.60%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(15.49%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(40.69%)
One Year	rr_AverageAnnualReturnYear01	(30.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	(20.65%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 23, 2007
ProShares UltraShort MSCI EAFE | ProShares UltraShort MSCI EAFE | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(30.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	(22.47%)
ProShares UltraShort MSCI EAFE | ProShares UltraShort MSCI EAFE | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(19.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	(16.05%)
ProShares UltraShort MSCI EAFE
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraShort MSCI EAFE

Important Information About the Fund

ProShares UltraShort MSCI EAFE (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the MSCI EAFE Index® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples, and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes 85% of free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. As of June 30, 2011, the Index consisted of the following 22 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. As of June 30, 2011, the Index included companies with capitalizations between  $861.9 million and  $215 billion. The average capitalization of the companies comprising the Index was approximately  $12.2 billion. The Index is published under the Bloomberg ticker symbol "MXEA."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 23.03%. The Index's highest June to June volatility rate during the five-year period was 38.65% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 1.96%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

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Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 9/30/2008): 34.95% Worst Quarter (ended 6/30/2009): -40.69% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -15.49%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

ProShares UltraShort MSCI EAFE | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.21%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(6.71%)	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares UltraShort MSCI Emerging Markets

UltraShort MSCI Emerging Markets

Important Information About the Fund

ProShares UltraShort MSCI Emerging Markets (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the MSCI Emerging Markets Index® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples, and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes 85% of free float-adjusted market capitalization in each industry group in emerging market countries. As of June 30, 2011, the Index consisted of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. As of June 30, 2011, the Index included companies with capitalizations between  $385.5 million and  $85.5 billion. The average capitalization of the companies comprising the Index was approximately  $4.8 billion. The Index is published under the Bloomberg ticker symbol "MXEF."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort MSCI Emerging Markets
Investment Advisory Fees		0.75%
Other Expenses		0.25%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.00%
Fee Waiver/Reimbursement	[1]	(0.05%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraShort MSCI Emerging Markets	97	313	548	1,220

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 25.45%. The Index's highest June to June volatility rate during the five-year period was 43.32% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 11.74%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Because the Fund's foreign investments will be in developing or "emerging market" countries, all the aforementioned factors are heightened and foreign investments risk is higher.

•

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 9/30/2008): 30.25% Worst Quarter (ended 6/30/2009): -48.82% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -8.29%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraShort MSCI Emerging Markets		(41.65%)	(52.40%)	Oct 30, 2007
ProShares UltraShort MSCI Emerging Markets After Taxes on Distributions		(41.65%)	(52.65%)
ProShares UltraShort MSCI Emerging Markets After Taxes on Distributions and Sale of Shares		(27.08%)	(36.61%)
ProShares UltraShort MSCI Emerging Markets MSCI Emerging Markets Index	[1]	19.20%	(2.06%)
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort MSCI Emerging Markets | ProShares UltraShort MSCI Emerging Markets
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.00%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	313
5 Years	rr_ExpenseExampleYear05	548
10 Years	rr_ExpenseExampleYear10	1,220
Annual Return 2008	rr_AnnualReturn2008	(24.96%)
Annual Return 2009	rr_AnnualReturn2009	(79.29%)
Annual Return 2010	rr_AnnualReturn2010	(41.65%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(8.29%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(48.82%)
One Year	rr_AverageAnnualReturnYear01	(41.65%)
Since Inception	rr_AverageAnnualReturnSinceInception	(52.40%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 30, 2007
ProShares UltraShort MSCI Emerging Markets | ProShares UltraShort MSCI Emerging Markets | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(41.65%)
Since Inception	rr_AverageAnnualReturnSinceInception	(52.65%)
ProShares UltraShort MSCI Emerging Markets | ProShares UltraShort MSCI Emerging Markets | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(27.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	(36.61%)
ProShares UltraShort MSCI Emerging Markets
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraShort MSCI Emerging Markets

Important Information About the Fund

ProShares UltraShort MSCI Emerging Markets (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the MSCI Emerging Markets Index® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples, and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes 85% of free float-adjusted market capitalization in each industry group in emerging market countries. As of June 30, 2011, the Index consisted of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. As of June 30, 2011, the Index included companies with capitalizations between  $385.5 million and  $85.5 billion. The average capitalization of the companies comprising the Index was approximately  $4.8 billion. The Index is published under the Bloomberg ticker symbol "MXEF."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 25.45%. The Index's highest June to June volatility rate during the five-year period was 43.32% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 11.74%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Because the Fund's foreign investments will be in developing or "emerging market" countries, all the aforementioned factors are heightened and foreign investments risk is higher.

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Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 9/30/2008): 30.25% Worst Quarter (ended 6/30/2009): -48.82% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -8.29%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

ProShares UltraShort MSCI Emerging Markets | MSCI Emerging Markets Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	19.20%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.06%)	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares UltraShort MSCI Europe

UltraShort MSCI Europe

Important Information About the Fund

ProShares UltraShort MSCI Europe (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the MSCI Europe Index® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples, and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a free float-adjusted market capitalization-weighted Index that is designed to measure the equity market performance of the developed markets in Europe. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region. As of June 30, 2011, the Index consists of the following 16 developed market countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. As of June 30, 2011, the Index included companies with capitalizations between  $861.9 million and  $215 billion. The average capitalization of the companies comprising the Index was approximately  $16.4 billion. The Index is published under the Bloomberg ticker symbol "MXEU."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort MSCI Europe
Investment Advisory Fees		0.75%
Other Expenses		0.38%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.13%
Fee Waiver/Reimbursement	[1]	(0.18%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraShort MSCI Europe	97	341	605	1,359

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 27.82%. The Index's highest June to June volatility rate during the five-year period was 46.1% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 2.63%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

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Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 6/30/2010): 25.4% Worst Quarter (ended 9/30/2010): -36.82% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -24.39%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraShort MSCI Europe		(35.60%)	(48.69%)	Jun 16, 2009
ProShares UltraShort MSCI Europe After Taxes on Distributions		(35.60%)	(48.69%)
ProShares UltraShort MSCI Europe After Taxes on Distributions and Sale of Shares		(23.14%)	(40.10%)
ProShares UltraShort MSCI Europe MSCI Europe Index	[1]	4.49%	19.86%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort MSCI Europe | ProShares UltraShort MSCI Europe
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.13%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	341
5 Years	rr_ExpenseExampleYear05	605
10 Years	rr_ExpenseExampleYear10	1,359
Annual Return 2010	rr_AnnualReturn2010	(35.60%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(24.39%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.82%)
One Year	rr_AverageAnnualReturnYear01	(35.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	(48.69%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2009
ProShares UltraShort MSCI Europe | ProShares UltraShort MSCI Europe | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(35.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	(48.69%)
ProShares UltraShort MSCI Europe | ProShares UltraShort MSCI Europe | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(23.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	(40.10%)
ProShares UltraShort MSCI Europe
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraShort MSCI Europe

Important Information About the Fund

ProShares UltraShort MSCI Europe (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the MSCI Europe Index® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples, and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a free float-adjusted market capitalization-weighted Index that is designed to measure the equity market performance of the developed markets in Europe. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region. As of June 30, 2011, the Index consists of the following 16 developed market countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. As of June 30, 2011, the Index included companies with capitalizations between  $861.9 million and  $215 billion. The average capitalization of the companies comprising the Index was approximately  $16.4 billion. The Index is published under the Bloomberg ticker symbol "MXEU."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 27.82%. The Index's highest June to June volatility rate during the five-year period was 46.1% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 2.63%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

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Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 6/30/2010): 25.4% Worst Quarter (ended 9/30/2010): -36.82% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -24.39%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

ProShares UltraShort MSCI Europe | MSCI Europe Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.49%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	19.86%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares UltraShort MSCI Pacific ex-Japan

UltraShort MSCI Pacific ex-Japan

Important Information About the Fund

ProShares UltraShort MSCI Pacific ex-Japan (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the MSCI Pacific ex-Japan Index® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples, and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a free-float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in the eastern Pacific region, excluding Japan. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region. As of June 30, 2011, the Index consists of the following 4 developed market countries/cities: Australia, Hong Kong, New Zealand and Singapore. As of June 30, 2011, the Index included companies with capitalizations between  $949.3 million and  $150.6 billion. The average capitalization of the companies comprising the Index was approximately  $10.2 billion. The Index is published under the Bloomberg ticker symbol "MXPCJ."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort MSCI Pacific ex-Japan
Investment Advisory Fees		0.75%
Other Expenses		4.38%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		5.13%
Fee Waiver/Reimbursement	[1]	(4.18%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraShort MSCI Pacific ex-Japan	97	1,163	2,226	4,873

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 46.29% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 28.45%. The Index's highest June to June volatility rate during the five-year period was 46.79% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 10.74%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

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Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 6/30/2010): 25.31% Worst Quarter (ended 9/30/2010): -37.71% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -11.61%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraShort MSCI Pacific ex-Japan		(43.42%)	(57.11%)	Jun 16, 2009
ProShares UltraShort MSCI Pacific ex-Japan After Taxes on Distributions		(43.42%)	(57.11%)
ProShares UltraShort MSCI Pacific ex-Japan After Taxes on Distributions and Sale of Shares		(28.23%)	(46.56%)
ProShares UltraShort MSCI Pacific ex-Japan MSCI Pacific ex-Japan Index	[1]	17.07%	35.09%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort MSCI Pacific ex-Japan | ProShares UltraShort MSCI Pacific ex-Japan
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	4.38%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	5.13%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.18%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	1,163
5 Years	rr_ExpenseExampleYear05	2,226
10 Years	rr_ExpenseExampleYear10	4,873
Annual Return 2010	rr_AnnualReturn2010	(43.42%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(11.61%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.71%)
One Year	rr_AverageAnnualReturnYear01	(43.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	(57.11%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2009
ProShares UltraShort MSCI Pacific ex-Japan | ProShares UltraShort MSCI Pacific ex-Japan | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(43.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	(57.11%)
ProShares UltraShort MSCI Pacific ex-Japan | ProShares UltraShort MSCI Pacific ex-Japan | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(28.23%)
Since Inception	rr_AverageAnnualReturnSinceInception	(46.56%)
ProShares UltraShort MSCI Pacific ex-Japan
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraShort MSCI Pacific ex-Japan

Important Information About the Fund

ProShares UltraShort MSCI Pacific ex-Japan (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the MSCI Pacific ex-Japan Index® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples, and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a free-float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in the eastern Pacific region, excluding Japan. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region. As of June 30, 2011, the Index consists of the following 4 developed market countries/cities: Australia, Hong Kong, New Zealand and Singapore. As of June 30, 2011, the Index included companies with capitalizations between  $949.3 million and  $150.6 billion. The average capitalization of the companies comprising the Index was approximately  $10.2 billion. The Index is published under the Bloomberg ticker symbol "MXPCJ."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 46.29% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 46.29% of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 28.45%. The Index's highest June to June volatility rate during the five-year period was 46.79% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 10.74%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

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Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 6/30/2010): 25.31% Worst Quarter (ended 9/30/2010): -37.71% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -11.61%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

ProShares UltraShort MSCI Pacific ex-Japan | MSCI Pacific ex-Japan Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.07%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	35.09%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares UltraShort MSCI Brazil

UltraShort MSCI Brazil

Important Information About the Fund

ProShares UltraShort MSCI Brazil (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the MSCI Brazil Index® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples, and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a free-float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region. As of June 30, 2011, the Index included companies with capitalizations between  $884.3 million and  $63.8 billion. The average capitalization of the companies comprising the Index was approximately  $7.4 billion. The Index is published under the Bloomberg ticker symbol "MXBR."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort MSCI Brazil
Investment Advisory Fees		0.75%
Other Expenses		0.65%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.40%
Fee Waiver/Reimbursement	[1]	(0.45%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraShort MSCI Brazil	97	399	723	1,641

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 25.02% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 42.18%. The Index's highest June to June volatility rate during the five-year period was 72.1% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 18.52%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

•

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Geographic Concentration Risk — Because the Fund focuses its investments only in Brazil it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in Brazil and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 6/30/2010): 24.11% Worst Quarter (ended 9/30/2010): -38.43% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 0.33%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraShort MSCI Brazil		(35.17%)	(59.19%)	Jun 16, 2009
ProShares UltraShort MSCI Brazil After Taxes on Distributions		(35.17%)	(59.19%)
ProShares UltraShort MSCI Brazil After Taxes on Distributions and Sale of Shares		(22.86%)	(48.13%)
ProShares UltraShort MSCI Brazil MSCI Brazil Index	[1]	6.81%	31.17%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort MSCI Brazil | ProShares UltraShort MSCI Brazil
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.40%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	399
5 Years	rr_ExpenseExampleYear05	723
10 Years	rr_ExpenseExampleYear10	1,641
Annual Return 2010	rr_AnnualReturn2010	(35.17%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(38.43%)
One Year	rr_AverageAnnualReturnYear01	(35.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	(59.19%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2009
ProShares UltraShort MSCI Brazil | ProShares UltraShort MSCI Brazil | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(35.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	(59.19%)
ProShares UltraShort MSCI Brazil | ProShares UltraShort MSCI Brazil | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(22.86%)
Since Inception	rr_AverageAnnualReturnSinceInception	(48.13%)
ProShares UltraShort MSCI Brazil
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraShort MSCI Brazil

Important Information About the Fund

ProShares UltraShort MSCI Brazil (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the MSCI Brazil Index® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples, and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a free-float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region. As of June 30, 2011, the Index included companies with capitalizations between  $884.3 million and  $63.8 billion. The average capitalization of the companies comprising the Index was approximately  $7.4 billion. The Index is published under the Bloomberg ticker symbol "MXBR."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 25.02% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 25.02% of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 42.18%. The Index's highest June to June volatility rate during the five-year period was 72.1% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 18.52%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

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Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Geographic Concentration Risk — Because the Fund focuses its investments only in Brazil it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in Brazil and subject to the related risks.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 6/30/2010): 24.11% Worst Quarter (ended 9/30/2010): -38.43% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 0.33%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

ProShares UltraShort MSCI Brazil | MSCI Brazil Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.81%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	31.17%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares UltraShort FTSE China 25

UltraShort FTSE China 25

Important Information About the Fund

ProShares UltraShort FTSE China 25 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the FTSE China 25 Index® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples, and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange. As of June 30, 2011, the Index included companies with capitalizations between  $91.9 billion and  $2.4 trillion. The average capitalization of the companies comprising the Index was approximately  $100.0 billion. The Index is published under the Bloomberg ticker symbol "XIN0I."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort FTSE China 25
Investment Advisory Fees		0.75%
Other Expenses		0.29%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.04%
Fee Waiver/Reimbursement	[1]	(0.09%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraShort FTSE China 25	97	322	565	1,263

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial and energy industry groups, which comprised approximately 51.62% and 25.21%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 38.19%. The Index's highest June to June volatility rate during the five-year period was 60.89% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 13.37%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Energy Industry Risk — The Fund is subject to risks faced by companies in the energy sector to the same extent as the Index is so concentrated, including: effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; and risk for environmental damage claims. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

•

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Geographic Concentration Risk — Because the Fund focuses its investments only in China it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in China and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 3/31/2008): 23.66% Worst Quarter (ended 12/31/2008): -61.25% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -10.51%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraShort FTSE China 25		(28.32%)	(53.93%)	Nov 6, 2007
ProShares UltraShort FTSE China 25 After Taxes on Distributions		(28.32%)	(53.99%)
ProShares UltraShort FTSE China 25 After Taxes on Distributions and Sale of Shares		(18.41%)	(37.70%)
ProShares UltraShort FTSE China 25 FTSE China 25 Index	[1]	3.45%	(9.71%)
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort FTSE China 25 | ProShares UltraShort FTSE China 25
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.04%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	322
5 Years	rr_ExpenseExampleYear05	565
10 Years	rr_ExpenseExampleYear10	1,263
Annual Return 2008	rr_AnnualReturn2008	(53.52%)
Annual Return 2009	rr_AnnualReturn2009	(76.27%)
Annual Return 2010	rr_AnnualReturn2010	(28.32%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.51%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(61.25%)
One Year	rr_AverageAnnualReturnYear01	(28.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	(53.93%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 2007
ProShares UltraShort FTSE China 25 | ProShares UltraShort FTSE China 25 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(28.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	(53.99%)
ProShares UltraShort FTSE China 25 | ProShares UltraShort FTSE China 25 | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(18.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	(37.70%)
ProShares UltraShort FTSE China 25
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraShort FTSE China 25

Important Information About the Fund

ProShares UltraShort FTSE China 25 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the FTSE China 25 Index® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples, and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange. As of June 30, 2011, the Index included companies with capitalizations between  $91.9 billion and  $2.4 trillion. The average capitalization of the companies comprising the Index was approximately  $100.0 billion. The Index is published under the Bloomberg ticker symbol "XIN0I."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial and energy industry groups, which comprised approximately 51.62% and 25.21%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial and energy industry groups, which comprised approximately 51.62% and 25.21%, respectively, of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 38.19%. The Index's highest June to June volatility rate during the five-year period was 60.89% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 13.37%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Energy Industry Risk — The Fund is subject to risks faced by companies in the energy sector to the same extent as the Index is so concentrated, including: effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; and risk for environmental damage claims. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

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Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Geographic Concentration Risk — Because the Fund focuses its investments only in China it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in China and subject to the related risks.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 3/31/2008): 23.66% Worst Quarter (ended 12/31/2008): -61.25% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -10.51%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

ProShares UltraShort FTSE China 25 | FTSE China 25 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.45%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(9.71%)	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares UltraShort MSCI Japan

UltraShort MSCI Japan

Important Information About the Fund

ProShares UltraShort MSCI Japan (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the MSCI Japan Index® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples, and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes 85% of free-float adjusted, market capitalization in each industry group in Japan. As of June 30, 2011, the Index included companies with capitalizations between  $979.3 million and  $112.7 billion. The average capitalization of the companies comprising the Index was approximately  $7.2 billion. The Index is published under the Bloomberg ticker symbol "MXJP."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort MSCI Japan
Investment Advisory Fees		0.75%
Other Expenses		0.89%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.64%
Fee Waiver/Reimbursement	[1]	(0.69%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraShort MSCI Japan	97	450	827	1,886

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 25.71%. The Index's highest June to June volatility rate during the five-year period was 39.51% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was -3.64%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term per formance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

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Geographic Concentration Risk — Because the Fund focuses its investments only in Japan it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in Japan and subject to the related risks.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 3/31/2009): 29.19% Worst Quarter (ended 6/30/2009): -34.23% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -0.88%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraShort MSCI Japan		(30.70%)	(16.29%)	Nov 6, 2007
ProShares UltraShort MSCI Japan After Taxes on Distributions		(30.70%)	(17.69%)
ProShares UltraShort MSCI Japan After Taxes on Distributions and Sale of Shares		(19.96%)	(13.69%)
ProShares UltraShort MSCI Japan MSCI Japan Index	[1]	15.59%	(5.40%)
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort MSCI Japan | ProShares UltraShort MSCI Japan
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.89%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.64%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.69%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	450
5 Years	rr_ExpenseExampleYear05	827
10 Years	rr_ExpenseExampleYear10	1,886
Annual Return 2008	rr_AnnualReturn2008	2.85%
Annual Return 2009	rr_AnnualReturn2009	(26.12%)
Annual Return 2010	rr_AnnualReturn2010	(30.70%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.88%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.23%)
One Year	rr_AverageAnnualReturnYear01	(30.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	(16.29%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 2007
ProShares UltraShort MSCI Japan | ProShares UltraShort MSCI Japan | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(30.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	(17.69%)
ProShares UltraShort MSCI Japan | ProShares UltraShort MSCI Japan | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(19.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	(13.69%)
ProShares UltraShort MSCI Japan
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraShort MSCI Japan

Important Information About the Fund

ProShares UltraShort MSCI Japan (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the MSCI Japan Index® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples, and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes 85% of free-float adjusted, market capitalization in each industry group in Japan. As of June 30, 2011, the Index included companies with capitalizations between  $979.3 million and  $112.7 billion. The average capitalization of the companies comprising the Index was approximately  $7.2 billion. The Index is published under the Bloomberg ticker symbol "MXJP."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 25.71%. The Index's highest June to June volatility rate during the five-year period was 39.51% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was -3.64%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term per formance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

•

Geographic Concentration Risk — Because the Fund focuses its investments only in Japan it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in Japan and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 3/31/2009): 29.19% Worst Quarter (ended 6/30/2009): -34.23% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -0.88%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

ProShares UltraShort MSCI Japan | MSCI Japan Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.59%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(5.40%)	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares UltraShort MSCI Mexico Investable Market

UltraShort MSCI Mexico Investable Market

Important Information About the Fund

ProShares UltraShort MSCI Mexico Investable Market (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the MSCI Mexico Investable Market Index® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples, and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Mexican equity market by capturing 99% of the (publicly available) total market capitalization. Component companies must meet objective criteria for inclusion in the MSCI Mexico Investable Market Index, taking into consideration unavailable strategic shareholdings and limitations to foreign ownership. As of June 30, 2011, the Index included companies with capitalizations between  $74.3 million and  $52.6 billion. The average capitalization of the companies comprising the Index was approximately  $4.3 billion. The Index is published under the Bloomberg ticker symbol "MZMXI."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort MSCI Mexico Investable Market
Investment Advisory Fees		0.75%
Other Expenses		3.96%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		4.71%
Fee Waiver/Reimbursement	[1]	(3.76%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraShort MSCI Mexico Investable Market	97	1,080	2,069	4,566

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the telecommunications services and consumer non-cyclical industry groups, which comprised approximately 30.66% and 25.60%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 31.74%. The Index's highest June to June volatility rate during the five-year period was 53.79% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 10.86%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Consumer Goods Industry Risk — The Fund is subject to risks faced by companies in the consumer goods economic sector to the same extent as the Index is so concentrated, including: governmental regulation affecting the permissibility of using various food additives and production methods could affect profitability; new laws or litigation that may adversely affect tobacco companies; fads, marketing campaigns and other factors affecting supply and demand that may strongly affect securities prices and profitability of food, soft drink and fashion related products; and international events that may affect food and beverage companies that derive a substantial portion of their net income from foreign countries. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

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Geographic Concentration Risk — Because the Fund focuses its investments only in Mexico it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in Mexico and subject to the related risks.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Telecommunications Industry Risk — The Fund is subject to risks faced by companies in the telecommunications economic sector to the same extent as the Index is so concentrated, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to twice the inverse (-2x) of the Index, such occurrences may introduce more volatility to the Fund.

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Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 6/30/2010): 12.38% Worst Quarter (ended 12/31/2010): -29.85% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -9.88%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraShort MSCI Mexico Investable Market		(50.26%)	(62.47%)	Jun 16, 2009
ProShares UltraShort MSCI Mexico Investable Market After Taxes on Distributions		(50.26%)	(62.47%)
ProShares UltraShort MSCI Mexico Investable Market After Taxes on Distributions and Sale of Shares		(32.67%)	(50.56%)
ProShares UltraShort MSCI Mexico Investable Market MSCI Mexico Investable Market Index	[1]	27.45%	44.21%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort MSCI Mexico Investable Market | ProShares UltraShort MSCI Mexico Investable Market
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	3.96%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	4.71%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.76%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	1,080
5 Years	rr_ExpenseExampleYear05	2,069
10 Years	rr_ExpenseExampleYear10	4,566
Annual Return 2010	rr_AnnualReturn2010	(50.26%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(9.88%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.85%)
One Year	rr_AverageAnnualReturnYear01	(50.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	(62.47%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2009
ProShares UltraShort MSCI Mexico Investable Market | ProShares UltraShort MSCI Mexico Investable Market | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(50.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	(62.47%)
ProShares UltraShort MSCI Mexico Investable Market | ProShares UltraShort MSCI Mexico Investable Market | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(32.67%)
Since Inception	rr_AverageAnnualReturnSinceInception	(50.56%)
ProShares UltraShort MSCI Mexico Investable Market
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraShort MSCI Mexico Investable Market

Important Information About the Fund

ProShares UltraShort MSCI Mexico Investable Market (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the MSCI Mexico Investable Market Index® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples, and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Mexican equity market by capturing 99% of the (publicly available) total market capitalization. Component companies must meet objective criteria for inclusion in the MSCI Mexico Investable Market Index, taking into consideration unavailable strategic shareholdings and limitations to foreign ownership. As of June 30, 2011, the Index included companies with capitalizations between  $74.3 million and  $52.6 billion. The average capitalization of the companies comprising the Index was approximately  $4.3 billion. The Index is published under the Bloomberg ticker symbol "MZMXI."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the telecommunications services and consumer non-cyclical industry groups, which comprised approximately 30.66% and 25.60%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the telecommunications services and consumer non-cyclical industry groups, which comprised approximately 30.66% and 25.60%, respectively, of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 31.74%. The Index's highest June to June volatility rate during the five-year period was 53.79% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 10.86%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Consumer Goods Industry Risk — The Fund is subject to risks faced by companies in the consumer goods economic sector to the same extent as the Index is so concentrated, including: governmental regulation affecting the permissibility of using various food additives and production methods could affect profitability; new laws or litigation that may adversely affect tobacco companies; fads, marketing campaigns and other factors affecting supply and demand that may strongly affect securities prices and profitability of food, soft drink and fashion related products; and international events that may affect food and beverage companies that derive a substantial portion of their net income from foreign countries. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

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Geographic Concentration Risk — Because the Fund focuses its investments only in Mexico it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in Mexico and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Telecommunications Industry Risk — The Fund is subject to risks faced by companies in the telecommunications economic sector to the same extent as the Index is so concentrated, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to twice the inverse (-2x) of the Index, such occurrences may introduce more volatility to the Fund.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 6/30/2010): 12.38% Worst Quarter (ended 12/31/2010): -29.85% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -9.88%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

ProShares UltraShort MSCI Mexico Investable Market | MSCI Mexico Investable Market Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	27.45%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	44.21%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Short 7-10 Year Treasury

Short 7-10 Year Treasury

Important Information About the Fund

ProShares Short 7-10 Year Treasury (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Barclays Capital U.S. 7-10 Year Treasury Bond Index (the "Index") for that period. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC, are fixed rate, and have more than  $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes ("TINs"), U.S. Treasury inflation-protected securities ("TIPs"), state and local government bonds ("SLGs"), and coupon issues that have been stripped from assets already included. The Index is published under the Bloomberg ticker symbol "LT09TRUU."

The Fund is different from most exchange-traded funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Short 7-10 Year Treasury
Investment Advisory Fees		0.75%
Other Expenses	[1]	3.01%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		3.76%
Fee Waiver/Reimbursement	[2]	(2.81%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years
ProShares Short 7-10 Year Treasury	97	889

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the period from April 5, 2011 (the Fund's inception date) to May 31, 2011, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or borrowing lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return the same as or more than the inverse performance (-1x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse performance (-1x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-100% One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 7.83%. The Index's highest June to June volatility rate during the five-year period was 11.07% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 7.8%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -1x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in the Fund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than securities issued by and guaranteed as to principal and interest by the U.S. government. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

As a fund seeking investment results that correspond to the inverse of the Index, the Fund's performance will generally be more favorable when interest rates rise and less favorable when interest rates decline.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of the inverse (-1x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Risk — The Fund is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Short 7-10 Year Treasury | ProShares Short 7-10 Year Treasury
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	3.01%	[1]
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	3.76%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.81%)	[2]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	889
ProShares Short 7-10 Year Treasury
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Short 7-10 Year Treasury

Important Information About the Fund

ProShares Short 7-10 Year Treasury (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Barclays Capital U.S. 7-10 Year Treasury Bond Index (the "Index") for that period. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC, are fixed rate, and have more than  $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes ("TINs"), U.S. Treasury inflation-protected securities ("TIPs"), state and local government bonds ("SLGs"), and coupon issues that have been stripped from assets already included. The Index is published under the Bloomberg ticker symbol "LT09TRUU."

The Fund is different from most exchange-traded funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the period from April 5, 2011 (the Fund's inception date) to May 31, 2011, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or borrowing lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return the same as or more than the inverse performance (-1x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse performance (-1x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-100% One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 7.83%. The Index's highest June to June volatility rate during the five-year period was 11.07% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 7.8%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -1x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in the Fund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than securities issued by and guaranteed as to principal and interest by the U.S. government. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

As a fund seeking investment results that correspond to the inverse of the Index, the Fund's performance will generally be more favorable when interest rates rise and less favorable when interest rates decline.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of the inverse (-1x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Risk — The Fund is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for a full calendar year

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

ProShares Short 20+ Year Treasury

Short 20+ Year Treasury

Important Information About the Fund

ProShares Short 20+ Year Treasury (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Barclays Capital U.S. 20+ Year Treasury Bond Index (the "Index") for that period. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC, are fixed rate, and have more than  $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes ("TINs"), U.S. Treasury inflation protected securities ("TIPs"), state and local government series bonds ("SLGs"), and coupon issues that have been stripped from assets already included. The Index is published under the Bloomberg ticker symbol "LT11TRUU."

The Fund is different from most exchange-traded funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Short 20+ Year Treasury
Investment Advisory Fees		0.75%
Other Expenses		0.22%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		0.97%
Fee Waiver/Reimbursement	[1]	(0.02%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Short 20+ Year Treasury	97	307	534	1,188

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or borrowing lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return the same as or more than the inverse performance (-1x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse performance (-1x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-100% One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 15.32%. The Index's highest June to June volatility rate during the five-year period was 21.5% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 6.79%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -1x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in the Fund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than securities issued by and guaranteed as to principal and interest by the U.S. government. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

As a fund seeking investment results that correspond to the inverse of the Index, the Fund's performance will generally be more favorable when interest rates rise and less favorable when interest rates decline.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of the inverse (-1x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Risk — The Fund is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 12/31/2010): 8.99% Worst Quarter (ended 6/30/2010): -14.01% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -3.08%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Short 20+ Year Treasury		(13.02%)	(9.08%)	Aug 18, 2009
ProShares Short 20+ Year Treasury After Taxes on Distributions		(13.02%)	(9.08%)
ProShares Short 20+ Year Treasury After Taxes on Distributions and Sale of Shares		(8.46%)	(7.69%)
ProShares Short 20+ Year Treasury Barclays Capital U.S. 20+ Year Treasury Bond Index	[1]	9.38%	3.27%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse results (i.e., -1x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Short 20+ Year Treasury | ProShares Short 20+ Year Treasury
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	0.97%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	307
5 Years	rr_ExpenseExampleYear05	534
10 Years	rr_ExpenseExampleYear10	1,188
Annual Return 2010	rr_AnnualReturn2010	(13.02%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.08%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.01%)
One Year	rr_AverageAnnualReturnYear01	(13.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.08%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2009
ProShares Short 20+ Year Treasury | ProShares Short 20+ Year Treasury | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.08%)
ProShares Short 20+ Year Treasury | ProShares Short 20+ Year Treasury | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(8.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.69%)
ProShares Short 20+ Year Treasury
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Short 20+ Year Treasury

Important Information About the Fund

ProShares Short 20+ Year Treasury (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Barclays Capital U.S. 20+ Year Treasury Bond Index (the "Index") for that period. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC, are fixed rate, and have more than  $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes ("TINs"), U.S. Treasury inflation protected securities ("TIPs"), state and local government series bonds ("SLGs"), and coupon issues that have been stripped from assets already included. The Index is published under the Bloomberg ticker symbol "LT11TRUU."

The Fund is different from most exchange-traded funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or borrowing lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return the same as or more than the inverse performance (-1x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse performance (-1x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-100% One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 15.32%. The Index's highest June to June volatility rate during the five-year period was 21.5% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 6.79%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -1x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in the Fund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than securities issued by and guaranteed as to principal and interest by the U.S. government. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

As a fund seeking investment results that correspond to the inverse of the Index, the Fund's performance will generally be more favorable when interest rates rise and less favorable when interest rates decline.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of the inverse (-1x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Risk — The Fund is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 12/31/2010): 8.99% Worst Quarter (ended 6/30/2010): -14.01% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -3.08%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse results (i.e., -1x). Shareholders should actively monitor their investments.

ProShares Short 20+ Year Treasury | Barclays Capital U.S. 20+ Year Treasury Bond Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.38%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.27%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Short High Yield

Short High Yield

Important Information About the Fund

ProShares Short High Yield (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Markit iBoxx  $ Liquid High Yield Index (the "Index") for that period. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated high yield corporate bonds for sale within the United States by means of including the most liquid high yield corporate bonds available as determined by the index provider. Currently, the bonds eligible for inclusion in the Index include U.S. dollar-denominated, corporate bonds for sale in the United States that are issued by companies domiciled in the U.S., Bermuda, Canada, Cayman Islands, Western Europe or Japan; are rated sub-investment grade by Moody's Investors Service, Inc., Fitch, Inc. or Standard and Poor's Financial Services, LLC; are from issuers with at least  $1 billion par outstanding; have at least  $400 million of outstanding face value; and are between three and fifteen years to maturity. There is no limit to the number of issues in the Index. Index rebalances occur monthly. The Index is published under the Bloomberg ticker symbol "IBOXHY."

The percentage change of the Fund's NAV each day may differ, perhaps significantly, from the inverse (-1x) of the percentage change of the Index on such day. This is due primarily to (a) the impact of a limited trading market in the component Index bonds on the calculation of the Index, and (b) the time difference in calculation of the Index (3:00 p.m.) and valuation of the Fund (4:00 p.m.).

The Fund is different from most exchange-traded funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Short High Yield
Investment Advisory Fees		0.75%
Other Expenses	[1]	2.91%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		3.66%
Fee Waiver/Reimbursement	[2]	(2.71%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years
ProShares Short High Yield	97	869

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the period from March 21, 2011 (the Fund's inception date) to May 31, 2011, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. A Fund will lose money if the Index per formance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return the same as or more than the inverse performance (-1x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse performance (-1x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-100% One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 7.13%. The Index's highest June to June volatility rate during the five-year period was 13.53% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 7.22%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The percentage change of the Fund's NAV each day may differ, perhaps significantly, from the inverse (-1x) of the percentage change of the Index on such day. This is due primarily to (a) the impact of a limited trading market in the component Index bonds on the calculation of the Index, and (b) the time difference in calculation of the Index (3:00 pm) and the valuation of the Fund (4:00 pm).

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -1x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all bonds in the Index, or its weighting of investment exposure to such bonds may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in the Fund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than securities issued by and guaranteed as to principal and interest by the U.S. government. High yield fixed-income securities are considered to be speculative and may have a greater risk of default than other types of debt instruments. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) differences in securities settlement practices; ii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iii) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; iv) potentially higher brokerage commissions; v) the possibility that a foreign government may withhold portions of interest and dividends at the source; vi) taxation of income earned in foreign countries or other foreign taxes imposed; vii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; viii) less publicly available information about foreign issuers; and ix) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies.

Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

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High Yield Risk — Investment in or exposure to high yield (lower rated) debt instruments (also known as "junk bonds") may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish the Fund's ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. High yield debt instruments may also present risks based on payment expectations. For example, these instruments may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a security is in default with respect to interest or principal payments, the issuer's security could lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect the Fund's performance. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

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Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

As a fund seeking investment results that correspond to the inverse of the Index, the Fund's performance will generally be more favorable when interest rates rise and less favorable when interest rates decline.

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Intraday Price Performance Risk Interest Rate Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of the inverse (-1x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Risk — The Fund is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). The level of the Index is typically computed at 3:00 p.m. (Eastern time). As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Short High Yield | ProShares Short High Yield
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	2.91%	[1]
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	3.66%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.71%)	[2]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	869
ProShares Short High Yield
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Short High Yield

Important Information About the Fund

ProShares Short High Yield (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Markit iBoxx  $ Liquid High Yield Index (the "Index") for that period. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated high yield corporate bonds for sale within the United States by means of including the most liquid high yield corporate bonds available as determined by the index provider. Currently, the bonds eligible for inclusion in the Index include U.S. dollar-denominated, corporate bonds for sale in the United States that are issued by companies domiciled in the U.S., Bermuda, Canada, Cayman Islands, Western Europe or Japan; are rated sub-investment grade by Moody's Investors Service, Inc., Fitch, Inc. or Standard and Poor's Financial Services, LLC; are from issuers with at least  $1 billion par outstanding; have at least  $400 million of outstanding face value; and are between three and fifteen years to maturity. There is no limit to the number of issues in the Index. Index rebalances occur monthly. The Index is published under the Bloomberg ticker symbol "IBOXHY."

The percentage change of the Fund's NAV each day may differ, perhaps significantly, from the inverse (-1x) of the percentage change of the Index on such day. This is due primarily to (a) the impact of a limited trading market in the component Index bonds on the calculation of the Index, and (b) the time difference in calculation of the Index (3:00 p.m.) and valuation of the Fund (4:00 p.m.).

The Fund is different from most exchange-traded funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the period from March 21, 2011 (the Fund's inception date) to May 31, 2011, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. A Fund will lose money if the Index per formance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return the same as or more than the inverse performance (-1x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse performance (-1x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-100% One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 7.13%. The Index's highest June to June volatility rate during the five-year period was 13.53% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 7.22%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The percentage change of the Fund's NAV each day may differ, perhaps significantly, from the inverse (-1x) of the percentage change of the Index on such day. This is due primarily to (a) the impact of a limited trading market in the component Index bonds on the calculation of the Index, and (b) the time difference in calculation of the Index (3:00 pm) and the valuation of the Fund (4:00 pm).

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -1x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all bonds in the Index, or its weighting of investment exposure to such bonds may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in the Fund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than securities issued by and guaranteed as to principal and interest by the U.S. government. High yield fixed-income securities are considered to be speculative and may have a greater risk of default than other types of debt instruments. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) differences in securities settlement practices; ii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iii) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; iv) potentially higher brokerage commissions; v) the possibility that a foreign government may withhold portions of interest and dividends at the source; vi) taxation of income earned in foreign countries or other foreign taxes imposed; vii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; viii) less publicly available information about foreign issuers; and ix) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies.

Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

•

High Yield Risk — Investment in or exposure to high yield (lower rated) debt instruments (also known as "junk bonds") may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish the Fund's ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. High yield debt instruments may also present risks based on payment expectations. For example, these instruments may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a security is in default with respect to interest or principal payments, the issuer's security could lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect the Fund's performance. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

•

Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

As a fund seeking investment results that correspond to the inverse of the Index, the Fund's performance will generally be more favorable when interest rates rise and less favorable when interest rates decline.

•

Intraday Price Performance Risk Interest Rate Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of the inverse (-1x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Risk — The Fund is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). The level of the Index is typically computed at 3:00 p.m. (Eastern time). As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for a full calendar year

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

ProShares Short Investment Grade Corporate

Short Investment Grade Corporate

Important Information About the Fund

ProShares Short Investment Grade Corporate (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Markit iBoxx  $ Liquid Investment Grade Index (the "Index") for that period. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated investment grade corporate bonds publicly offered in the United States by means of including the most liquid investment grade corporate bonds available as determined by the index provider. Currently, the bonds eligible for inclusion in the Index include U.S. dollar-denominated corporate bonds publicly offered in the United States that are issued by companies domiciled in the U.S., Bermuda, Canada, Cayman Islands, Western Europe or Japan; are rated investment grade by Moody's Investors Service, Inc., Fitch, Inc. or Standard and Poor's Financial Services, LLC; are from issuers with at least  $3 billion par outstanding; have at least  $750 million of outstanding face value; and have at least three years remaining to maturity. There is no limit to the number of issues in the Index. Index rebalances occur monthly. The Index is published under the Bloomberg ticker symbol "IBOXIG."

The percentage change of the Fund's NAV each day may differ, perhaps significantly, from the inverse (-1x) of the percentage change of the Index on such day. This is due primarily to (a) the impact of a limited trading market in the component Index bonds on the calculation of the Index, and (b) the time difference in calculation of the Index (3:00 p.m.) and valuation of the Fund (4:00 p.m.).

The Fund is different from most exchange-traded funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Short Investment Grade Corporate
Investment Advisory Fees		0.75%
Other Expenses	[1]	4.13%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		4.88%
Fee Waiver/Reimbursement	[2]	(3.93%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years
ProShares Short Investment Grade Corporate	97	1,114

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the period from March 28, 2011 (the Fund's inception date) to May 31, 2011, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return the same as or more than the inverse performance (-1x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse performance (-1x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-100% One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 6.22%. The Index's highest June to June volatility rate during the five-year period was 11.49% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 7.3%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The percentage change of the Fund's NAV each day may differ, perhaps significantly, from the inverse (-1x) of the percentage change of the Index on such day. This is due primarily to (a) the impact of a limited trading market in the component Index bonds on the calculation of the Index, and (b) the time difference in calculation of the Index (3:00 pm) and the valuation of the Fund (4:00 pm).

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -1x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all bonds in the Index, or its weighting of investment exposure to such bonds may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in the Fund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than securities issued by and guaranteed as to principal and interest by the U.S. government. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) differences in securities settlement practices; ii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iii) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; iv) potentially higher brokerage commissions; v) the possibility that a foreign government may withhold portions of interest and dividends at the source; vi) taxation of income earned in foreign countries or other foreign taxes imposed; vii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; viii) less publicly available information about foreign issuers; and ix) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies.

Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

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Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

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Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

As a fund seeking investment results that correspond to the inverse of the Index, the Fund's performance will generally be more favorable when interest rates rise and less favorable when interest rates decline.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of the inverse (-1x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Risk — The Fund is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

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Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). The level of the Index is typically computed at 3:00 p.m. (Eastern time). As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Short Investment Grade Corporate | ProShares Short Investment Grade Corporate
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	4.13%	[1]
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	4.88%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.93%)	[2]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	1,114
ProShares Short Investment Grade Corporate
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Short Investment Grade Corporate

Important Information About the Fund

ProShares Short Investment Grade Corporate (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Markit iBoxx  $ Liquid Investment Grade Index (the "Index") for that period. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated investment grade corporate bonds publicly offered in the United States by means of including the most liquid investment grade corporate bonds available as determined by the index provider. Currently, the bonds eligible for inclusion in the Index include U.S. dollar-denominated corporate bonds publicly offered in the United States that are issued by companies domiciled in the U.S., Bermuda, Canada, Cayman Islands, Western Europe or Japan; are rated investment grade by Moody's Investors Service, Inc., Fitch, Inc. or Standard and Poor's Financial Services, LLC; are from issuers with at least  $3 billion par outstanding; have at least  $750 million of outstanding face value; and have at least three years remaining to maturity. There is no limit to the number of issues in the Index. Index rebalances occur monthly. The Index is published under the Bloomberg ticker symbol "IBOXIG."

The percentage change of the Fund's NAV each day may differ, perhaps significantly, from the inverse (-1x) of the percentage change of the Index on such day. This is due primarily to (a) the impact of a limited trading market in the component Index bonds on the calculation of the Index, and (b) the time difference in calculation of the Index (3:00 p.m.) and valuation of the Fund (4:00 p.m.).

The Fund is different from most exchange-traded funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the period from March 28, 2011 (the Fund's inception date) to May 31, 2011, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return the same as or more than the inverse performance (-1x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse performance (-1x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-100% One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 6.22%. The Index's highest June to June volatility rate during the five-year period was 11.49% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 7.3%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The percentage change of the Fund's NAV each day may differ, perhaps significantly, from the inverse (-1x) of the percentage change of the Index on such day. This is due primarily to (a) the impact of a limited trading market in the component Index bonds on the calculation of the Index, and (b) the time difference in calculation of the Index (3:00 pm) and the valuation of the Fund (4:00 pm).

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -1x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all bonds in the Index, or its weighting of investment exposure to such bonds may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in the Fund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than securities issued by and guaranteed as to principal and interest by the U.S. government. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) differences in securities settlement practices; ii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iii) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; iv) potentially higher brokerage commissions; v) the possibility that a foreign government may withhold portions of interest and dividends at the source; vi) taxation of income earned in foreign countries or other foreign taxes imposed; vii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; viii) less publicly available information about foreign issuers; and ix) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies.

Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

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Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

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Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

As a fund seeking investment results that correspond to the inverse of the Index, the Fund's performance will generally be more favorable when interest rates rise and less favorable when interest rates decline.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of the inverse (-1x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Risk — The Fund is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

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Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). The level of the Index is typically computed at 3:00 p.m. (Eastern time). As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for a full calendar year

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

ProShares UltraShort 3-7 Year Treasury

UltraShort 3-7 Year Treasury

Important Information About the Fund

ProShares UltraShort 3-7 Year Treasury (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Barclays Capital U.S. 3-7 Year Treasury Bond Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes all publicly issued U.S. Treasury securities that have a remaining maturity of more than three years and less than seven years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by S&P), are fixed rate, and have more than  $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes (TINs), U.S. Treasury inflation protected securities (TIPs), state and local government series bonds (SLGs), and coupon issues that have been stripped from assets already included. The Index is published under the Bloomberg ticker symbol "LT13TRUU"

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort 3-7 Year Treasury
Investment Advisory Fees		0.75%
Other Expenses	[1]	4.24%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		4.99%
Fee Waiver/Reimbursement	[2]	(4.04%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years
ProShares UltraShort 3-7 Year Treasury	97	1,135

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the period from April 5, 2011 (the Fund's inception date) to May 31, 2011, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 5.25%. The Index's highest June to June volatility rate during the five-year period was 6.89% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 6.95%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in the Fund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than securities issued by and guaranteed as to principal and interest by the U.S. government. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

As a fund seeking investment results that correspond to a multiple of the inverse of the Index, the Fund's performance will generally be more favorable when interest rates rise and less favorable when interest rates decline.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Risk — The Fund is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort 3-7 Year Treasury | ProShares UltraShort 3-7 Year Treasury
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	4.24%	[1]
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	4.99%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.04%)	[2]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	1,135
ProShares UltraShort 3-7 Year Treasury
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraShort 3-7 Year Treasury

Important Information About the Fund

ProShares UltraShort 3-7 Year Treasury (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Barclays Capital U.S. 3-7 Year Treasury Bond Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes all publicly issued U.S. Treasury securities that have a remaining maturity of more than three years and less than seven years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by S&P), are fixed rate, and have more than  $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes (TINs), U.S. Treasury inflation protected securities (TIPs), state and local government series bonds (SLGs), and coupon issues that have been stripped from assets already included. The Index is published under the Bloomberg ticker symbol "LT13TRUU"

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the period from April 5, 2011 (the Fund's inception date) to May 31, 2011, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 5.25%. The Index's highest June to June volatility rate during the five-year period was 6.89% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 6.95%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in the Fund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than securities issued by and guaranteed as to principal and interest by the U.S. government. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

As a fund seeking investment results that correspond to a multiple of the inverse of the Index, the Fund's performance will generally be more favorable when interest rates rise and less favorable when interest rates decline.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Risk — The Fund is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for a full calendar year

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

ProShares UltraShort 7-10 Year Treasury

UltraShort 7-10 Year Treasury

Important Information About the Fund

ProShares UltraShort 7-10 Year Treasury (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Barclays Capital U.S. 7-10 Year Treasury Bond Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC, are fixed rate, and have more than  $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes ("TINs"), U.S. Treasury inflation-protected securities ("TIPs"), state and local government bonds ("SLGs"), and coupon issues that have been stripped from assets already included. The Index is published under the Bloomberg ticker symbol "LT09TRUU."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort 7-10 Year Treasury
Investment Advisory Fees		0.75%
Other Expenses		0.23%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		0.98%
Fee Waiver/Reimbursement	[1]	(0.03%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraShort 7-10 Year Treasury	97	309	539	1,199

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 7.83%. The Index's highest June to June volatility rate during the five-year period was 11.07% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 7.8%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in the Fund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than securities issued by and guaranteed as to principal and interest by the U.S. government. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

As a fund seeking investment results that correspond to a multiple of the inverse of the Index, the Fund's performance will generally be more favorable when interest rates rise and less favorable when interest rates decline.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Risk — The Fund is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 6/30/2009): 8.44% Worst Quarter (ended 6/30/2010): -15.29% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -8.21%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraShort 7-10 Year Treasury		(26.32%)	(17.02%)	Apr 29, 2008
ProShares UltraShort 7-10 Year Treasury After Taxes on Distributions		(21.46%)	(17.05%)
ProShares UltraShort 7-10 Year Treasury After Taxes on Distributions and Sale of Shares		(13.95%)	(14.11%)
ProShares UltraShort 7-10 Year Treasury Barclays Capital U.S. 7-10 Year Treasury Bond Index	[1]	9.37%	6.19%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort 7-10 Year Treasury | ProShares UltraShort 7-10 Year Treasury
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	0.98%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	309
5 Years	rr_ExpenseExampleYear05	539
10 Years	rr_ExpenseExampleYear10	1,199
Annual Return 2009	rr_AnnualReturn2009	2.88%
Annual Return 2010	rr_AnnualReturn2010	(21.46%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(8.21%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.29%)
One Year	rr_AverageAnnualReturnYear01	(26.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	(17.02%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2008
ProShares UltraShort 7-10 Year Treasury | ProShares UltraShort 7-10 Year Treasury | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(21.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	(17.05%)
ProShares UltraShort 7-10 Year Treasury | ProShares UltraShort 7-10 Year Treasury | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.95%)
Since Inception	rr_AverageAnnualReturnSinceInception	(14.11%)
ProShares UltraShort 7-10 Year Treasury
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraShort 7-10 Year Treasury

Important Information About the Fund

ProShares UltraShort 7-10 Year Treasury (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Barclays Capital U.S. 7-10 Year Treasury Bond Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC, are fixed rate, and have more than  $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes ("TINs"), U.S. Treasury inflation-protected securities ("TIPs"), state and local government bonds ("SLGs"), and coupon issues that have been stripped from assets already included. The Index is published under the Bloomberg ticker symbol "LT09TRUU."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 7.83%. The Index's highest June to June volatility rate during the five-year period was 11.07% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 7.8%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in the Fund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than securities issued by and guaranteed as to principal and interest by the U.S. government. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

As a fund seeking investment results that correspond to a multiple of the inverse of the Index, the Fund's performance will generally be more favorable when interest rates rise and less favorable when interest rates decline.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Risk — The Fund is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 6/30/2009): 8.44% Worst Quarter (ended 6/30/2010): -15.29% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -8.21%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

ProShares UltraShort 7-10 Year Treasury | Barclays Capital U.S. 7-10 Year Treasury Bond Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.37%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	6.19%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares UltraShort 20+ Year Treasury

UltraShort 20+ Year Treasury

Important Information About the Fund

ProShares UltraShort 20+ Year Treasury (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Barclays Capital U.S. 20+ Year Treasury Bond Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC, are fixed rate, and have more than  $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes ("TINs"), U.S. Treasury inflation protected securities ("TIPs"), state and local government series bonds ("SLGs"), and coupon issues that have been stripped from assets already included. The Index is published under the Bloomberg ticker symbol "LT11TRUU."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort 20+ Year Treasury
Investment Advisory Fees		0.75%
Other Expenses		0.18%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		0.93%
Fee Waiver/Reimbursement	[1]	none
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.93%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraShort 20+ Year Treasury	95	296	515	1,143

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 15.32%. The Index's highest June to June volatility rate during the five-year period was 21.5% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 6.79%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in the Fund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than securities issued by and guaranteed as to principal and interest by the U.S. government. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

As a fund seeking investment results that correspond to a multiple of the inverse of the Index, the Fund's performance will generally be more favorable when interest rates rise and less favorable when interest rates decline.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Risk — The Fund is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

As a fund seeking investment results that correspond to twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 12/31/2010): 17.87% Worst Quarter (ended 6/30/2010): -26.74% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -6.33%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraShort 20+ Year Treasury		(21.46%)	(21.29%)	Apr 29, 2008
ProShares UltraShort 20+ Year Treasury After Taxes on Distributions		(26.32%)	(21.32%)
ProShares UltraShort 20+ Year Treasury After Taxes on Distributions and Sale of Shares		(17.11%)	(17.49%)
ProShares UltraShort 20+ Year Treasury Barclays Capital U.S. 20+ Year Treasury Bond Index	[1]	9.38%	5.20%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort 20+ Year Treasury | ProShares UltraShort 20+ Year Treasury
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	0.93%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.93%
1 Year	rr_ExpenseExampleYear01	95
3 Years	rr_ExpenseExampleYear03	296
5 Years	rr_ExpenseExampleYear05	515
10 Years	rr_ExpenseExampleYear10	1,143
Annual Return 2009	rr_AnnualReturn2009	33.55%
Annual Return 2010	rr_AnnualReturn2010	(26.32%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(6.33%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.74%)
One Year	rr_AverageAnnualReturnYear01	(21.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	(21.29%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2008
ProShares UltraShort 20+ Year Treasury | ProShares UltraShort 20+ Year Treasury | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(26.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	(21.32%)
ProShares UltraShort 20+ Year Treasury | ProShares UltraShort 20+ Year Treasury | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(17.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	(17.49%)
ProShares UltraShort 20+ Year Treasury
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraShort 20+ Year Treasury

Important Information About the Fund

ProShares UltraShort 20+ Year Treasury (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Barclays Capital U.S. 20+ Year Treasury Bond Index (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC, are fixed rate, and have more than  $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes ("TINs"), U.S. Treasury inflation protected securities ("TIPs"), state and local government series bonds ("SLGs"), and coupon issues that have been stripped from assets already included. The Index is published under the Bloomberg ticker symbol "LT11TRUU."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 15.32%. The Index's highest June to June volatility rate during the five-year period was 21.5% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 6.79%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in the Fund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than securities issued by and guaranteed as to principal and interest by the U.S. government. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

As a fund seeking investment results that correspond to a multiple of the inverse of the Index, the Fund's performance will generally be more favorable when interest rates rise and less favorable when interest rates decline.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Risk — The Fund is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

As a fund seeking investment results that correspond to twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 12/31/2010): 17.87% Worst Quarter (ended 6/30/2010): -26.74% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -6.33%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

ProShares UltraShort 20+ Year Treasury | Barclays Capital U.S. 20+ Year Treasury Bond Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.38%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.20%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares UltraShort TIPs

UltraShort TIPS

Important Information About the Fund

ProShares UltraShort TIPS (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes all publicly issued, U.S. Treasury inflation protected securities ("TIPS") that have at least one year remaining maturity, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by S&P), are fixed rate, and have more than  $250 million or more par value outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria and the securities of the Index are updated on the last calendar day of each month. TIPS are the inflation indexed bonds issued by the U.S. Treasury. The principal is adjusted by a designated inflation index, such as the consumer price index, the commonly used measure of inflation. The coupon rate is constant, but generates a different amount of interest when multiplied by the inflation-adjusted principal, thus protecting the holder against inflation. The Index is published under the Bloomberg ticker symbol "LBUTTRUU."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort TIPs
Investment Advisory Fees		0.75%
Other Expenses	[1]	2.61%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		3.36%
Fee Waiver/Reimbursement	[2]	(2.41%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years
ProShares UltraShort TIPs	97	808

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the period from February 3, 2011 (the Fund's inception date) to May 31, 2011, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 7.2%. The Index's highest June to June volatility rate during the five-year period was 11.16% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 6.9%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in the Fund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than securities issued by and guaranteed as to principal and interest by the U.S. government. Unlike conventional bonds, the principal or interest of inflation-linked securities such as TIPS is adjusted periodically to a specified rate of inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Inflation-Indexed Security Risk — The value of an inflation-indexed security (such as TIPS) tends to decrease when real interest rates increase, and tend to increase when real interest rates decrease. Real interest rates are generally measured as a nominal interest rate less an inflation rate. As such, investors should be aware that a short position in TIPS over a particular timeframe may decrease in value due to falling real rates even in a deflationary environment.

•

Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

As a fund seeking investment results that correspond to a multiple of the inverse of the Index, the Fund's performance will generally be more favorable when interest rates rise and less favorable when interest rates decline.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Risk — The Fund is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort TIPs | ProShares UltraShort TIPs
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	2.61%	[1]
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	3.36%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.41%)	[2]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	808
ProShares UltraShort TIPs
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraShort TIPS

Important Information About the Fund

ProShares UltraShort TIPS (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes all publicly issued, U.S. Treasury inflation protected securities ("TIPS") that have at least one year remaining maturity, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by S&P), are fixed rate, and have more than  $250 million or more par value outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria and the securities of the Index are updated on the last calendar day of each month. TIPS are the inflation indexed bonds issued by the U.S. Treasury. The principal is adjusted by a designated inflation index, such as the consumer price index, the commonly used measure of inflation. The coupon rate is constant, but generates a different amount of interest when multiplied by the inflation-adjusted principal, thus protecting the holder against inflation. The Index is published under the Bloomberg ticker symbol "LBUTTRUU."

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the period from February 3, 2011 (the Fund's inception date) to May 31, 2011, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 7.2%. The Index's highest June to June volatility rate during the five-year period was 11.16% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 6.9%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in the Fund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than securities issued by and guaranteed as to principal and interest by the U.S. government. Unlike conventional bonds, the principal or interest of inflation-linked securities such as TIPS is adjusted periodically to a specified rate of inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Inflation-Indexed Security Risk — The value of an inflation-indexed security (such as TIPS) tends to decrease when real interest rates increase, and tend to increase when real interest rates decrease. Real interest rates are generally measured as a nominal interest rate less an inflation rate. As such, investors should be aware that a short position in TIPS over a particular timeframe may decrease in value due to falling real rates even in a deflationary environment.

•

Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

As a fund seeking investment results that correspond to a multiple of the inverse of the Index, the Fund's performance will generally be more favorable when interest rates rise and less favorable when interest rates decline.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Risk — The Fund is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for a full calendar year

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

ProShares Credit Suisse 130/30

Credit Suisse 130/30

Important Information About the Fund

ProShares Credit Suisse 130/30 (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Credit Suisse 130/30 Large-Cap Index (the "Index").

The Index is designed to replicate an investment strategy that establishes either long or short positions in the stocks of certain of the 500 largest U.S. companies based on market capitalization (the "Universe") by applying a rules-based ranking and weighting methodology. The Index intends to provide a representation of a quantitatively constructed 130/30 U.S. large cap equity strategy. This results in the Index having total long exposure of 130% and total short exposure of 30% at each monthly reconstitution date. The Index will have risk characteristics similar to the Universe and will generally rise and fall with the Universe, with the goal, but not the guarantee, of incremental risk adjusted outperformance as compared to the Universe. As of June 30, 2011, the Index contained 130 long and 30 short positions. The Index is published under the Bloomberg ticker symbol "CS13030." The long portion (i.e., +130) of the Index is published under the Bloomberg ticker symbol "CS130L" and the short portion (i.e. -30) of the Index is published separately under the Bloomberg ticker symbol "CS130S."

Investment Objective
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Credit Suisse 130/30
Investment Advisory Fees		0.75%
Other Expenses		0.41%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.16%
Fee Waiver/Reimbursement	[1]	(0.21%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Credit Suisse 130/30	97	348	618	1,390

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 86% of the average value of its entire portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in a combination of equity securities and derivatives that ProShare Advisors believes should track the performance of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in or making short sales of the equity securities comprising the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security or instrument, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to its Index without regard to market conditions, trends or direction. Thus, it is designed to meet its investment objective as calculated from NAV to NAV of matching, before fees and expenses, the performance of the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the consumer, non-cyclical industry groups, which comprised approximately 28.07% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. The use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or to invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The factors that may adversely affect the Fund's correlation with the Index include fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its investment objective.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

•

Index Performance Risk — There is no guarantee or assurance that the methodology used to create the Index will result in the Fund achieving high, or even positive, returns. The Index may underperform more traditional indices. In turn, the Fund could lose value while other indices or measures of market performance increase in value. In addition, the Index was formed in April 2008. Accordingly, the Index has limited historical performance.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be. This risk may be particularly acute when the Index comprises a small number of stocks or other securities.

•

Portfolio Turnover Risk — Active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 9/30/2010): 10.29% Worst Quarter (ended 6/30/2010): -11.55% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 7%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Credit Suisse 130/30		14.22%	28.07%	Jul 13, 2009
ProShares Credit Suisse 130/30 After Taxes on Distributions		14.15%	27.96%
ProShares Credit Suisse 130/30 After Taxes on Distributions and Sale of Shares		9.32%	24.04%
ProShares Credit Suisse 130/30 Credit Suisse 130/30 Large-Cap Index	[1]	15.51%	29.51%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Credit Suisse 130/30 | ProShares Credit Suisse 130/30
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.16%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	348
5 Years	rr_ExpenseExampleYear05	618
10 Years	rr_ExpenseExampleYear10	1,390
Annual Return 2010	rr_AnnualReturn2010	14.22%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.55%)
One Year	rr_AverageAnnualReturnYear01	14.22%
Since Inception	rr_AverageAnnualReturnSinceInception	28.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 13, 2009
ProShares Credit Suisse 130/30 | ProShares Credit Suisse 130/30 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.15%
Since Inception	rr_AverageAnnualReturnSinceInception	27.96%
ProShares Credit Suisse 130/30 | ProShares Credit Suisse 130/30 | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.32%
Since Inception	rr_AverageAnnualReturnSinceInception	24.04%
ProShares Credit Suisse 130/30
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Credit Suisse 130/30

Important Information About the Fund

ProShares Credit Suisse 130/30 (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Credit Suisse 130/30 Large-Cap Index (the "Index").

The Index is designed to replicate an investment strategy that establishes either long or short positions in the stocks of certain of the 500 largest U.S. companies based on market capitalization (the "Universe") by applying a rules-based ranking and weighting methodology. The Index intends to provide a representation of a quantitatively constructed 130/30 U.S. large cap equity strategy. This results in the Index having total long exposure of 130% and total short exposure of 30% at each monthly reconstitution date. The Index will have risk characteristics similar to the Universe and will generally rise and fall with the Universe, with the goal, but not the guarantee, of incremental risk adjusted outperformance as compared to the Universe. As of June 30, 2011, the Index contained 130 long and 30 short positions. The Index is published under the Bloomberg ticker symbol "CS13030." The long portion (i.e., +130) of the Index is published under the Bloomberg ticker symbol "CS130L" and the short portion (i.e. -30) of the Index is published separately under the Bloomberg ticker symbol "CS130S."

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 86% of the average value of its entire portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a combination of equity securities and derivatives that ProShare Advisors believes should track the performance of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in or making short sales of the equity securities comprising the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security or instrument, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to its Index without regard to market conditions, trends or direction. Thus, it is designed to meet its investment objective as calculated from NAV to NAV of matching, before fees and expenses, the performance of the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the consumer, non-cyclical industry groups, which comprised approximately 28.07% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the consumer, non-cyclical industry groups, which comprised approximately 28.07% of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. The use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or to invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The factors that may adversely affect the Fund's correlation with the Index include fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its investment objective.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

•

Index Performance Risk — There is no guarantee or assurance that the methodology used to create the Index will result in the Fund achieving high, or even positive, returns. The Index may underperform more traditional indices. In turn, the Fund could lose value while other indices or measures of market performance increase in value. In addition, the Index was formed in April 2008. Accordingly, the Index has limited historical performance.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be. This risk may be particularly acute when the Index comprises a small number of stocks or other securities.

•

Portfolio Turnover Risk — Active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be. This risk may be particularly acute when the Index comprises a small number of stocks or other securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 9/30/2010): 10.29% Worst Quarter (ended 6/30/2010): -11.55% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 7%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
ProShares Credit Suisse 130/30 | Credit Suisse 130/30 Large-Cap Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.51%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	29.51%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Hedge Replication ETF

Hedge Replication ETF

Important Information About the Fund

ProShares Hedge Replication ETF ProShares Hedge Replication ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Merrill Lynch Factor Model—Exchange Series (the "Benchmark").

The Benchmark, established by Merrill Lynch International, seeks to provide the risk and return characteristics of the hedge fund asset class by targeting a high correlation to the HFRI Fund Weighted Composite Index (the "HFRI"). The HFRI is designed to reflect hedge fund industry performance through an equally weighted composite of over 2000 constituent funds. In seeking to maintain a high correlation with the HFRI, the Benchmark utilizes a synthetic model to establish, each month, weighted long or short (or, in certain cases, long or flat) positions in six underlying factors ("Factors"). The Factors that comprise the Benchmark are the (1) S&P 500 Total Return Index, (2) the MSCI EAFE US Dollar Net Total Return Index, (3) the MSCI Emerging Markets US Dollar Net Total Return Index ("MSCI Emerging Markets"), (4) the Russell 2000 Total Return Index ("Russell 2000"), (5) three-month U.S. Treasury Bills, and (6) the ProShares UltraShort Euro ETF. The Benchmark is not comprised of, and the Fund does not invest in, any hedge fund or group of hedge funds.

Investment Objective
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Hedge Replication ETF
Investment Advisory Fees		0.75%
Other Expenses	[1]	1.12%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.87%
Fee Waiver/Reimbursement	[2]	(0.92%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years
ProShares Hedge Replication ETF	97	498

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Benchmark, established by Merrill Lynch International, seeks to provide the risk and return characteristics of the hedge fund asset class by targeting a high correlation with the HFRI. The Benchmark is published under the Bloomberg ticker symbol "MLEIFCTX."

The Fund invests in a combination of securities and derivatives that ProShare Advisors believes should track the performance of the Benchmark. It is expected that, at any given point in time, the Fund will be substantially invested in three-month U.S. Treasury Bills, which is one of the Factors, or other short-term debt instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles in order to gain exposure to the three-month U.S. Treasury Bill rate. Assets not invested in equity securities, depositary receipts or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Benchmark. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

¡

Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•

Money Market Instruments — The Fund invests in three-month U.S. Treasury Bills or other short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

•	Depositary Receipts — The Fund may invest in depositary receipts, which principally include

¡	American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company.

¡	Global Depositary Receipts (GDRs), which are receipts for shares in a foreign-based corporation traded in capital markets around the world.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Benchmark. The Fund may gain exposure to only a representative sample of the securities that comprise the Factors of the Benchmark, which are intended to have aggregate characteristics similar to those of the of the Benchmark. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security or instrument, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Benchmark without regard to market conditions, trends or direction.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investment in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. The use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Benchmark, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Benchmark has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or to invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Benchmark reverses all or a portion its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return. Swap-related financing, borrowing and other costs will have the effect of lowering the Fund's return.

•

Benchmark Performance Risk — There is no guarantee or assurance that the methodology used to create the Benchmark will result in the Fund achieving high, or even positive, returns. The Benchmark may underperform more traditional indices. In turn, the Fund could lose value while the levels of other indices or measures of market performance increase. In addition, the Benchmark began publication on February 28, 2011 and accordingly the Benchmark has limited historical performance. The Benchmark does not in any way represent a managed hedge fund or group of hedge funds, and there is no guarantee that it will achieve returns correlated with any hedge fund, group of hedge funds, or the HFRI. Neither ProShare Advisors nor Merrill Lynch International has any control over the composition or compilation of the HFRI, and there is no guarantee that the HFRI will continue to be produced.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. Additionally, if the Benchmark has a dramatic intraday move, the terms of the swap between the Fund and its counterparty agreement may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Benchmark reverses all or a portion of its intraday move by the end of the day. The Factors that may adversely affect the Fund's correlation with the Benchmark include fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities of financial instruments in which the Fund invests. In addition, on each trading day, the closing levels of the factors that comprise the Benchmark are, in certain cases, calculated earlier or later than the time of valuation for the Fund. The Fund may not have investment exposure to all Factors in the Benchmark or the securities comprising such Factors and its weighting of investment exposure to such may be different from that of the Benchmark. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Benchmark. Activities surrounding Benchmark reconstitution and other Benchmark rebalancing or reconstitution events may hinder the Fund's ability to meet its investment objective.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than securities issued by and guaranteed as to principal and interest by the U.S. government.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment linked to or denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. A U.S. dollar investment in Depositary Receipts or ordinary shares of foreign issuers traded on U.S. exchanges or an investment in an instrument linked to a foreign currency are subject to foreign currency risk.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Benchmark's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies.

Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Because the Fund's foreign investments may be in developing or "emerging market" countries, all the aforementioned factors may be heightened and foreign investments risk may be higher.

•

Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Benchmark.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Small- and Mid-Cap Company Investment Risk — The Benchmark, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). The closing levels of the Factors that comprise the Benchmark are, in certain cases, calculated earlier or later than the time the Fund typically values its portfolio. As a result, the daily performance of the Fund may vary, perhaps significantly, from the daily performance of the Benchmark.

Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Hedge Replication ETF | ProShares Hedge Replication ETF
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	1.12%	[1]
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.87%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.92%)	[2]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	498
ProShares Hedge Replication ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Hedge Replication ETF

Important Information About the Fund

ProShares Hedge Replication ETF ProShares Hedge Replication ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Merrill Lynch Factor Model—Exchange Series (the "Benchmark").

The Benchmark, established by Merrill Lynch International, seeks to provide the risk and return characteristics of the hedge fund asset class by targeting a high correlation to the HFRI Fund Weighted Composite Index (the "HFRI"). The HFRI is designed to reflect hedge fund industry performance through an equally weighted composite of over 2000 constituent funds. In seeking to maintain a high correlation with the HFRI, the Benchmark utilizes a synthetic model to establish, each month, weighted long or short (or, in certain cases, long or flat) positions in six underlying factors ("Factors"). The Factors that comprise the Benchmark are the (1) S&P 500 Total Return Index, (2) the MSCI EAFE US Dollar Net Total Return Index, (3) the MSCI Emerging Markets US Dollar Net Total Return Index ("MSCI Emerging Markets"), (4) the Russell 2000 Total Return Index ("Russell 2000"), (5) three-month U.S. Treasury Bills, and (6) the ProShares UltraShort Euro ETF. The Benchmark is not comprised of, and the Fund does not invest in, any hedge fund or group of hedge funds.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Benchmark, established by Merrill Lynch International, seeks to provide the risk and return characteristics of the hedge fund asset class by targeting a high correlation with the HFRI. The Benchmark is published under the Bloomberg ticker symbol "MLEIFCTX."

The Fund invests in a combination of securities and derivatives that ProShare Advisors believes should track the performance of the Benchmark. It is expected that, at any given point in time, the Fund will be substantially invested in three-month U.S. Treasury Bills, which is one of the Factors, or other short-term debt instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles in order to gain exposure to the three-month U.S. Treasury Bill rate. Assets not invested in equity securities, depositary receipts or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Benchmark. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

¡

Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of commodity at a specified time and place or, alternatively, may call for cash settlement.

•

Money Market Instruments — The Fund invests in three-month U.S. Treasury Bills or other short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

•	Depositary Receipts — The Fund may invest in depositary receipts, which principally include

¡	American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company.

¡	Global Depositary Receipts (GDRs), which are receipts for shares in a foreign-based corporation traded in capital markets around the world.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Benchmark. The Fund may gain exposure to only a representative sample of the securities that comprise the Factors of the Benchmark, which are intended to have aggregate characteristics similar to those of the of the Benchmark. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security or instrument, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Benchmark without regard to market conditions, trends or direction.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investment in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. The use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Benchmark, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Benchmark has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or to invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Benchmark reverses all or a portion its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return. Swap-related financing, borrowing and other costs will have the effect of lowering the Fund's return.

•

Benchmark Performance Risk — There is no guarantee or assurance that the methodology used to create the Benchmark will result in the Fund achieving high, or even positive, returns. The Benchmark may underperform more traditional indices. In turn, the Fund could lose value while the levels of other indices or measures of market performance increase. In addition, the Benchmark began publication on February 28, 2011 and accordingly the Benchmark has limited historical performance. The Benchmark does not in any way represent a managed hedge fund or group of hedge funds, and there is no guarantee that it will achieve returns correlated with any hedge fund, group of hedge funds, or the HFRI. Neither ProShare Advisors nor Merrill Lynch International has any control over the composition or compilation of the HFRI, and there is no guarantee that the HFRI will continue to be produced.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. Additionally, if the Benchmark has a dramatic intraday move, the terms of the swap between the Fund and its counterparty agreement may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Benchmark reverses all or a portion of its intraday move by the end of the day. The Factors that may adversely affect the Fund's correlation with the Benchmark include fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities of financial instruments in which the Fund invests. In addition, on each trading day, the closing levels of the factors that comprise the Benchmark are, in certain cases, calculated earlier or later than the time of valuation for the Fund. The Fund may not have investment exposure to all Factors in the Benchmark or the securities comprising such Factors and its weighting of investment exposure to such may be different from that of the Benchmark. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Benchmark. Activities surrounding Benchmark reconstitution and other Benchmark rebalancing or reconstitution events may hinder the Fund's ability to meet its investment objective.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than securities issued by and guaranteed as to principal and interest by the U.S. government.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment linked to or denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. A U.S. dollar investment in Depositary Receipts or ordinary shares of foreign issuers traded on U.S. exchanges or an investment in an instrument linked to a foreign currency are subject to foreign currency risk.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Benchmark's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies.

Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Because the Fund's foreign investments may be in developing or "emerging market" countries, all the aforementioned factors may be heightened and foreign investments risk may be higher.

•

Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Benchmark.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Small- and Mid-Cap Company Investment Risk — The Benchmark, and by extension, the Fund is exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). The closing levels of the Factors that comprise the Benchmark are, in certain cases, calculated earlier or later than the time the Fund typically values its portfolio. As a result, the daily performance of the Fund may vary, perhaps significantly, from the daily performance of the Benchmark.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for a full calendar year

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

ProShares RAFI Long/Short

RAFI® Long/Short

Important Information About the Fund

ProShares RAFI® Long/Short ProShares RAFI® Long/Short (the "Fund") seeks investment results, before fees and expenses, that track the performance of the RAFI® US Equity Long/Short Index (the "Index").

The Index (Bloomberg Ticker "RAFILS") allocates an aggregate equal dollar amount to both long and short equity positions. This allocation is based on a comparison of Research Affiliates Fundamental Index® weightings with traditional market capitalization weightings.

Investment Objective
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares RAFI Long/Short
Investment Advisory Fees		0.75%
Other Expenses	[1]	1.25%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		2.00%
Fee Waiver/Reimbursement	[2]	(1.05%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years
ProShares RAFI Long/Short	97	526

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the period from December 2, 2010 (the Fund's inception date) to May 31, 2011, the Fund's annual portfolio turnover rate was 45% of the average value of its entire portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in a combination of equity securities and derivatives that ProShare Advisors believes should track the performance of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in or making short sales of the equity securities comprising the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security or instrument, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to its Index without regard to market conditions, trends or direction. Thus, it is designed to meet its investment objective as calculated from NAV to NAV of matching, before fees and expenses, the performance of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. The use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or to invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The factors that may adversely affect the Fund's correlation with the Index include fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its investment objective.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

•

Index Performance Risk — There is no guarantee or assurance that the methodology used to create the Index will result in the Fund achieving high, or even positive, returns. The Index may underperform more traditional indices. In turn, the Fund could lose value while other indices or measures of market performance increase in value. In addition, the Index was formed in November 2010. Accordingly, the Index has limited historical performance.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares RAFI Long/Short | ProShares RAFI Long/Short
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	1.25%	[1]
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	2.00%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.05%)	[2]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	526
ProShares RAFI Long/Short
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

RAFI® Long/Short

Important Information About the Fund

ProShares RAFI® Long/Short ProShares RAFI® Long/Short (the "Fund") seeks investment results, before fees and expenses, that track the performance of the RAFI® US Equity Long/Short Index (the "Index").

The Index (Bloomberg Ticker "RAFILS") allocates an aggregate equal dollar amount to both long and short equity positions. This allocation is based on a comparison of Research Affiliates Fundamental Index® weightings with traditional market capitalization weightings.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the period from December 2, 2010 (the Fund's inception date) to May 31, 2011, the Fund's annual portfolio turnover rate was 45% of the average value of its entire portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a combination of equity securities and derivatives that ProShare Advisors believes should track the performance of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in or making short sales of the equity securities comprising the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security or instrument, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to its Index without regard to market conditions, trends or direction. Thus, it is designed to meet its investment objective as calculated from NAV to NAV of matching, before fees and expenses, the performance of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. The use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or to invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The factors that may adversely affect the Fund's correlation with the Index include fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its investment objective.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

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Index Performance Risk — There is no guarantee or assurance that the methodology used to create the Index will result in the Fund achieving high, or even positive, returns. The Index may underperform more traditional indices. In turn, the Fund could lose value while other indices or measures of market performance increase in value. In addition, the Index was formed in November 2010. Accordingly, the Index has limited historical performance.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for a full calendar year

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct 1, 2011